UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

September 30, 2012

MFS® MUNICIPAL INCOME FUND

LMB-SEM

MFS® MUNICIPAL INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets face major economic and political challenges. While the European debt crisis continues, there are signs of improvement given the European Central Bank's willingness to backstop troubled sovereigns and the agreement to provide direct financial aid to struggling banks. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year-end. At the same time, global consumer and producer confidence is weak. And a search for safe havens by nervous investors has kept yields historically low on highly rated government bonds, including those issued by Germany and the United States.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the Fed extended its quantitative easing program. Equity markets have started to build in expectations of further stimulus activity by the US, European and Chinese central banks. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue-Hospitals	15.6%
Universities-Colleges	8.8%
Water & Sewer Utility Revenue	8.1%
Utilities-Municipal Owned	7.6%
General Obligations-General Purpose	6.7%

Composition including fixed income credit quality (a)(i)
AAA	9.5%
AA	31.9%
A	25.9%
BBB	22.7%
BB	2.2%
B	2.0%
CCC	0.1%
CC (o)	0.0%
C	0.1%
Not Rated	2.5%
Cash & Other	3.1%

Portfolio facts (i)
Average Duration (d)	8.6
Average Effective Maturity (m)	17.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 9/30/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

April 1, 2012 through September 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2012 through September 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.77%	$1,000.00	$1,057.20	$3.97
	Hypothetical (h)	0.77%	$1,000.00	$1,021.21	$3.90
B	Actual	1.51%	$1,000.00	$1,051.98	$7.77
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
C	Actual	1.51%	$1,000.00	$1,053.07	$7.77
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
I	Actual	0.52%	$1,000.00	$1,058.59	$2.68
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
A1	Actual	0.52%	$1,000.00	$1,057.33	$2.68
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
B1	Actual	1.28%	$1,000.00	$1,054.53	$6.59
	Hypothetical (h)	1.28%	$1,000.00	$1,018.65	$6.48

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting the Table

Expense ratios include 0.03% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.6%
Issuer	Shares/Par	Value ($)

Airport Revenue - 2.9%
Atlanta, GA, Airport Rev., “B”, 5%, 2025	$1,415,000	$1,680,853
Atlanta, GA, Airport Rev., “B”, 5%, 2026	800,000	950,328
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	7,125,000	8,368,028
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2030	1,640,000	1,831,404
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2031	1,095,000	1,221,878
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	12,440,000	13,427,985
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,855,000	2,164,804
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,345,000	2,641,431
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	2,990,000	3,503,144
Massachusetts Port Authority Rev., “A”, 5%, 2037	470,000	525,291
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	6,561,069
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,487,331
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,706,536
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2028	6,000,000	6,821,040
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	7,570,000	8,480,898

		$62,372,020
General Obligations - General Purpose - 6.6%
Allegheny County, PA, “C-70”, 5%, 2037	$2,010,000	$2,218,397
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	9,145,000	10,800,977
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 2030	5,000,000	6,987,800
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,585,000	6,358,355
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	2,000,000	2,063,760
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,180,000	2,418,972
Detroit, MI, 5.25%, 2035	5,000,000	5,496,450
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	8,145,000	9,493,893
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,421,928
New York, NY, “B”, 5%, 2020	10,730,000	13,341,360
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,182,800
State of California, 5%, 2024	4,365,000	5,245,421

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
State of California, 5.25%, 2028	$2,965,000	$3,539,054
State of California, 5.125%, 2033	2,155,000	2,408,514
State of California, 6.5%, 2033	4,000,000	5,054,960
State of California, 6%, 2039	3,000,000	3,618,840
State of Hawaii, “DZ”, 5%, 2031	2,230,000	2,681,843
State of Illinois, 5%, 2025	1,060,000	1,190,274
State of Louisiana, “C”, 5%, 2026	4,380,000	5,427,959
State of Maryland, “C”, 5%, 2019	6,890,000	8,725,565
State of Tennessee, “A”, 5%, 2029	1,000,000	1,224,620
State of Washington, “A”, 4%, 2030	7,585,000	8,300,569
State of Washington, “A”, 5%, 2033	5,000,000	5,878,300
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	28,706,728

		$143,787,339
General Obligations - Improvement - 1.8%
Columbus, OH, ”A”, 4%, 2028	$19,075,000	$21,332,526
Guam Government, “A”, 7%, 2039	910,000	1,025,333
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 2021 (c)	4,700,000	5,436,866
Massachusetts Bay Transportation Authority, “A”, 7%, 2021	3,800,000	5,109,176
Massachusetts Bay Transportation Authority, “C”, ETM, 6.1%, 2013 (c)	3,640,000	3,728,052
New Orleans, LA, 5%, 2030	660,000	745,820
New Orleans, LA, 5%, 2031	790,000	887,684

		$38,265,457
General Obligations - Schools - 4.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,010,000	$962,408
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,035,000	924,338
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,070,000	1,751,321
Chesterfield County, SC, School District, 5%, 2025	2,250,000	2,750,738
Chicago, IL, Board of Education, NATL, 6.25%, 2015	15,670,000	16,172,380
Chicago, IL, Board of Education, “A”, 5%, 2041	2,700,000	2,944,188
Denver, CO, City & County School District No. 1, 5%, 2024	10,000,000	12,302,100
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	2,090,714
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,759,574
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	2,825,000	1,166,725

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	$2,785,000	$1,077,879
Florence, AL, Board of Education, Tax Anticipation School Warrants, 4%, 2025	1,225,000	1,366,255
Florida Board of Education, Capital Outlay, 9.125%, 2014	795,000	841,905
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	250,000	305,925
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	665,000	742,632
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,041,820
Fresno, CA, Unified School District, “A”, NATL, 6.55%, 2020	1,225,000	1,287,242
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,691,251
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	709,722
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,278,363
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,083,195
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	905,360
Los Angeles, CA, Community College District (Election of 2008), “C”, 5.25%, 2039	5,000,000	5,802,150
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	934,181
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	580,000	245,120
Monongalia County, WV, Board of Education, 5%, 2029	2,445,000	2,882,851
Monongalia County, WV, Board of Education, 5%, 2031	675,000	787,867
Monongalia County, WV, Board of Education, 5%, 2033	965,000	1,114,179
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,777,845
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	1,002,017
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,824,233
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,910,218
Reading, PA, School District, “A”, 5%, 2020	1,000,000	1,154,370
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,194,740
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,194,740
San Mateo County, CA, Community College District (2005 Election), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	3,004,512
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	10,000,000	10,906,900
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,029,257
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	1,038,085

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	$3,440,000	$1,600,254
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	548,107

		$98,107,661
Healthcare Revenue - Hospitals - 15.3%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$255,000	$194,489
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,029,888
Baxter County, AR, Hospital Rev., 5.375%, 2014	10,000	10,032
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,476,974
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,950,875
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 2031	5,000,000	5,870,000
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	2,640,000	2,869,258
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	8,170,000	8,979,484
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	350,000	351,810
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,550,000	3,845,147
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	4,850,000	5,610,480
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,185,950
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,601,055
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,211,961
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,562,849
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,314,792
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	5,388,250
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.171%, 2027 (p)	4,700,000	6,495,306

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, ETM, 6.5%, 2019 (c)	$1,000,000	$1,239,260
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	300,000	382,200
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,244,653
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,402,889
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,571,488
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,953,095
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,766,400
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	8,005,380
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,798,455
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,945,460
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,975,000	3,230,434
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,641,433
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,547,920
Indiana Finance Authority, Hospital Rev. (Parkview Health System), 5%, 2029	1,585,000	1,804,681
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,636,786
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,711,887
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	1,014,250
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	1,980,000	2,206,393
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,355,000	3,896,396
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,648,168
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	891,414
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	745,267

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	$4,445,000	$5,270,748
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	585,000	627,968
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,170,000	1,250,227
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	1,082,104
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	642,818
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	440,000	489,562
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	1,005,000	1,100,244
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	2,205,000	2,393,726
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,715,759
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,990,000	4,299,824
Louisiana Public Facilities Authority, Hospital Rev. (Lafayette General Medical Center), 5.5%, 2040	5,000,000	5,438,250
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,850,000	6,130,683
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	319,421
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,060,940
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	863,821
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,236,102
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,510,000	1,835,843
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,780,000	3,220,964
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	1,670,000	1,889,455
Mecosta County, MI, General Hospital Rev., 6%, 2018	220,000	220,275
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,632,739
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,195,000	3,597,059

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$1,270,000	$1,457,617
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	8,024,012
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	801,983
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	610,000	658,184
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	440,000	464,636
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	602,246
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,610,000	5,388,030
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	490,000	540,632
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	569,633
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	505,530
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,789,249
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,634,745
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,252,950
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	6,000,000	6,868,020
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	260,416
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,249,847
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	1,490,000	1,514,198
Orange County, FL, Health Facilities Authority Rev. (Orlando Health, Inc.), “A”, 5%, 2042	4,455,000	4,796,743
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	1,071,540
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,210,000	2,481,410
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	9,039,448
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,477,321

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	$2,325,000	$2,993,228
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,204,522
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,599,230
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	2,290,000	2,497,314
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,104,460
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	535,075
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	432,709
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,634,523
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	1,205,000	1,305,136
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System, Inc.), 5.625%, 2013 (c)	500,000	513,375
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,177,838
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	6,445,000	7,214,597
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	3,349,183
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	2,000,000	25,000
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,300,000	3,306,831
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	330,000	331,521
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,816,614
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,472,548
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	5,360,000	6,011,026
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	2,075,000	2,498,902
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	915,000	1,089,820
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	505,705

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	$1,450,000	$1,726,022
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	4,291,064
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,285,000	6,221,608
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2027	14,095,000	16,237,581
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,370,512
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	2,190,370
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,818,365
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	2,215,000	2,505,387
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	665,000	738,243
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	3,115,000	3,334,047
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,879,766
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,220,000	1,446,542
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,668,060
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	4,345,216
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,421,268

		$333,813,039
Healthcare Revenue - Long Term Care - 2.4%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	$1,595,000	$1,444,257
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,131,189
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,143,450
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	277,306
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	107,841

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	$715,000	$760,174
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	505,000	531,568
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	929,957
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,621,341
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	446,426
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,314,797
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,479,538
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	730,000	730,212
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,295,833
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,541,573
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	2,091,640
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	3,001,683
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,750,000	1,863,680
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	133,740
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	7,598,509
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	439,027
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	3,393,167
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	5,037,615
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	864,250
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,575,000	3,009,428
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	500,447
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,612,567

		$51,301,215

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - 0.1%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$280,000	$281,355
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	890,000	891,860

		$1,173,215
Industrial Revenue - Airlines - 0.3%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,599,869
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,087,021
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	728,503
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	637,909
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	570,000	572,075
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines), “C”, 7.5%, 2024 (a)(d)	1,435,000	1,421,726
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport), 7.75%, 2031 (d)(q)	1,190,000	1,255,902

		$7,303,005
Industrial Revenue - Chemicals - 1.1%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$505,800
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	7,310,000	8,279,818
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,796,416
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,635,200
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	6,990,420
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	3,127,554
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,200,000	1,213,260

		$23,548,468

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - 0.2%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,093,612
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,806,508
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,359,899
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	320,487

		$5,580,506
Industrial Revenue - Other - 0.7%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)(d)	$126,224	$1,262
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	116,013	1,160
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	430,000	430,280
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	265,000	254,684
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,567,975
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,304,225
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	560,000	573,681
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	478,122

		$14,611,389
Industrial Revenue - Paper - 0.3%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$1,760,000	$1,832,195
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,526,205
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	2,141,454
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	1,250,000	1,261,713
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	550,000	11,550

		$6,773,117

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,363,132
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,205,000	3,693,666
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	2,460,000	2,460,221
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	3,146,999
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	2,159,960
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	678,844

		$14,502,822
Miscellaneous Revenue - Other - 1.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$929,407
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,501,390
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,219,680
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,358,203
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	3,900,000	4,060,095
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	750,000	868,080
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	505,000	591,128
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	2,770,000	3,252,119
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,227,147
District of Columbia Rev. (American Society Hematology), 5%, 2036	760,000	827,192
District of Columbia Rev. (American Society Hematology), 5%, 2042	985,000	1,065,435
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	2,320,000	2,605,105
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	465,000	509,724
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	720,140
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	2,048,956
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	2,300,000	2,632,879
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,944,148
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	460,866

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	$160,000	$160,042

		$31,981,736
Multi-Family Housing Revenue - 0.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$1,045,000	$1,057,247
Eden Prairie, MN, Multi-Family Housing Rev. (Rolling Hills), “A”, GNMA, 6%, 2021	200,000	208,452
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,401,139
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,232,556
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,820,020

		$5,719,414
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,250,000	$3,659,435

Port Revenue - 1.2%
Louisiana Offshore Terminal Authority Deepwater Port Rev. (Loop LLC), “B-1A”, 1.375%, 2037 (b)	$1,885,000	$1,886,828
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	795,000	870,867
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,535,000	1,665,322
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	545,000	596,513
Port Authority of NY & NJ, “173”, 4%, 2027	15,000,000	16,688,550
Port of Oakland, CA, Rev., “P”, 5%, 2033	1,000,000	1,116,830
Seattle, WA, Port Rev., “B”, 5%, 2024	3,000,000	3,518,460

		$26,343,370
Sales & Excise Tax Revenue - 6.4%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,755,000	$2,072,269
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	3,505,000	4,120,198
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	655,000	767,103
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	4,685,000	5,346,288
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	6,150,000	7,439,102
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	5,000,000	5,841,200
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	6,118,250
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	9,445,000	12,271,038

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2031	$3,615,000	$4,925,221
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	3,567,425
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032 (u)	10,730,000	12,810,332
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 2026	12,500,000	15,538,625
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	3,640,000	4,157,098
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	21,519,000
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	3,435,000	3,890,515
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	45,000	58,470
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	5,855,000	6,609,710
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,105,000	1,191,842
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,745,000	1,863,992
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,530,000	1,638,309
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,460,000	3,845,652
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	605,000	647,386
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	4,190,000	4,272,878
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	2,014,988
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	280,000	87,914
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,462,055
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	1,099,128
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	841,911
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,970,000	2,807,624

		$138,825,523

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - 0.7%
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	$990,000	$1,036,738
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	1,525,000	1,560,487
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	40,000	40,528
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	35,000	37,460
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	225,000	230,963
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	180,000	181,813
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	1,790,000	1,863,157
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	1,060,000	1,079,281
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,180,000	1,236,640
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	345,000	367,263
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	130,000	137,847
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,460,000	1,544,738
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	95,000	101,462
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	475,000	512,554
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	620,000	668,527
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	110,000	113,930
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	425,000	438,681
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,270,000	1,354,226
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	200,000	209,986
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 2038	1,525,000	1,620,206

		$14,336,487

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - 1.0%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$4,595,000	$4,712,816
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	1,935,000	2,029,389
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	6,600,000	6,771,006
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	2,220,000	2,271,193
Colorado Housing & Finance Authority Rev., 6.05%, 2016	25,000	25,526
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	45,000	45,933
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	50,000	51,711
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	305,000	320,576
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	255,000	267,255
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	25,000	25,937
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	665,000	720,740
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	525,000	536,057
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	500,000	530,750
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	100,000	100,276
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	820,000	849,389
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	180,000	180,302
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	85,000	85,886
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	685,000	733,142
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	935,000	988,407
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	660,000	698,386
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	455,000	476,740

		$22,421,417
Solid Waste Revenue - 0.2%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,950,000	$1,951,463
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	355,000	355,880
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	1,003,010

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - continued
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	$295,000	$347,858
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	656,794

		$4,315,005
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$1,200,000	$1,240,164
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,223,920

		$2,464,084
State & Local Agencies - 3.7%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$2,950,000	$3,410,082
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	500,000	544,060
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 2025	3,000,000	3,821,730
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,840,000	9,112,510
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.781%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.032%, 2037	7,000,000	4,718,490
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.944%, 2018 (p)	900,000	1,192,158
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	1,000,000	1,012,210
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,559,470
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,415,000	3,710,841
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	1,025,970
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	1,075,127
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,174,650
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,952,397
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	909,000
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	544,830
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	4,814,623

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
New York Dormitory Authority Rev. (City University), 5.75%, 2013	$1,355,000	$1,409,349
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	14,765,000	16,860,892
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,179,722
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	2,455,000	2,797,423
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	3,565,000	3,726,922
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	6,320,000	6,342,878
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,728,240

		$80,873,574
Student Loan Revenue - 0.9%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$650,241
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	2,240,000	2,503,379
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	2,240,000	2,511,286
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	185,000	207,809
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,795,000	4,256,852
Massachusetts Educational Financing Authority, “J”, 4.7%, 2026	2,600,000	2,682,628
Massachusetts Educational Financing Authority, “J”, 4.9%, 2028	2,705,000	2,814,066
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,650,000	2,944,442
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	260,577

		$18,831,280
Tax - Other - 0.6%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	$3,950,000	$4,664,990
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	5,000,000	6,231,300
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,567,422
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	130,000	137,277

		$13,600,989
Tax Assessment - 0.6%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$160,000	$134,549
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	1,285,000	1,387,106
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	890,000	831,830

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	$75,000	$74,584
Fishhawk Community Development District, FL, 7.04%, 2014	10,000	10,101
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,359,598
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	835,000	805,900
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,665,000	1,186,662
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	700,000	494,004
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	190,000	85,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	40,000	37,802
Main Street Community Development District, FL, “A”, 6.8%, 2038	540,000	520,295
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,336,820
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	70,000	56,024
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	200,000	78,500
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,221,140
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	70,000	69,231
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	585,000	540,295
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	55,000	38,504
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	375,000	341,048
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	122,806
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	75,000	72,506

		$13,804,805
Tobacco - 3.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$8,605,000	$7,241,280
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	5,000,000	3,979,650

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	$8,900,000	$7,499,140
District of Columbia, Tobacco Settlement, 6.25%, 2024	855,000	874,306
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,405,000	1,460,554
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	4,760,000	4,041,716
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	386,232
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	3,970,000	4,639,421
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	2,610,000	2,904,773
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	8,750,000	10,243,363
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,844,908
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	955,000	978,197
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,835,000	2,899,298
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	12,095,000	10,019,982
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	765,000	815,062
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	7,965,000	8,911,481
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	180,000	187,450
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,659,915

		$74,586,728
Toll Roads - 2.3%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$1,495,000	$1,651,302
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	5,645,000	6,284,296
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	6,920,000	8,724,459
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2029	15,000,000	17,586,150
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 2016 (c)	1,000,000	1,173,550
Oklahoma Turnpike Authority, “B”, 5%, 2027	3,835,000	4,586,161
Oklahoma Turnpike Authority, “B”, 5%, 2028	745,000	887,854
Oklahoma Turnpike Authority, “B”, 5%, 2030	500,000	590,955
Oklahoma Turnpike Authority, “B”, 5%, 2031	750,000	882,165
Orlando & Orange County, FL, Expressway Authority Rev., “A”, 5%, 2040	1,000,000	1,102,360
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	2,675,000	3,278,293

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$1,310,000	$1,428,830
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	2,180,000	2,502,269

		$50,678,644
Transportation - Special Tax - 2.3%
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 2026	$8,180,000	$9,155,792
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	4,870,000	6,084,481
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	1,120,000	1,237,298
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	9,411,825
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	330,000	343,589
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,275,592
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	4,595,000	5,542,765
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	4,595,000	5,517,722
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	4,615,000	5,516,725
State of Hawaii, Highway Rev., “A”, 5%, 2030	3,695,000	4,422,767
State of Hawaii, Highway Rev., “A”, 5%, 2031	1,380,000	1,643,056
State of Hawaii, Highway Rev., “A”, 5%, 2032	920,000	1,089,574

		$51,241,186
Universities - Colleges - 8.7%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,804,425
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,818,278
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,315,623
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,873,626
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,854,870
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,550,000	1,743,812
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	925,000	1,118,917
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	5,364,657

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$1,785,000	$1,974,496
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	978,707
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	260,653
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	289,764
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	3,347,760
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	490,000	544,807
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	9,638,504
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	6,355,000	7,352,036
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,685,000	3,267,994
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,528,045
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,111,031
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	539,520
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	8,235,000	9,219,577
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	1,450,000	1,679,999
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	1,080,000	1,245,002
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	275,000	314,287
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,648,678
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	5,345,585
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,990,272
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,383,148
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	1,065,000	1,178,486
Indiana University Rev., “A”, 5%, 2029	950,000	1,171,046
Indiana University Rev., “A”, 5%, 2030	610,000	743,663

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Indiana University Rev., “A”, 5%, 2031	$525,000	$636,515
Indiana University Rev., “A”, 5%, 2032	525,000	633,512
Indiana University Rev., “A”, 5%, 2037	1,580,000	1,853,403
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,338,670
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	575,046
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	683,642
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	1,032,170
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	490,161
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	30,415,250
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,399,866
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,730,076
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	1,000,000	1,095,200
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,875,000	2,107,800
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	5,125,451
Oregon Health & Science University Rev., “A”, 5%, 2026	530,000	628,813
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), 5.5%, 2034	2,420,000	2,493,157
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	1,210,000	1,305,941
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	3,500,000	3,835,580
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 5%, 2035	250,000	284,618
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	2,230,000	2,403,427
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,495,540
Texas A&M University, “A”, 5%, 2026	1,150,000	1,491,263
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	2,175,000	2,572,699
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	960,000	1,126,426

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	$915,000	$1,069,708
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	1,675,000	1,934,056
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	9,895,000	10,932,689
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,502,895
University of Colorado, Enterprise Rev., 5%, 2029	4,220,000	5,044,124
University of Minnesota, “A”, 5%, 2025	710,000	885,455
University of Minnesota, “A”, 5%, 2027	1,000,000	1,239,570
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,340,150
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,926,455
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	703,092
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,421,747

		$188,401,435
Universities - Dormitories - 0.8%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$4,341,336
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	1,061,429
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	1,060,198
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,803,454
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	2,730,000	3,216,650
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	4,210,000	5,027,414
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	576,749
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	1,007,430

		$18,094,660
Universities - Secondary Schools - 1.7%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$5,244,328
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,651,471

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	$1,425,000	$1,609,224
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,978,114
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	295,000	294,006
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	545,000	560,249
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,962,700
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2030	2,425,000	2,642,110
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	5,130,000	5,490,742
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,690,588
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,230,000	4,994,065
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	100,000	40,000
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	480,000	491,525
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	451,947
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	3,260,843

		$36,361,912
Utilities - Investor Owned - 3.9%
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	$2,460,000	$242,704
California Statewide Communities Development Authority, Pollution Control Rev., “A”, 4.5%, 2029	6,000,000	6,437,040
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	1,840,000	2,174,218
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “F”, 4%, 2039	2,595,000	2,608,831
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	5,990,000	6,710,956
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	11,103,073
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	4,246,452

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	$6,000,000	$6,056,700
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	500,000	598,545
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	10,706,200
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	2,032,626
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,795,325
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	808,074
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,380,912
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	701,365
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	985,000	1,209,807
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	1,970,000	2,293,198
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	5,494,950
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,803,082
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	5,479,054
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,610,000	5,140,657
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,960,673

		$83,984,442
Utilities - Municipal Owned - 7.5%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2024	$1,500,000	$1,786,530
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,518,825
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	13,080,000	16,390,025
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	400,000	480,636
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,107,250
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	156,139

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	$2,000,000	$2,288,400
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,079,600
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,685,789
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	417,626
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,759,930
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	14,020,000	14,506,494
JEA, FL, Electric System Rev., “3-D-2”, 5%, 2038	480,000	542,285
Lakeland, FL, Energy System Rev., “B”, 5.25%, 2036	500,000	649,930
Lincoln, NB, Electric System Rev., 5%, 2028	2,000,000	2,458,180
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	550,000	576,686
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2029	4,765,000	5,748,782
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2030	2,500,000	3,005,350
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	11,750,645
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, BHAC, 5.25%, 2019	10,000,000	10,122,300
Northern California Transmission Agency, NATL, 7%, 2013	1,425,000	1,480,661
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,378,110
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	3,270,000	3,842,512
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	2,195,000	2,519,926
Salt River, AZ, Project Agriculture Improvement & Power District Electric, “A”, 5%, 2028	13,500,000	16,407,900
San Antonio, TX, Electric & Gas Rev., 5.25%, 2025 (u)	25,000,000	32,939,500
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,358,037

		$162,958,048
Utilities - Other - 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$804,839
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	2,349,434
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	5,179,709
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	957,191

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	$1,740,000	$1,981,355
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	9,660,000	10,370,010
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	4,747,252
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	6,141,873
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	12,200,000	13,326,060
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,780,191
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,698,210
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,849,698
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,648,662
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,455,283
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,805,000	3,100,310

		$59,390,077
Water & Sewer Utility Revenue - 8.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,514,548
Austin, TX, Water & Wastewater System Rev., 5%, 2027	3,000,000	3,681,720
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	28,528,293
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	5,415,000	5,707,681
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	10,000,000	11,504,200
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,285,000	6,411,234
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,415,000	1,702,684
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,345,000	5,193,883
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	235,000	279,060
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	3,910,000	4,459,981
El Paso, TX, Water & Sewer Rev., 5%, 2028	455,000	547,738
Fulton County, GA, Water & Sewer Rev., 5%, 2026	3,680,000	4,397,784
Fulton County, GA, Water & Sewer Rev., 5%, 2027	2,285,000	2,723,149
Houston, TX, Utility System Rev., “D”, 5%, 2036	3,760,000	4,329,903
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	4,000,000	4,868,160
Iowa Finance Authority Rev., 5%, 2031	9,940,000	11,949,570
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	3,595,000	4,023,200
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	5,667,531
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,192,895
Metropolitan Water District of Salt Lake & Sandy (Water Rev. Project), “A”, 5%, 2037	1,525,000	1,782,390
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039	1,000,000	1,114,880

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	$2,300,000	$2,852,552
New York Environmental Facilities, “C”, 5%, 2041	2,745,000	3,159,056
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,664
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2042	2,440,000	2,735,606
North Texas Municipal Water District, Water System Rev., Refunding and Improvement, 4%, 2031	22,545,000	24,266,085
Orange County, CA, Sanitation District, Wastewater Rev., “A”, 4%, 2033	9,250,000	10,123,570
Pinellas County, FL, Sewer Rev., AGM, 5%, 2013 (c)	1,170,000	1,226,008
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	330,000	343,299
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,070,150
San Antonio, TX, Water System Rev., 4%, 2028	5,000,000	5,578,600
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,011,995
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	950,136

		$173,469,205
Total Municipal Bonds (Identified Cost, $1,874,108,875)		$2,077,482,709

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.18%, due 10/01/12	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.18%, due 10/01/12	2,300,000	2,300,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$3,800,000

Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	122,735,217	$122,735,217
Total Investments (Identified Cost, $2,000,644,092)		$2,204,017,926

Other Assets, Less Liabilities - (1.4)%		(30,695,073)
Net Assets - 100.0%		$2,173,322,853

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

35

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,559,484 representing 0.3% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,820,020
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

36

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,877,908,875)	$2,081,282,709
Underlying affiliated funds, at cost and value	122,735,217
Total investments, at value (identified cost, $2,000,644,092)	$2,204,017,926
Receivables for
Investments sold	8,313,961
Fund shares sold	8,118,137
Interest	28,138,853
Other assets	1,106
Total assets	$2,248,589,983
Liabilities
Payables for
Distributions	$1,354,720
Investments purchased	5,493,042
Fund shares reacquired	2,358,862
Payable to the holder of the floating rate certificate from trust assets	64,965,749
Payable for interest expense and fees	157,874
Payable to affiliates
Investment adviser	58,200
Shareholder servicing costs	621,286
Distribution and service fees	54,573
Payable for independent Trustees’ compensation	35,922
Accrued expenses and other liabilities	166,902
Total liabilities	$75,267,130
Net assets	$2,173,322,853
Net assets consist of
Paid-in capital	$1,974,140,241
Unrealized appreciation (depreciation) on investments	203,373,834
Accumulated net realized gain (loss) on investments	(8,600,447)
Undistributed net investment income	4,409,225
Net assets	$2,173,322,853
Shares of beneficial interest outstanding	241,432,296

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$970,702,834	107,882,363	$9.00
Class B	37,347,067	4,144,731	9.01
Class C	218,101,754	24,155,947	9.03
Class I	217,022,281	24,146,679	8.99
Class A1	727,266,095	80,782,612	9.00
Class B1	2,882,822	319,964	9.01

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and Class A1, for which the maximum offering price per share was $9.45 [100 / 95.25 x $9.00]. On sales of $50,000 or more, the maximum offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

37

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$50,048,100
Dividends from underlying affiliated funds	72,489
Total investment income	$50,120,589
Expenses
Management fee	$4,112,907
Distribution and service fees	2,326,193
Shareholder servicing costs	780,299
Administrative services fee	150,684
Independent Trustees’ compensation	26,580
Custodian fee	99,944
Shareholder communications	39,169
Audit and tax fees	25,763
Legal fees	13,990
Interest expense and fees	316,998
Miscellaneous	101,963
Total expenses	$7,994,490
Fees paid indirectly	(19)
Reduction of expenses by investment adviser and distributor	(324,690)
Net expenses	$7,669,781
Net investment income	$42,450,808
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$8,094,810
Futures contracts	(516,930)
Net realized gain (loss) on investments	$7,577,880
Change in unrealized appreciation (depreciation)
Investments	$63,184,502
Futures contracts	(191,117)
Net unrealized gain (loss) on investments	$62,993,385
Net realized and unrealized gain (loss) on investments	$70,571,265
Change in net assets from operations	$113,022,073

See Notes to Financial Statements

38

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/12 (unaudited)	Year ended 3/31/12
From operations
Net investment income	$42,450,808	$82,595,972
Net realized gain (loss) on investments	7,577,880	(765,426)
Net unrealized gain (loss) on investments	62,993,385	158,561,689
Change in net assets from operations	$113,022,073	$240,392,235
Distributions declared to shareholders
From net investment income	$(40,328,332)	$(80,046,813)
Change in net assets from fund share transactions	$146,389,582	$161,400,565
Total change in net assets	$219,083,323	$321,745,987
Net assets
At beginning of period	1,954,239,530	1,632,493,543
At end of period (including undistributed net investment income of $4,409,225 and $2,286,749, respectively)	$2,173,322,853	$1,954,239,530

See Notes to Financial Statements

39

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.68		$7.91	$8.32	$7.66	$8.21	$8.55
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.41	$0.41	$0.38	$0.42
Net realized and unrealized gain (loss) on investments	0.31		0.76	(0.42)	0.65	(0.51)	(0.35)
Total from investment operations	$0.49		$1.15	$(0.01)	$1.06	$(0.13)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.38)	$(0.40)	$(0.40)	$(0.39)	$(0.40)
From net realized gain on investments	—		—	—	—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.17)		$(0.38)	$(0.40)	$(0.40)	$(0.42)	$(0.41)
Net asset value, end of period (x)	$9.00		$8.68	$7.91	$8.32	$7.66	$8.21
Total return (%) (r)(s)(t)(x)	5.72	(n)	14.83	(0.24)	14.01	(1.53)	0.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.81	0.81	0.82	0.92	1.05
Expenses after expense reductions (f)	0.77	(a)	0.77	0.78	0.78	0.74	0.80
Net investment income	4.09	(a)	4.69	4.95	5.04	4.88	4.99
Portfolio turnover	11	(n)	25	23	15	25	32
Net assets at end of period (000 omitted)	$970,703		$829,860	$764,621	$632,523	$420,234	$279,614
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.74	(a)	0.74	0.74	0.75	0.67	0.70

See Notes to Financial Statements

40

Financial Highlights – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.70		$7.92	$8.34	$7.68	$8.22	$8.57
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.35	$0.35	$0.33	$0.36
Net realized and unrealized gain (loss) on investments	0.30		0.77	(0.43)	0.65	(0.51)	(0.36)
Total from investment operations	$0.45		$1.10	$(0.08)	$1.00	$(0.18)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.34)	$(0.34)	$(0.33)	$(0.34)
From net realized gain on investments	—		—	—	—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.14)		$(0.32)	$(0.34)	$(0.34)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$9.01		$8.70	$7.92	$8.34	$7.68	$8.22
Total return (%) (r)(s)(t)(x)	5.20	(n)	14.09	(1.10)	13.15	(2.13)	(0.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.56	1.56	1.57	1.68	1.80
Expenses after expense reductions (f)	1.51	(a)	1.52	1.53	1.53	1.49	1.55
Net investment income	3.33	(a)	3.91	4.21	4.30	4.12	4.24
Portfolio turnover	11	(n)	25	23	15	25	32
Net assets at end of period (000 omitted)	$37,347		$31,883	$22,842	$23,060	$20,978	$22,372
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.49	1.49	1.50	1.42	1.45
See Notes to Financial Statements

41

Financial Highlights – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$8.71		$7.94	$8.35	$7.69	$8.24	$8.59
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.35	$0.35	$0.32	$0.35
Net realized and unrealized gain (loss) on investments	0.31		0.76	(0.42)	0.65	(0.51)	(0.35)
Total from investment operations	$0.46		$1.09	$(0.07)	$1.00	$(0.19)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.34)	$(0.34)	$(0.33)	$(0.34)
From net realized gain on investments	—		—	—	—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.14)		$(0.32)	$(0.34)	$(0.34)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$9.03		$8.71	$7.94	$8.35	$7.69	$8.24
Total return (%) (r)(s)(t)(x)	5.31	(n)	13.92	(0.97)	13.13	(2.25)	(0.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.56	1.56	1.57	1.67	1.80
Expenses after expense reductions (f)	1.51	(a)	1.52	1.52	1.53	1.48	1.55
Net investment income	3.33	(a)	3.92	4.19	4.26	4.10	4.23
Portfolio turnover	11	(n)	25	23	15	25	32
Net assets at end of period (000 omitted)	$218,102		$187,078	$149,727	$143,504	$77,937	$42,759
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.49	1.49	1.50	1.41	1.45

See Notes to Financial Statements

42

Financial Highlights – continued

Class I	Six months ended 9/30/12		Period ended 3/31/12 (i)
	(unaudited)
Net asset value, beginning of period	$8.67		$8.22
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.27
Net realized and unrealized gain (loss) on investments	0.31		0.44	(g)
Total from investment operations	$0.50		$0.71
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.26)
Net asset value, end of period (x)	$8.99		$8.67
Total return (%) (r)(s)(x)	5.86	(n)	8.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55	(a)
Expenses after expense reductions (f)	0.52	(a)	0.52	(a)
Net investment income	4.34	(a)	4.70	(a)
Portfolio turnover	11	(n)	25
Net assets at end of period (000 omitted)	$217,022		$186,734
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.49	(a)	0.49	(a)

See Notes to Financial Statements

43

Financial Highlights – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
Class A1			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$8.69		$7.92	$8.33	$7.67	$8.21	$8.39
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.41	$0.43	$0.43	$0.40	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.76	(0.42)	0.65	(0.50)	(0.18	)(g)
Total from investment operations	$0.49		$1.17	$0.01	$1.08	$(0.10)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.40)	$(0.42)	$(0.42)	$(0.41)	$(0.33)
From net realized gain on investments	—		—	—	—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.40)	$(0.42)	$(0.42)	$(0.44)	$(0.34)
Net asset value, end of period (x)	$9.00		$8.69	$7.92	$8.33	$7.67	$8.21
Total return (%) (r)(s)(t)(x)	5.73	(n)	15.11	0.01	14.28	(1.15)	1.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.56	0.56	0.57	0.68	0.79	(a)
Expenses after expense reductions (f)	0.52	(a)	0.52	0.53	0.53	0.49	0.54	(a)
Net investment income	4.35	(a)	4.96	5.22	5.32	5.13	5.26	(a)
Portfolio turnover	11	(n)	25	23	15	25	32
Net assets at end of period (000 omitted)	$727,266		$714,380	$689,074	$787,041	$746,020	$864,341
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.49	(a)	0.49	0.49	0.50	0.42	0.44	(a)

See Notes to Financial Statements

44

Financial Highlights – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
Class B1			2012	2011	2010	2009	2008 (i)

Net asset value, beginning of period	$8.69		$7.92	$8.34	$7.67	$8.22	$8.40
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.37	$0.37	$0.35	$0.29
Net realized and unrealized gain (loss) on investments	0.31		0.76	(0.43)	0.66	(0.52)	(0.18	)(g)
Total from investment operations	$0.47		$1.11	$(0.06)	$1.03	$(0.17)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.34)	$(0.36)	$(0.36)	$(0.35)	$(0.28)
From net realized gain on investments	—		—	—	—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.15)		$(0.34)	$(0.36)	$(0.36)	$(0.38)	$(0.29)
Net asset value, end of period (x)	$9.01		$8.69	$7.92	$8.34	$7.67	$8.22
Total return (%) (r)(s)(t)(x)	5.45	(n)	14.24	(0.86)	13.56	(2.02)	1.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.56	1.56	1.48	1.44	1.55	(a)
Expenses after expense reductions (f)	1.28	(a)	1.28	1.29	1.29	1.24	1.30	(a)
Net investment income	3.63	(a)	4.23	4.46	4.57	4.36	4.50	(a)
Portfolio turnover	11	(n)	25	23	15	25	32
Net assets at end of period (000 omitted)	$2,883		$4,304	$6,230	$12,558	$18,190	$26,618
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.25	(a)	1.26	1.26	1.26	1.17	1.21	(a)

45

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception June 25, 2007 (Classes A1 and B1) and August 1, 2011 (Class I) through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

46

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an

47

Notes to Financial Statements (unaudited) – continued

evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

48

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,077,482,709	$—	$2,077,482,709
Short Term Securities	—	3,800,000	—	3,800,000
Mutual Funds	122,735,217	—	—	122,735,217
Total Investments	$122,735,217	$2,081,282,709	$—	$2,204,017,926

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. The derivative instruments used by the fund were futures contracts. At September 30, 2012, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended September 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(516,930)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended September 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(191,117)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments

49

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of

50

Notes to Financial Statements (unaudited) – continued

the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.“ Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. The payable to the holder of floating rate certificate from trust assets value as of reporting date is considered Level 2 under the fair value hierarchy. At September 30, 2012, the fund’s payable to the holder of the floating rate certificate from trust assets was $64,965,749 and the interest rate on these floating rate certificates issued by the trust was 0.23%. For the six months ended September 30, 2012, the average payable to the holder of the floating rate certificate from trust assets was $64,038,829 at a weighted average interest rate of 0.25%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2012, interest expense and fees in connection with self-deposited inverse floaters was $316,998. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon

51

Notes to Financial Statements (unaudited) – continued

when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

52

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

3/31/12
Ordinary income (including any short-term capital gains)	$114,937
Tax-exempt income	79,931,876
Total distributions	$80,046,813

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/12
Cost of investments	$1,929,538,516
Gross appreciation	214,336,814
Gross depreciation	(4,823,153)
Net unrealized appreciation (depreciation)	$209,513,661

As of 3/31/12
Undistributed tax-exempt income	9,631,076
Capital loss carryforwards	(21,581,690)
Post-October capital loss deferral	(1,007,384)
Other temporary differences	(7,234,741)
Net unrealized appreciation (depreciation)	146,681,610

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
3/31/16	$ (53,158)
3/31/17	(229,162)
3/31/18	(9,212,617)
3/31/19	(7,352,883)
Total	$(16,847,820)

Post-enactment losses:
Short-Term	$(2,789,264)
Long-Term	(1,944,606)
Total	$(4,733,870)

The availability of a portion of the capital loss carryforwards, which were acquired on November 4, 2011 in connection with the MFS Florida Municipal Bond Fund merger, may be limited in a given year.

53

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 9/30/12	Year ended 3/31/12 (i)
Class A	$17,451,338	$37,590,066
Class B	545,405	988,135
Class C	3,169,761	6,151,681
Class I	4,112,943	1,224,540
Class A1	14,986,246	33,883,026
Class B1	62,639	209,365
Total	$40,328,332	$80,046,813

(i)	For the period from Class I inception August 1, 2011 through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.37% of average daily net assets in excess of $1.3 billion up to $2.0 billion and 0.35% of average daily net assets in excess of $2.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2013. This management fee reduction amounted to $119,649, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended September 30, 2012 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2013. For the six months ended September 30, 2012, this reduction amounted to $196,132 and is reflected as a reduction of total expenses in the Statement of Operations.

54

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $543,332 and $20,008 for the six months ended September 30, 2012, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,120,907
Class B	0.75%	0.25%	1.00%	1.00%	174,084
Class C	0.75%	0.25%	1.00%	1.00%	1,012,934
Class B1	0.75%	0.25%	1.00%	0.76%	18,268
Total Distribution and Service Fees					$2,326,193

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2012 based on each class’ average daily net assets. The service fee rate attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B1 shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2013. For the six months ended September 30, 2012, this reduction amounted to $4,357 and is reflected as a reduction of total expenses in the Statement of Operations

Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2012, were as follows:

Amount
Class A	$3,518
Class B	24,797
Class C	19,813
Class A1	—
Class B1	1,457

55

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2012, the fee was $221,429, which equated to 0.0215% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $558,870.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2012 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,089 and is included in “Independent Trustees’ compensation” for the six months ended September 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $35,900 at September 30, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,336 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,552, which is shown as a reduction of total expenses

56

Notes to Financial Statements (unaudited) – continued

in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, and short-term obligations, aggregated $336,799,130 and $228,137,040, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/12		Year ended 3/31/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,844,515	$158,327,306	31,605,026	$265,489,266
Class B	770,669	6,840,406	1,224,582	10,313,603
Class C	4,030,406	35,887,231	5,806,040	48,992,346
Class I	4,213,784	37,376,662	21,864,292	189,817,241
Class A1	630,822	5,598,766	942,432	7,861,579
Class B1	1,876	16,617	4,502	37,499
	27,492,072	$244,046,988	61,446,874	$522,511,534

Shares issued in connection with acquisition of MFS Florida Municipal Bond Fund
Class A	—	$—	4,655,433	$38,965,972
Class B	—	—	208,208	1,744,785
	—	$—	4,863,641	$40,710,757

Shares issued to shareholders in reinvestment of distributions
Class A	1,561,435	$13,891,473	3,348,420	$28,041,569
Class B	48,866	435,369	80,256	673,945
Class C	255,499	2,280,472	480,003	4,032,888
Class I	406,407	3,610,505	93,633	813,164
Class A1	1,190,589	10,590,522	2,633,704	22,043,900
Class B1	5,268	46,829	18,749	156,526
	3,468,064	$30,855,170	6,654,765	$55,761,992

57

Notes to Financial Statements (unaudited) – continued

	Six months ended 9/30/12		Year ended 3/31/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,099,363)	$(62,932,223)	(40,659,702)	$(345,000,233)
Class B	(341,492)	(3,038,646)	(728,776)	(6,074,562)
Class C	(1,601,458)	(14,255,307)	(3,670,868)	(30,519,879)
Class I	(2,004,166)	(17,724,931)	(427,271)	(3,672,860)
Class A1	(3,267,867)	(28,938,426)	(8,379,647)	(69,710,717)
Class B1	(182,240)	(1,623,043)	(314,515)	(2,605,467)
	(14,496,586)	$(128,512,576)	(54,180,779)	$(457,583,718)

Net change
Class A	12,306,587	$109,286,556	(1,050,823)	$(12,503,426)
Class B	478,043	4,237,129	784,270	6,657,771
Class C	2,684,447	23,912,396	2,615,175	22,505,355
Class I	2,616,025	23,262,236	21,530,654	186,957,545
Class A1	(1,446,456)	(12,749,138)	(4,803,511)	(39,805,238)
Class B1	(175,096)	(1,559,597)	(291,264)	(2,411,442)
	16,463,550	$146,389,582	18,784,501	$161,400,565

(i)	For the period from Class I inception August 1, 2011 through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2012, the fund’s commitment fee and interest expense were $6,471 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

58

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	104,294,056	329,483,904	(311,042,743)	122,735,217

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$72,489	$122,735,217

(8) Acquisitions

At close of business on November 4, 2011, the fund with net assets of $1,737,598,117, acquired all of the assets and liabilities of MFS Florida Municipal Bond Fund. The purpose of the transaction was to provide shareholders of the MFS Florida Municipal Bond Fund the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 4,863,641 shares of the fund (valued at $40,710,757) for all of the assets and liabilities of MFS Florida Municipal Bond Fund. MFS Florida Municipal Bond Fund then distributed the shares of the fund that MFS Florida Municipal Bond Fund received from the fund to its shareholders. MFS Florida Municipal Bond Fund’s net assets on that date were $40,710,757, including investments valued at $40,178,414 with a cost basis of $39,210,441. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Florida Municipal Bond Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

59

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

60

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

61

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that MFS has agreed in writing to reduce its advisory fee on average daily net assets over $1.3 billion and $2 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

62

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

63

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

64

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2012

MFS® MUNICIPAL SERIES TRUST

For the states of:

Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets face major economic and political challenges. While the European debt crisis continues, there are signs of improvement given the European Central Bank's willingness to backstop troubled sovereigns and the agreement to provide direct financial aid to struggling banks. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year-end. At the same time, global consumer and producer confidence is weak. And a search for safe havens by nervous investors has kept yields historically low on highly rated government bonds, including those issued by Germany and the United States.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the Fed extended its quantitative easing program. Equity markets have started to build in expectations of further stimulus activity by the US, European and Chinese central banks. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.1%
Universities – Colleges	14.1%
Water & Sewer Utility Revenue	12.6%
General Obligations – Schools	10.7%
General Obligations – General Purpose	9.8%
Composition including fixed income credit quality (a)(i)
AAA	3.7%
AA	50.3%
A	22.1%
BBB	17.1%
BB	1.2%
B	0.5%
Not Rated	4.1%
Cash & Other	1.0%
Portfolio facts (i)
Average Duration (d)	8.2
Average Effective Maturity (m)	18.9 yrs.

MFS Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	23.0%
General Obligations – Schools	12.7%
Water & Sewer Utility Revenue	11.3%
Healthcare Revenue – Hospitals	9.2%
Sales & Excise Tax Revenue	8.7%
Composition including fixed income credit quality (a)(i)
AAA	4.3%
AA	58.4%
A	12.1%
BBB	17.7%
BB	0.1%
B	0.4%
Not Rated	2.5%
Cash & Other	4.5%
Portfolio facts (i)
Average Duration (d)	8.1
Average Effective Maturity (m)	17.8 yrs.

MFS California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.9%
Universities – Colleges	11.1%
Utilities – Municipal Owned	7.8%
Water & Sewer Utility Revenue	7.7%
General Obligations – General Purpose	7.5%
Composition including fixed income credit quality (a)(i)
AAA	1.4%
AA	29.1%
A	39.4%
BBB	19.5%
BB	4.7%
B	1.2%
Not Rated	3.5%
Cash & Other	1.2%
Portfolio facts (i)
Average Duration (d)	9.1
Average Effective Maturity (m)	18.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/12.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.4%
Water & Sewer Utility Revenue	16.8%
Healthcare Revenue – Hospitals	15.3%
General Obligations – General Purpose	6.6%
State & Agency – Other	5.4%
Composition including fixed income credit quality (a)(i)
AAA	8.1%
AA	44.0%
A	25.2%
BBB	16.7%
BB	0.2%
B	0.8%
Not Rated	0.9%
Cash & Other	4.1%
Portfolio facts (i)
Average Duration (d)	8.4
Average Effective Maturity (m)	18.3 yrs.

MFS Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.3%
General Obligations – General Purpose	12.5%
Universities – Colleges	10.9%
Water & Sewer Utility Revenue	9.0%
Multi-Family Housing Revenue	4.6%
Composition including fixed income credit quality (a)(i)
AAA	12.8%
AA	28.1%
A	22.1%
BBB	27.5%
BB	0.6%
B	0.7%
Not Rated	4.0%
Cash & Other	4.2%
Portfolio facts (i)
Average Duration (d)	8.8
Average Effective Maturity (m)	19.1 yrs.

MFS Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.4%
Healthcare Revenue – Hospitals	14.3%
General Obligations – General Purpose	12.2%
Sales & Excise Tax Revenue	9.0%
Multi-Family Housing Revenue	5.2%
Composition including fixed income credit quality (a)(i)
AAA	5.5%
AA	41.2%
A	27.6%
BBB	20.9%
BB	0.5%
B	0.9%
Not Rated	0.9%
Cash & Other	2.5%
Portfolio facts (i)
Average Duration (d)	9.0
Average Effective Maturity (m)	18.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2012 through September 30, 2012

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2012 through September 30, 2012.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.93%	$1,000.00	$1,048.14	$4.77
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
B	Actual	1.68%	$1,000.00	$1,044.24	$8.61
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49

MFS ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.70%	$1,000.00	$1,036.92	$3.57
	Hypothetical (h)	0.70%	$1,000.00	$1,021.56	$3.55
B	Actual	1.48%	$1,000.00	$1,032.86	$7.54
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

Expense Tables – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.71%	$1,000.00	$1,054.45	$3.66
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
B	Actual	1.49%	$1,000.00	$1,050.35	$7.66
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.60%	$1,000.00	$1,049.55	$8.22
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09

MFS GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.95%	$1,000.00	$1,048.40	$4.88
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
B	Actual	1.70%	$1,000.00	$1,045.16	$8.72
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59

MFS MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.92%	$1,000.00	$1,042.54	$4.71
	Hypothetical (h)	0.92%	$1,000.00	$1,020.46	$4.66
B	Actual	1.67%	$1,000.00	$1,039.57	$8.54
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.87%	$1,000.00	$1,048.75	$4.47
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.61%	$1,000.00	$1,044.73	$8.25
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.8%

Issuer	Shares/Par	Value ($)

Airport Revenue - 1.5%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 2030	$1,000,000	$1,132,245

General Obligations - General Purpose - 9.7%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,167,430
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	702,156
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	189,650
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	330,959
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	273,863
Huntsville, AL, Capital Improvement Warrants, “A”, 5%, 2024	215,000	265,230
Huntsville, AL, Capital Improvement Warrants, “A”, 5%, 2025	1,000,000	1,226,340
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,106,030
Mobile County, AL, Improvement Warrants, “C”, 3.25%, 2032	500,000	491,360
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	319,616
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	285,000	308,108
State of California, 6%, 2039	550,000	663,454
		$7,044,196
General Obligations - Improvement - 2.6%
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	$890,000	$954,071
Guam Government, “A”, 6.75%, 2029	260,000	291,405
Guam Government, “A”, 7%, 2039	60,000	67,604
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	565,280
		$1,878,360
General Obligations - Schools - 10.7%
Florence, AL, Board of Education, Tax Anticipation School Warrants, 4%, 2025	$750,000	$836,483
Huntsville, AL, School Warrants, “B”, 5%, 2029	500,000	595,200
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,750,315
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	964,357
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,106,870
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2024	750,000	890,768
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2031	500,000	572,395

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Sumter County, AL, School Warrants, 5.2%, 2039	$1,000,000	$1,064,720
		$7,781,108
Healthcare Revenue - Hospitals - 18.9%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$836,273
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,185
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	833,138
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	514,650
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	889,380
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	165,000	165,611
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	327,255
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,160,950
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 5%, 2027	1,000,000	1,099,150
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	492,572
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	931,508
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	1,083,210
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	305,944
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	277,715
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	105,000	115,496
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	538,670
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	514,740

6

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$370,000	$432,445
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	558,500
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	220,000	235,470
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	598,773
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	355,565
		$13,771,200
Healthcare Revenue - Long Term Care - 1.1%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	$750,000	$798,720

Industrial Revenue - Paper - 2.9%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$200,000	$208,204
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	532,810
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	750,000	752,648
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	250,000	283,378
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	300,000	327,276
		$2,104,316
Miscellaneous Revenue - Other - 0.2%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	$370,000	$154,164

Multi-Family Housing Revenue - 2.3%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$710,000	$710,476
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	955,000	964,550
		$1,675,026
Port Revenue - 0.8%
Alabama Port Authority Docks Facility, 6%, 2040	$500,000	$573,740

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - 4.0%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2029	$1,000,000	$1,077,290
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	376,084
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	120,000	132,707
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	515,000	682,916
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	310,000	335,485
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	295,000	324,718
		$2,929,200
Single Family Housing - State - 0.8%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	$550,000	$588,093

State & Local Agencies - 6.6%
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	$1,000,000	$1,133,310
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,228,280
Alabama Public School & College Authority Rev., “A”, 5%, 2019 (c)	1,000,000	1,256,200
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 2032	500,000	578,520
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	440,991
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	165,929
		$4,803,230
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$105,177
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	33,542
New Jersey Economic Development Authority Rev., 5%, 2025	70,000	77,597
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	38,469
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,346
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,283
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	70,667
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	71,425
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	437,732

7

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	$235,000	$262,974
		$1,130,212
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$70,000	$76,350
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	110,000	126,261
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	180,000	198,088
		$400,699
Universities - Colleges - 13.9%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,425,424
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,156,280
Auburn University, General Fee Rev., 5%, 2019	500,000	619,110
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,077,290
Auburn University, General Fee Rev., “A”, 5%, 2019	500,000	620,555
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	10,000	10,849
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	70,000	76,624
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	621,005
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,091,050
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,054,330
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,063,240
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,131,150
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	164,162
		$10,111,069
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$20,000	$21,483

Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$190,000	$224,320

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$70,000	$81,484

Utilities - Municipal Owned - 5.8%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,031,950
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 2037	1,000,000	1,118,580
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	1,000,000	1,102,020
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	159,205
Tuskegee, AL, Utilities Board, Utility Rev., 4.5%, 2037	750,000	791,475
		$4,203,230
Utilities - Other - 1.1%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$305,000	$327,418
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	155,000	169,307
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	333,981
		$830,706
Water & Sewer Utility Revenue - 12.5%
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	$750,000	$764,483
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,070,610
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	414,388
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	836,040
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,106,780
Cullman, AL, Utilities Board Water Rev., AGM, 5%, 2026	500,000	583,740
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2015 (c)	1,000,000	1,112,060
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 2032	1,000,000	1,124,670
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	1,081,310
		$9,094,081
Total Municipal Bonds (Identified Cost, $65,150,186)		$71,330,882

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	1,261,839	$1,261,839
Total Investments (Identified Cost, $66,412,025)		$72,592,721

Other Assets, Less Liabilities - 0.5%		331,989
Net Assets - 100.0%		$72,924,710

See Portfolio Footnotes and Notes to Financial Statements

8

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.2%

Issuer	Shares/Par	Value ($)

Airport Revenue - 0.3%
Little Rock, AR, Airport Rev., “A”, AGM, 5.25%, 2019	$800,000	$802,080

General Obligations - General Purpose - 6.8%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,762,941
Commonwealth of Puerto Rico, “A”, 5.5%, 2015	2,015,000	2,184,341
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	955,668
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	607,662
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	399,704
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,000,000	2,219,240
Little Rock, AR, Library Construction & Improvement, 5%, 2028	70,000	79,816
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,102,460
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	444,359
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	514,790
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,308,074
State of California, 6%, 2039	1,160,000	1,399,285
State of Maryland, “C”, 5%, 2019	2,000,000	2,532,820
		$16,511,160
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$577,201
Guam Government, “A”, 5.25%, 2037	255,000	258,292
Guam Government, “A”, 7%, 2039	65,000	73,238
		$908,731
General Obligations - Schools - 12.5%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2013 (c)	$1,000,000	$996,840
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	1,150,000	1,138,995
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,081,168
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,967,351
Bentonville, AR, School District No. 6, “A”, 5%, 2024	3,185,000	3,592,999
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	3,000,000	3,201,000
Cabot, AR, School District No. 4, Lonoke County, “A”, AMBAC, 4.7%, 2038	1,500,000	1,555,410

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Crittenden County, AR, Community College District, 4.6%, 2035	$285,000	$296,087
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	648,756
Crittenden County, AR, Community College District, 4%, 2042	1,500,000	1,497,360
Lincoln, AR, School District No. 48, 4%, 2032	720,000	748,289
Little Rock, AR, School District, 4%, 2033	2,000,000	2,071,820
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,456,411
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	2,133,880
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,078,160
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	962,171
Springdale, AR, School District No. 050, “A”, 4.625%, 2037	2,000,000	2,133,140
Springdale, AR, School District No. 50, 3%, 2029	910,000	908,790
University of Arkansas, University Rev. (Monticello Campus), 4%, 2035	600,000	618,450
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	388,058
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	770,799
		$30,245,934
Healthcare Revenue - Hospitals - 9.1%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$1,140,000	$1,147,296
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	770,513
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	1,055,100
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	520,000	521,924
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 2032	540,000	573,091
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	475,587
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	197,234
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	611,888
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 2028	1,000,000	1,144,940

9

Portfolio of Investments (unaudited) - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	$1,085,000	$1,208,039
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 2026	2,000,000	2,176,580
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	510,000	590,957
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	646,245
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	470,496
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	492,551
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	355,000	390,486
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	411,996
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	634,293
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	126,250
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	414,913
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	554,259
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	685,000	784,099
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	1,000,000	1,121,000
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	861,900
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,565,493
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	1,030,720
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,173,833
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	705,902
		$21,857,585
Industrial Revenue - Paper - 0.1%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$255,655

Miscellaneous Revenue - Other - 0.4%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	$895,000	$1,050,775

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 0.4%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,000,930

Sales & Excise Tax Revenue - 8.6%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 2025	$1,000,000	$1,065,750
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,391,246
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	879,457
Fort Smith, AR, Sales & Use Tax, 5%, 2024	2,040,000	2,420,358
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,359,490
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	821,013
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,073,529
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,847,969
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	918,904
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	915,000	990,222
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	945,000	1,040,199
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	820,000	868,470
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	701,681
Rogers, AR, Sales & Use Tax Rev., 5%, 2023	1,000,000	1,206,400
Rogers, AR, Sales & Use Tax Rev., 4.125%, 2031	500,000	546,065
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	1,420,000	1,471,106
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 2032	1,840,000	2,029,189
		$20,631,048
Single Family Housing Revenue - Local - 1.1%
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	$2,750,000	$2,616,515

Single Family Housing - State - 3.3%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 2027	$1,440,000	$1,503,648
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	105,000	105,166
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	575,000	607,792
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	750,000	764,415

10

Portfolio of Investments (unaudited) - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	$1,035,000	$1,047,813
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	440,000	444,215
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	2,545,000	2,731,879
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	830,000	855,016
		$8,059,944
State & Local Agencies - 4.2%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 2034	$2,605,000	$3,022,451
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	435,000	470,409
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	548,840
Arkansas Development Finance Authority Rev., State Agency Environmental Facilities, “A”, AMBAC, 5%, 2013 (c)	2,500,000	2,686,225
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,350,635
		$10,078,560
Tax - Other - 3.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$542,494
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	72,675
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	1,535,000	1,684,033
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2023	810,000	867,308
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2024	1,685,000	1,795,435
Little Rock, AR, Library Construction & Improvement Rev., 5%, 2027	500,000	571,700
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	146,769
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	155,550
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	148,345
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	1,028,670
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	565,115
		$7,578,094
Tobacco - 1.4%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,000,000	$1,211,600

Issuer	Shares/Par	Value ($)

Tobacco - continued
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	$1,940,000	$1,121,747
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	290,302
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	680,000	760,804
		$3,384,453
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$805,000	$862,654
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	525,564
		$1,388,218
Universities - Colleges - 22.7%
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 3.875%, 2031	$870,000	$876,821
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 4.1%, 2037	500,000	503,265
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	1,000,000	1,033,280
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 2032	2,595,000	2,824,113
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2023	550,000	651,860
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2027	545,000	626,527
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	556,950
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	846,825
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,070,000	1,164,888
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	685,000	800,786
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,784,327
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	85,000	85,923
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	140,000	141,190

11

Portfolio of Investments (unaudited) - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 2024	$1,000,000	$1,090,680
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 2041	2,000,000	2,197,380
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2021	1,310,000	1,667,158
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2026	1,000,000	1,210,020
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	984,898
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2023	250,000	278,578
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2024	250,000	277,500
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2025	500,000	550,720
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2026	305,000	333,612
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2027	700,000	764,484
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	821,295
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,122,150
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,108,000
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,608,189
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,495,679
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,316,097
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,366,272
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,179,514
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,088,860
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,185,780
University of Arkansas, University Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,519,425
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 2032	1,000,000	1,199,800
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	848,888
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	839,362
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	935,842
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	379,549
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,709,500
University of California Rev., “G”, 4%, 2029	1,260,000	1,377,772

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	$3,000,000	$3,233,790
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,149,477
		$54,737,026
Utilities - Investor Owned - 1.1%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$710,000	$795,456
Independence County, AR, Pollution Control Rev., AMBAC, 4.9%, 2022	1,000,000	1,028,540
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	751,200
		$2,575,196
Utilities - Municipal Owned - 6.1%
Benton, AR, Public Utility Rev., AMBAC, 5%, 2031	$1,500,000	$1,619,190
Benton, AR, Public Utility Rev., AGM, 5%, 2032	1,130,000	1,301,557
Benton, AR, Public Utility Rev., AMBAC, 5%, 2036	1,000,000	1,066,270
Benton, AR, Public Utility Rev., AGM, 5%, 2036	1,165,000	1,309,215
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	481,806
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	300,039
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	3,820,000	4,187,369
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2021	1,040,000	1,164,082
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2022	1,090,000	1,208,123
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	470,000	491,752
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	1,060,660
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	440,764
		$14,630,827
Utilities - Other - 0.9%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$970,000	$1,041,295
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	465,000	507,920
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	300,000	337,197
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	172,194
		$2,058,606
Water & Sewer Utility Revenue - 11.1%
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2022	$1,500,000	$1,862,925

12

Portfolio of Investments (unaudited) - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2025	$1,500,000	$1,824,240
Central Arkansas Water Rev., “B”, 4%, 2014	880,000	939,048
Central Arkansas Water Rev., “B”, 4%, 2016	795,000	893,811
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,106,780
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	840,000	958,154
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2021	1,545,000	1,828,013
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2022	455,000	533,897
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032	2,000,000	2,268,400
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,384,198
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	861,923
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,156,970
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	802,950
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,307,110

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
North Texas Municipal Water District, Water System Rev., 4%, 2030	$1,785,000	$1,942,598
Rogers, AR, Sewer Rev., AMBAC, 5%, 2037	1,000,000	1,075,940
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	1,275,000	1,508,389
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,460,455
		$26,715,801
Total Municipal Bonds (Identified Cost, 212,988,508)		$227,087,138

Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	8,330,085	$8,330,085
Total Investments (Identified Cost, 221,318,593)		$235,417,223

Other Assets, Less Liabilities - 2.3%		5,535,517
Net Assets - 100.0%		$240,952,740

See Portfolio Footnotes and Notes to Financial Statements

13

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%

Issuer	Shares/Par	Value ($)

Airport Revenue - 6.7%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$780,000	$916,077
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	3,000,000	3,514,860
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,488,540
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,020,000	1,127,324
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	1,500,000	1,799,880
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	2,000,000	2,179,200
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	1,715,000	1,931,690
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	850,000	952,978
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,375,340
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,563,155
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	2,560,000	2,868,045
		$21,717,089
General Obligations - General Purpose - 7.4%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	$2,535,000	$2,770,045
State of California, 5%, 2019	1,700,000	2,071,756
State of California, 5%, 2034	2,200,000	2,448,490
State of California, 5.25%, 2035	2,545,000	2,951,182
State of California, 6%, 2039	3,000,000	3,618,840
State of California, 5.5%, 2040	3,670,000	4,233,345
State of California, 5.25%, 2040	2,775,000	3,194,108
State of California, 5%, 2042	2,500,000	2,770,875
		$24,058,641
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$85,000	$95,267
Guam Government, “A”, 5.25%, 2037	815,000	825,522
Guam Government, “A”, 7%, 2039	95,000	107,040
		$1,027,829
General Obligations - Schools - 6.8%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$4,335,000	$2,293,215
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	510,770

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	$1,185,000	$1,188,756
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	1,090,000	1,206,074
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	361,790
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	1,015,590
Glendale, CA, Community College District (Election 2002), “D”, NATL, 5%, 2031	1,710,000	1,867,081
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	500,000	186,555
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	710,870
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,704,212
Natomas Union School District (Election of 2002), “B”, FGIC, 5%, 2028	1,430,000	1,470,698
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	2,060,000	2,299,454
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	2,350,000	2,043,795
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 2021	4,300,000	3,226,290
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,025,683
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	2,000,000	981,240
		$22,092,073
Healthcare Revenue - Hospitals - 18.7%
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	$1,090,000	$1,233,008
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), “A”, 5%, 2028	500,000	560,915
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	2,000,000	2,119,960
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,791,030
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,135,060

14

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	$1,000,000	$1,081,990
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 2034	1,000,000	1,068,740
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,368,260
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 2033	1,705,000	1,962,591
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,124,450
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2018 (c)	30,000	40,093
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,840,530
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,720,000	2,098,658
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2032	2,955,000	3,360,101
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2040	1,495,000	1,646,608
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,771,700
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	2,066,200
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 2033	1,250,000	1,479,638
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,258,760
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,111,360
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	1,079,360
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	2,545,000	2,797,159
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,976,188
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 2032	3,390,000	3,841,277

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	$2,550,000	$2,851,716
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,543,050
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	3,000,000	3,221,460
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,805,000	2,026,672
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	1,000,000	1,236,690
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,550,000	2,673,522
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	1,033,810
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,147,690
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,063,580
		$60,611,826
Healthcare Revenue - Long Term Care - 2.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$850,000	$963,994
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), CALHF, 5.125%, 2022	1,000,000	1,004,540
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,633,500
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	1,270,000	1,347,724
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	1,000,500
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 2042	750,000	783,818
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,090,000	1,207,349
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,018,320
		$8,959,745
Industrial Revenue - Other - 0.3%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$1,000,500

Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$754,253

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 2.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$4,452,471
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,446,932
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	1,033,340
		$6,932,743
Sales & Excise Tax Revenue - 2.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$115,000	$129,824
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,605,000	1,636,747
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	9,165,000	745,389
Santa Clara Valley, CA, Transportation Authority, Sales Tax Rev., “B”, 5%, 2020	3,270,000	4,091,555
		$6,603,515
Single Family Housing - State - 1.8%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$1,760,000	$1,683,704
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	3,240,000	3,323,948
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	805,000	823,563
		$5,831,215
State & Agency - Other - 0.6%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$1,770,000	$1,984,347

State & Local Agencies - 5.0%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$605,000	$727,385
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,421,220
California Public Works Board Lease Rev., Department of General Services, 6.25%, 2034	1,500,000	1,797,480
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,569,992
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.032%, 2037	2,320,000	1,563,842
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,800,561
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,000,000	3,259,890
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,100,000	2,154,537

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	$1,000,000	$1,081,200
		$16,376,107
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$492,673
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	162,122
		$654,795
Tax Assessment - 5.8%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,560,547
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,363,266
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,835,243
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 2022	685,000	737,868
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 2023	340,000	390,697
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,002,360
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,860,176
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,497,281
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,251,075
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,160,030
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,160,780
		$18,819,323
Tobacco - 2.9%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	$2,645,000	$2,759,211
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,485,000	1,543,717
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	3,405,000	2,891,186

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - continued
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$1,800,000	$2,107,206
		$9,301,320
Toll Roads - 0.2%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$500,805

Transportation - Special Tax - 1.1%
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 5%, 2036	$1,280,000	$1,503,130
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 2037	1,910,000	2,151,042
		$3,654,172
Universities - Colleges - 11.0%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,688,070
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	1,000,000	1,035,940
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	838,784
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	1,172,402
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,591,675
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,452,250
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	723,929
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,307,320
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,561,665
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	1,760,000	2,190,760
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,429,754
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,212,320
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,739,565
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	1,500,000	1,727,130
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	2,125,000	2,524,946
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2034	1,500,000	1,648,890
California State University Rev., “A”, 5%, 2024	2,130,000	2,575,426
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	1,007,860

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 2017	$1,375,000	$1,565,561
University of California Rev., “G”, 4%, 2029	2,400,000	2,624,328
		$35,618,575
Universities - Dormitories - 1.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$2,071,080
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	2,179,400
		$4,250,480
Universities - Secondary Schools - 1.3%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$1,300,000	$1,351,363
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	850,000	884,340
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	1,785,000	1,856,900
		$4,092,603
Utilities - Investor Owned - 1.4%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$2,076,120
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 2018	2,545,000	2,579,536
		$4,655,656
Utilities - Municipal Owned - 7.7%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$4,695,000	$5,830,204
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,535,980
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	3,755,000	4,082,286
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2025	1,015,000	1,178,598
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2026	1,245,000	1,425,301
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,740,000	1,763,055
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	2,130,000	2,566,096
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,354,120

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	$2,130,000	$2,325,832
		$25,061,472
Utilities - Other - 2.3%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,367,173
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,508,792
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,670,627
		$7,546,592
Water & Sewer Utility Revenue - 7.6%
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	$1,070,000	$1,081,759
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	20,155
California Department of Water Resources, Center Valley Project Rev., “A-J”, 5%, 2025	2,550,000	3,180,156
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	20,217
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	680,000	716,754
Escondido CA, Joint Powers Financing Authority Rev., (Water System Financing), 5%, 2041	2,540,000	2,791,841
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	556,526
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,560,000	2,864,922

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	$2,000,000	$2,102,660
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,976,300
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	405,591
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “B”, 5%, 2022	1,175,000	1,420,751
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	2,555,000	3,166,820
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	1,885,000	2,230,049
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	1,875,000	2,207,213
		$24,741,714
Total Municipal Bonds (Identified Cost, $291,417,184)		$316,847,390

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	6,254,331	$6,254,331
Total Investments (Identified Cost, $297,671,515)		$323,101,721

Other Assets, Less Liabilities - 0.6%		1,948,558
Net Assets - 100.0%		$325,050,279

See Portfolio Footnotes and Notes to Financial Statements

18

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.7%

Issuer	Shares/Par	Value ($)

Airport Revenue - 3.8%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$814,658
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	790,988
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,067,170
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	352,394
		$3,025,210
General Obligations - General Purpose - 6.5%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$543,310
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	305,000	314,723
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	525,335
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	597,715
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	555,725
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	252,600
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	265,000	286,486
State of California, 5.125%, 2033	305,000	340,880
State of California, 6%, 2039	420,000	506,638
State of Georgia, “E”, 5%, 2016	1,000,000	1,168,340
State of Georgia, “I”, 4%, 2024	100,000	116,436
		$5,208,188
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$185,000	$207,346
Guam Government, “A”, 5.25%, 2037	100,000	101,291
Guam Government, “A”, 7%, 2039	25,000	28,169
		$336,806
General Obligations - Schools - 4.1%
Commerce, GA, School District, 5%, 2022	$500,000	$621,595
Forsyth County, GA, School District, 5%, 2018	610,000	739,100
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,297,090
Jefferson, GA, School District, “A”, 5.25%, 2029	500,000	596,970
		$3,254,755
Healthcare Revenue - Hospitals - 15.1%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$839,190
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	212,312
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 2032	1,000,000	1,156,010

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	$500,000	$600,535
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	578,400
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	834,015
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	396,323
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	700,000	787,234
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.25%, 2034	500,000	532,340
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2033	500,000	551,040
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	342,978
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	75,413
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	239,956
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	45,000	52,262
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	210,000	244,125
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	160,000	185,398
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	237,154
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	160,803
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	110,000	120,996
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	45,000	53,868
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	45,909
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	151,940

19

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	$180,000	$203,605
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	355,000	413,784
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	814,590
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 2030	500,000	549,710
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 2040	500,000	549,215
Valdosta & Lowndes County, GA, Hospital Authority (South Georgia Medical Center Project), 5%, 2033	240,000	252,655
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	225,000	240,822
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	456,491
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	271,903
		$12,150,976
Healthcare Revenue - Long Term Care - 1.2%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$153,275
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	230,220
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	193,004
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 2021 (c)	500,000	411,415
		$987,914
Industrial Revenue - Environmental Services - 0.7%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$574,715

Industrial Revenue - Paper - 0.9%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$150,000	$156,310
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	577,800
		$734,110

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 1.6%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	$285,000	$334,604
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	750,000	842,168
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	295,000	122,915
		$1,299,687
Multi-Family Housing Revenue - 0.9%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$685,000	$685,678

Sales & Excise Tax Revenue - 4.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$265,000	$320,547
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	170,000	192,168
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “A”, 4%, 2033	1,000,000	1,061,310
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037	250,000	281,485
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	316,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	297,612
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	321,335
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	285,000	301,846
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	370,000	116,173
		$3,209,076
Single Family Housing Revenue - Local - 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$529,590

Single Family Housing - State - 1.6%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	$750,000	$751,313
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	523,955
		$1,275,268
State & Agency - Other - 5.3%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	$500,000	$547,625
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 2032	1,000,000	1,136,160
Paulding County, GA, Hospital Authority Rev. Anticipation Certificates, “A”, 5%, 2042	500,000	550,380

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Agency - Other - continued
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	$2,000,000	$2,029,860
		$4,264,025
State & Local Agencies - 2.0%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	$1,000,000	$1,119,690
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	131,599
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	320,000	380,563
		$1,631,852
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$83,035
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	27,952
New Jersey Economic Development Authority Rev., 5%, 2025	75,000	83,140
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	38,469
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,346
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,283
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	54,359
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	54,943
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	207,923
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	201,427
		$783,877
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$161,426
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	130,721
		$292,147
Tobacco - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$75,737
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	235,000	275,107
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	190,541
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	210,000	234,954
		$776,339

Issuer	Shares/Par	Value ($)

Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$70,000	$76,350
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	120,000	137,740
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	190,000	209,093
		$423,183
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$221,508
Universities - Colleges - 19.2%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$557,520
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2024	250,000	265,100
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2031	250,000	260,123
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	569,715
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	547,610
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	554,820
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	542,740
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	539,210
Carrollton, GA, Payroll Development Authority Rev. (UWG Phase II, LLC Project), AGM, 5%, 2040	500,000	554,265
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,153,570
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	820,680
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia MBA LLC), ASSD GTY, 4.75%, 2040	500,000	539,235
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	559,460

21

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	$500,000	$580,675
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	549,570
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,028,540
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	775,000	838,070
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	336,294
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	485,513
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	106,490
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	327,041
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	65,000	75,165
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	589,340
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 4.5%, 2032	825,000	927,440
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	350,000	398,430
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	25,000	25,271
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	45,000	45,381
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	55,000	59,212
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	547,035
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	500,000	568,045
University of California Rev., “G”, 4%, 2029	420,000	459,257
		$15,410,817
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$30,000	$31,423

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - continued
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	$75,000	$79,117
		$110,540
Utilities - Investor Owned - 0.2%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$160,000	$186,250
Utilities - Municipal Owned - 3.9%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,477,025
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2025	500,000	595,320
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2026	500,000	592,445
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	171,309
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	122,465
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	190,000	192,517
		$3,151,081
Utilities - Other - 2.7%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	$910,000	$1,037,082
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	250,000	270,730
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	310,000	332,785
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	283,506
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	254,730
		$2,178,833
Water & Sewer Utility Revenue - 16.6%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$584,440
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,077,310
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2021	385,000	489,092
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	956,432
Cobb County & Marietta, GA, Water Authority Rev., 5.125%, 2012 (c)	1,000,000	1,023,890
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,053,390
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	1,000,000	1,187,490
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 2025	1,000,000	1,316,540
Fulton County, GA, Water & Sewer Rev., 5%, 2023	1,000,000	1,221,840
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	965,000	1,005,655

22

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	$60,000	$63,603
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,342,330
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2028	1,000,000	1,349,860
North Texas Municipal Water District, Water System Rev., 4%, 2030	585,000	636,650
		$13,308,522
Total Municipal Bonds (Identified Cost, $69,487,866)		$76,010,947

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	1,807,960	$1,807,960
Total Investments (Identified Cost, $71,295,826)		$77,818,907

Other Assets, Less Liabilities - 3.0%		2,432,404
Net Assets - 100.0%		$80,251,311

See Portfolio Footnotes and Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.6%

Issuer	Shares/Par	Value ($)

Airport Revenue - 0.7%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	$750,000	$848,513

General Obligations - General Purpose - 12.4%
Anne Arundel County, MD, General Improvement, 5%, 2025	$2,000,000	$2,510,600
Baltimore County, MD, Public Improvement, 5%, 2028	2,000,000	2,492,780
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	1,050,000	1,228,185
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	273,939
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	450,321
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	435,000	448,868
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,500,000	1,664,430
State of California, 6%, 2039	720,000	868,522
State of Maryland, 5%, 2020	3,500,000	4,169,095
		$14,106,740
General Obligations - Improvement - 1.8%
Guam Government, “A”, 6.75%, 2029	$70,000	$78,455
Guam Government, “A”, 7%, 2039	80,000	90,139
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 2030	1,500,000	1,835,415
		$2,004,009
Healthcare Revenue - Hospitals - 22.0%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$255,000	$255,944
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	590,000	668,087
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	413,924
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	370,000	438,735
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	684,900
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	670,707
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	165,000	181,493
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	507,720

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	$1,000,000	$1,070,130
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,000,000	1,215,790
Maryland Health & Higher Educational Facilities Authority Rev. (Ascension Health), “B”, 5%, 2051	1,000,000	1,106,310
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,037,800
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 2037	1,000,000	1,108,940
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	785,048
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	1,000,580
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 2026	250,000	298,815
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	793,470
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	1,029,433
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	605,322
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	1,000,000	1,254,650
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	635,000	668,204
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	793,808
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,042,170
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,084,160
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	517,315

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	$1,000,000	$1,080,090
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	525,365
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	533,680
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.19%, 2022 (p)	1,150,000	1,516,275
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	74,602
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 2040	1,000,000	1,125,840
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	561,010
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	478,483
		$25,128,800
Healthcare Revenue - Long Term Care - 1.9%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$406,752
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	286,095
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	856,710
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	276,552
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	155,673
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	64,672
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	99,340
		$2,145,794
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$190,000	$209,447
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	600,476
		$809,923

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - 0.5%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$544,315

Miscellaneous Revenue - Other - 1.4%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,638,080

Multi-Family Housing Revenue - 4.6%
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	$1,000,000	$1,027,600
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	513,355
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	1,500,000	1,568,910
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	1,004,860
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	1,078,720
		$5,193,445
Parking - 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,401,966

Port Revenue - 0.5%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$550,000	$596,695

Sales & Excise Tax Revenue - 3.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$435,000	$503,373
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	260,000	293,904
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	547,342
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	5,000	6,497
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	515,000	581,384
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	1,132,281
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	475,000	514,050

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	$435,000	$478,822
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	194,668
		$4,252,321
Single Family Housing Revenue - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$20,000	$20,222

Single Family Housing - State - 3.4%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,569,375
Maryland Community Development Administration, Department of Housing & Community Development, 5.65%, 2048	195,000	208,081
Maryland Community Development Administration, Department of Housing & Community Development , “B”, 4.75%, 2019	215,000	215,593
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	305,000	305,290
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	370,000	386,062
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	1,014,390
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	135,000	135,876
		$3,834,667
State & Agency - Other - 3.0%
Howard County, MD, COP, “A”, 8%, 2019	$805,000	$1,172,040
Howard County, MD, COP, “B”, 8%, 2019	385,000	560,541
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	681,746
Howard County, MD, COP, “C”, 8%, 2019	680,000	990,046
		$3,404,373
State & Local Agencies - 2.2%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$370,000	$419,957
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	205,981
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,915,919
		$2,541,857
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$359,817
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	50,314

Issuer	Shares/Par	Value ($)

Tax - Other - continued
New Jersey Economic Development Authority Rev., 5%, 2025	$110,000	$121,938
New Jersey Economic Development Authority Rev., 5%, 2026	55,000	60,451
New Jersey Economic Development Authority Rev., 5%, 2028	20,000	21,795
New Jersey Economic Development Authority Rev., 5%, 2029	20,000	21,711
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	569,052
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	318,926
		$1,524,004
Tax Assessment - 4.0%
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	$1,000,000	$1,072,050
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	350,000	379,194
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	317,295
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	400,000	431,784
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	244,000	222,045
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,595,880
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	512,085
		$4,530,333
Tobacco - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$134,643
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	215,000	251,694
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	525,000	434,931
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	335,000	374,808
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	140,000	140,013
		$1,336,089
Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,572,398
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	600,639
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	553,846
		$2,726,883

26

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - 10.7%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$130,000	$130,491
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	290,000	322,608
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	543,840
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 2034	500,000	566,745
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2030	1,500,000	1,838,475
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2037	1,500,000	1,778,265
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,676,560
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	785,415
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	1,100,880
Morgan State University, Academic & Auxiliary Facilities Fees Rev., NATL, 6.05%, 2015	950,000	1,032,318
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2030	150,000	176,985
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2032	440,000	513,858
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	570,835
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	30,000	30,326
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	60,000	60,510
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	85,000	91,510
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	1,032,310
		$12,251,931
Universities - Dormitories - 1.7%
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2027	$500,000	$542,635

Issuer	Shares/Par	Value ($)

Universities - Dormitories - continued
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2030	$300,000	$320,355
Maryland Economic Development Corp., Student Housing Rev. (Towson University Project), 5%, 2027	700,000	769,034
Maryland Economic Development Corp., Student Housing Rev. (Towson University Project), 5%, 2029	250,000	271,680
		$1,903,704
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$265,000	$312,867
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	500,000	200,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	419,296
		$932,163
Utilities - Investor Owned - 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$616,950
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	275,000	320,117
		$937,067
Utilities - Municipal Owned - 1.4%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$1,360,000	$1,362,013
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	226,560
		$1,588,573
Utilities - Other - 1.5%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$480,000	$515,280
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	400,000	452,856
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	219,178
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	111,093
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	155,477
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	256,712
		$1,710,596
Water & Sewer Utility Revenue - 8.8%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.729%, 2020 (p)	$3,000,000	$4,168,440
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,389,480

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Baltimore, MD, Wastewater Rev. Project, “A”, 5%, 2041	$1,000,000	$1,162,810
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,053,390
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 2032	1,125,000	1,317,798
		$10,091,918
Total Municipal Bonds (Identified Cost, $98,871,979)		$108,004,981

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	3,134,353	$3,134,353
Total Investments (Identified Cost, $102,006,332)		$111,139,334

Other Assets, Less Liabilities - 2.7%		3,034,993
Net Assets - 100.0%		$114,174,327

See Portfolio Footnotes and Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.3%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 12.0%
Boston, MA, “B”, 4%, 2019	$2,000,000	$2,372,220
Boston, MA, “B”, 4%, 2021	1,870,000	2,230,050
Commonwealth of Massachusetts, “B”, 5.25%, 2023	1,000,000	1,305,890
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,951,774
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 2019	4,000,000	5,164,120
Commonwealth of Massachusetts, “C”, AGM, 5.25%, 2024	2,300,000	2,732,055
Commonwealth of Massachusetts, “C”, 3%, 2030	3,000,000	3,023,400
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 2032	4,815,000	5,490,785
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	1,160,000	1,196,981
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,650,000	1,830,873
Duxbury, MA, 3%, 2015	1,985,000	2,136,614
Natick, MA, Municipal Purpose Loan, 3%, 2014	1,560,000	1,631,089
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	953,694
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	698,279
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	1,145,000	1,237,837
State of California, 6%, 2039	1,555,000	1,875,765
		$36,831,426
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$685,000	$767,741
Guam Government, “A”, 5.25%, 2037	395,000	400,099
Guam Government, “A”, 7%, 2039	75,000	84,506
		$1,252,346
Healthcare Revenue - Hospitals - 14.1%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$680,000	$682,516
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,315,000	1,489,040
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	410,000	445,174
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	235,000	272,922
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	935,000	1,086,938

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	$690,000	$799,531
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	883,399
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	619,388
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,236,616
Massachusetts Development Finance Agency Healthcare System Rev. (Covenant Health System Obligated Group), 5%, 2031	1,560,000	1,719,198
Massachusetts Development Finance Agency Rev. (Berkshire Health System), “G”, 5%, 2029	1,000,000	1,122,270
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	1,000,000	1,238,950
Massachusetts Development Finance Agency Rev. (UMass Memorial Medical Center, Inc.), “H”, 5.5%, 2031	1,000,000	1,130,980
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	556,865
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	2,178,560
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,584,781
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,671,975
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,132,430
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,210,000	1,211,125
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,640,458
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,600,000	1,683,904
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,616,415
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,500,915

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	$2,000,000	$2,191,340
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	2,195,100
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J1”, 5%, 2034	1,375,000	1,532,836
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	741,584
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,089,370
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	1,068,910
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	2,180,260
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	430,000	514,740
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	740,897
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	38,617
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	196,409
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	459,342
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,606,610
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	956,889
		$43,017,254
Healthcare Revenue - Long Term Care - 0.8%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$526,470
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	572,518
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	352,582	271,382
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	18,820	12,593
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	93,608	1,265
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	541,278

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	$500,000	$271,125
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	23,277
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	150,816
		$2,370,724
Healthcare Revenue - Other - 0.7%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,164,880

Human Services - 0.4%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,217,832

Industrial Revenue - Airlines - 0.6%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	$1,900,000	$1,901,653

Industrial Revenue - Environmental Services - 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$802,080

Industrial Revenue - Other - 1.2%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,678,333
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,106,825
		$3,785,158
Miscellaneous Revenue - Other - 5.0%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$817,146
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,468,280
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,707,240
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2030	3,500,000	4,080,300
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	1,700,000	1,915,798
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,137,200
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	3,000,000	3,288,540
		$15,414,504

30

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 5.1%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,208,392
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,533,275
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2035	1,000,000	1,072,860
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	1,018,050
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,763,362
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	727,078
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,248,829
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,450,029
Massachusetts Housing Finance Agency, “B”, 5.25%, 2030	1,700,000	1,802,085
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.75%, 2030	1,425,000	1,526,987
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.875%, 2032	1,190,000	1,280,868
		$15,631,815
Parking - 1.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,000,000	$3,377,940

Port Revenue - 1.6%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,309,857
Massachusetts Port Authority Rev., “B”, 5%, 2040	2,000,000	2,239,300
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	125,000	136,815
Massachusetts Port Authority, “B”, 5%, 2033	1,080,000	1,275,296
		$4,961,268
Sales & Excise Tax Revenue - 8.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$985,000	$1,139,822
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	555,000	613,769
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,590,000	2,065,744
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	2,045,000	2,711,772
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,515,057
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	1,945,000	2,642,496
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	4,000,000	1,511,640

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	$2,000,000	$2,215,580
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, 5%, 2030	3,000,000	3,660,930
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	1,016,719
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,126,881
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,993
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,040,000	1,174,056
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	753,074
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,206,414
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,060,000	1,122,657
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,175,000	1,198,242
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	8,490,000	690,492
		$27,378,338
Single Family Housing Revenue - Local - 0.3%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 2027	$1,000,000	$1,033,560

Single Family Housing - State - 2.0%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,501,425
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,657,403
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,070,000	1,088,383
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	1,660,000	1,774,158
		$6,021,369
Solid Waste Revenue - 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$70,000	$70,174
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,930,794
		$2,000,968
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,398,934

31

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - 3.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.032%, 2037	$1,370,000	$923,476
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,168,320
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	6,391,221
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,888,438
		$11,371,455
Student Loan Revenue - 4.4%
Massachusetts Educational Financing Authority, “J”, 5.625%, 2029	$2,000,000	$2,211,260
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	90,231
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,845,000	2,049,998
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 2028	1,240,000	1,428,207
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,474,360
Massachusetts Educational Financing Authority, Education Loan Rev., “I -A”, 5.15%, 2026	1,735,000	1,937,874
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	830,000	925,741
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,363,400
		$13,481,071
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$287,854
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	95,037
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,938,455
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	706,074
		$3,027,420
Tobacco - 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$265,079
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	400,416
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	440,000	373,604
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,335,000	1,562,844

Issuer	Shares/Par	Value ($)

Tobacco - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	$960,000	$795,302
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	945,000	1,057,294
		$4,454,539
Toll Roads - 1.5%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2015	$1,500,000	$1,630,365
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2032	2,600,000	2,911,064
		$4,541,429
Transportation - Special Tax - 0.1%
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 2016 (c)	$200,000	$237,048

Universities - Colleges - 19.1%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,266,131
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,750,000	1,905,190
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 2024	3,950,000	4,742,805
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	2,165,000	2,432,009
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	2,041,360
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,035,770
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5.25%, 2042	1,500,000	1,617,315
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	2,122,840
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	1,000,000	1,051,010
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,639,070
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	1,094,430
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	2,000,000	2,225,740
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,135,995
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,570,290
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2027	905,000	996,315

32

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2037	$2,000,000	$2,148,700
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,342,510
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,824,915
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,087,980
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	750,000	869,760
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,394,620
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,679,025
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 5%, 2030	1,500,000	1,746,135
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 5%, 2031	1,250,000	1,449,288
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	591,100
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	282,655
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	724,282
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	337,545
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,332,960
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	500,000	547,600
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,030,030
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2029	2,000,000	2,419,700
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	1,000,000	1,169,030
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	295,000	341,132
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	110,000	111,195

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	$180,000	$181,530
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,126,190
University of Massachusetts Building Authority Project Rev., “1”, 5%, 2019	3,000,000	3,755,130
		$58,369,282
Universities - Secondary Schools - 3.1%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$665,000	$785,119
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	1,080,000	1,275,858
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	1,187,390
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,182,907
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	2,103,340
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	1,000,000	1,140,320
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	508,830
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,172,150
		$9,355,914
Utilities - Investor Owned - 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,206,080

Utilities - Municipal Owned - 0.2%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$631,701

Utilities - Other - 1.4%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$1,270,000	$1,363,345
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	645,000	704,534
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	805,000	911,373
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	455,216
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	233,295
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	524,347
		$4,192,110
Water & Sewer Utility Revenue - 4.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	$655,000	$690,398

33

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,112,920
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,155,000	1,317,462
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	323,315
Massachusetts Water Pollution Abatement Trust, 5.25%, 2027	1,280,000	1,708,186
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,685,700
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 2032	75,000	75,167
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	169,190
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	153,168
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	595,000	800,043

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	$1,625,000	$2,184,471
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	742,226
		$12,962,246
Total Municipal Bonds (Identified Cost, $264,318,770)		$294,392,344

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	9,792,654	$9,792,654
Total Investments (Identified Cost, $274,111,424)		$304,184,998

Other Assets, Less Liabilities - 0.5%		1,662,151
Net Assets - 100.0%		$305,847,149

Portfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $754,253, representing 0.2% of net assets for the California Fund.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	LEVRRS	Leveraged Reverse Rate Security
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

34

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/12 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$65,150,186	$212,988,508	$291,417,184
Underlying affiliated funds, at cost and net asset value	1,261,839	8,330,085	6,254,331
Total investments, at identified cost	$66,412,025	$221,318,593	$297,671,515
Unrealized appreciation (depreciation)	6,180,696	14,098,630	25,430,206
Total investments, at value	$72,592,721	$235,417,223	$323,101,721
Receivables for
Investments sold	55,000	2,446,844	—
Fund shares sold	86,704	736,688	167,300
Interest	850,503	2,981,738	4,249,720
Other assets	109	267	381
Total assets	$73,585,037	$241,582,760	$327,519,122

Liabilities
Payables for
Distributions	$52,564	$149,746	$259,972
Investments purchased	488,530	—	1,485,414
Fund shares reacquired	46,340	346,515	485,622
Payable to affiliates
Investment adviser	1,516	12,298	16,560
Shareholder servicing costs	24,982	60,222	139,149
Distribution and service fees	2,091	6,159	9,138
Payable for independent Trustees’ compensation	5,001	4,837	12,082
Accrued expenses and other liabilities	39,303	50,243	60,906
Total liabilities	$660,327	$630,020	$2,468,843
Net assets	$72,924,710	$240,952,740	$325,050,279

Net assets consist of
Paid-in capital	$67,351,496	$226,551,130	$306,850,467
Unrealized appreciation (depreciation) on investments	6,180,696	14,098,630	25,430,206
Accumulated net realized gain (loss) on investments	(705,300)	215,708	(7,490,441)
Undistributed net investment income	97,818	87,272	260,047
Net assets	$72,924,710	$240,952,740	$325,050,279

35

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund
Net Assets
Class A	$71,639,906	$231,327,719	$284,774,599
Class B	1,284,804	9,625,021	5,471,117
Class C	—	—	34,804,563
Total net assets	$72,924,710	$240,952,740	$325,050,279

Shares of beneficial interest outstanding
Class A	6,627,565	22,322,683	47,151,291
Class B	118,842	927,919	905,671
Class C	—	—	5,743,117
Total shares of beneficial interest outstanding	6,746,407	23,250,602	53,800,079

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.81	$10.36	$6.04
Offering price per share (100 / 95.25 x net asset value per share)	$11.35	$10.88	$6.34

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.81	$10.37	$6.04

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$6.06

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

36

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$69,487,866	$98,871,979	$264,318,770
Underlying affiliated funds, at cost and net asset value	1,807,960	3,134,353	9,792,654
Total investments, at identified cost	$71,295,826	$102,006,332	$274,111,424
Unrealized appreciation (depreciation)	6,523,081	9,133,002	30,073,574
Total investments, at value	$77,818,907	$111,139,334	$304,184,998
Receivables for
Investments sold	1,147,505	2,094,085	1,181,408
Fund shares sold	478,000	75,907	540,728
Interest	988,893	1,405,906	3,825,141
Other assets	105	160	364
Total assets	$80,433,410	$114,715,392	$309,732,639

Liabilities
Payables for
Distributions	$51,370	$86,469	$188,033
Investments purchased	—	—	3,002,100
Fund shares reacquired	51,314	357,517	484,607
Payable to affiliates
Investment adviser	3,086	5,891	15,587
Shareholder servicing costs	23,967	37,622	117,885
Distribution and service fees	2,378	3,395	8,788
Payable for independent Trustees’ compensation	5,629	8,268	8,241
Accrued expenses and other liabilities	44,355	41,903	60,249
Total liabilities	$182,099	$541,065	$3,885,490
Net assets	$80,251,311	$114,174,327	$305,847,149

Net assets consist of
Paid-in capital	$74,166,756	$105,266,771	$275,725,934
Unrealized appreciation (depreciation) on investments	6,523,081	9,133,002	30,073,574
Accumulated net realized gain (loss) on investments	(493,626)	(619,860)	(324,409)
Undistributed net investment income	55,100	394,414	372,050
Net assets	$80,251,311	$114,174,327	$305,847,149

37

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net Assets
Class A	$77,919,080	$110,713,202	$300,303,969
Class B	2,332,231	3,461,125	5,543,180
Total net assets	$80,251,311	$114,174,327	$305,847,149

Shares of beneficial interest outstanding
Class A	6,893,481	9,540,234	25,462,144
Class B	205,569	298,376	469,181
Total shares of beneficial interest outstanding	7,099,050	9,838,610	25,931,325

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$11.30	$11.60	$11.79
Offering price per share (100 / 95.25 x net asset value per share)	$11.86	$12.18	$12.38

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.35	$11.60	$11.81

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

38

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/12 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund
Net Investment income
Interest	$1,704,203	$5,017,113	$7,481,224
Dividends from underlying affiliated funds	808	4,773	4,115
Total investment income	$1,705,011	$5,021,886	$7,485,339
Expenses
Management fee	$162,335	$521,067	$722,008
Distribution and service fees	96,071	324,189	551,537
Shareholder servicing costs	25,548	74,647	131,356
Administrative services fee	10,342	21,618	27,936
Independent Trustees’ compensation	1,970	6,505	7,000
Custodian fee	10,682	19,975	25,229
Shareholder communications	3,545	6,537	8,769
Audit and tax fees	23,042	23,042	23,042
Legal fees	2,202	2,416	4,792
Miscellaneous	17,812	24,949	26,477
Total expenses	$353,549	$1,024,945	$1,528,146
Reduction of expenses by investment adviser and distributor	(10,955)	(172,943)	(214,531)
Net expenses	$342,594	$852,002	$1,313,615
Net investment income	$1,362,417	$4,169,884	$6,171,724

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$139,748	$178,962	$1,661,031
Futures contracts	(44,397)	—	(195,962)
Net realized gain (loss) on investments	$95,351	$178,962	$1,465,069
Change in unrealized appreciation (depreciation)
Investments	$1,943,988	$4,035,705	$9,166,545
Futures contracts	(26,176)	—	(117,088)
Net unrealized gain (loss) on investments	$1,917,812	$4,035,705	$9,049,457
Net realized and unrealized gain (loss) on investments	$2,013,163	$4,214,667	$10,514,526
Change in net assets from operations	$3,375,580	$8,384,551	$16,686,250

See Notes to Financial Statements

39

Statements of Operations (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net Investment income
Interest	$1,669,445	$2,972,981	$6,839,944
Dividends from underlying affiliated funds	1,970	1,459	5,616
Total investment income	$1,671,415	$2,974,440	$6,845,560
Expenses
Management fee	$170,244	$254,437	$674,763
Distribution and service fees	102,377	154,330	395,557
Shareholder servicing costs	28,271	43,539	139,679
Administrative services fee	10,589	13,237	26,451
Independent Trustees’ compensation	1,984	3,479	6,911
Custodian fee	12,414	13,998	23,922
Shareholder communications	3,587	4,976	8,456
Audit and tax fees	23,041	23,042	23,042
Legal fees	2,605	3,463	2,272
Miscellaneous	18,378	19,665	23,174
Total expenses	$373,490	$534,166	$1,324,227
Fees paid indirectly	—	(4)	(1)
Reduction of expenses by investment adviser	(5,006)	(253)	(670)
Net expenses	$368,484	$533,909	$1,323,556
Net investment income	$1,302,931	$2,440,531	$5,522,004

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$61,229	$275,664	$1,073,406
Futures contracts	(44,091)	(59,299)	(149,013)
Net realized gain (loss) on investments	$17,138	$216,365	$924,393
Change in unrealized appreciation (depreciation)
Investments	$2,304,104	$2,143,962	$8,126,238
Futures contracts	(25,220)	(35,220)	(90,442)
Net unrealized gain (loss) on investments	$2,278,884	$2,108,742	$8,035,796
Net realized and unrealized gain (loss) on investments	$2,296,022	$2,325,107	$8,960,189
Change in net assets from operations	$3,598,953	$4,765,638	$14,482,193

See Notes to Financial Statements

40

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/12 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$1,362,417	$4,169,884	$6,171,724
Net realized gain (loss) on investments	95,351	178,962	1,465,069
Net unrealized gain (loss) on investments	1,917,812	4,035,705	9,049,457
Change in net assets from operations	$3,375,580	$8,384,551	$16,686,250

Distributions declared to shareholders
From net investment income	$(1,293,288)	$(4,082,561)	$(6,059,722)
Change in net assets from fund share transactions	$(870,400)	$14,166,147	$(2,113,953)
Total change in net assets	$1,211,892	$18,468,137	$8,512,575

Net assets
At beginning of period	71,712,818	222,484,603	316,537,704
At end of period	$72,924,710	$240,952,740	$325,050,279
Undistributed net investment income included in net assets at end of period	$97,818	$87,272	$260,047

Six months ended 9/30/12 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$1,302,931	$2,440,531	$5,522,004
Net realized gain (loss) on investments	17,138	216,365	924,393
Net unrealized gain (loss) on investments	2,278,884	2,108,742	8,035,796
Change in net assets from operations	$3,598,953	$4,765,638	$14,482,193

Distributions declared to shareholders
From net investment income	$(1,258,704)	$(2,142,827)	$(5,240,266)
Change in net assets from fund share transactions	$6,866,605	$406,954	$2,072,896
Total change in net assets	$9,206,854	$3,029,765	$11,314,823

Net assets
At beginning of period	71,044,457	111,144,562	294,532,326
At end of period	$80,251,311	$114,174,327	$305,847,149
Undistributed net investment income included in net assets at end of period	$55,100	$394,414	$372,050

See Notes to Financial Statements

41

Statements of Changes in Net Assets – continued

Year ended 3/31/12	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income	$2,846,222	$7,766,796	$12,895,692
Net realized gain (loss) on investments	(290,002)	(297,147)	(4,295,817)
Net unrealized gain (loss) on investments	5,737,628	13,862,869	38,502,254
Change in net assets from operations	$8,293,848	$21,332,518	$47,102,129

Distributions declared to shareholders
From net investment income	$(2,766,439)	$(7,701,555)	$(12,838,950)
Change in net assets from fund share transactions	$(7,575,629)	$22,352,418	$(18,194,793)
Total change in net assets	$(2,048,220)	$35,983,381	$16,068,386

Net assets
At beginning of period	73,761,038	186,501,222	300,469,318
At end of period	$71,712,818	$222,484,603	$316,537,704
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$28,689	$(51)	$148,045

Year ended 3/31/12	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income	$2,488,818	$4,432,250	$11,396,730
Net realized gain (loss) on investments	(192,910)	(549,836)	(1,231,931)
Net unrealized gain (loss) on investments	5,388,551	9,102,033	27,052,808
Change in net assets from operations	$7,684,459	$12,984,447	$37,217,607

Distributions declared to shareholders
From net investment income	$(2,458,315)	$(4,329,991)	$(11,201,993)
Change in net assets from fund share transactions	$5,555,284	$(1,605,548)	$(5,416,666)
Total change in net assets	$10,781,428	$7,048,908	$20,598,948

Net assets
At beginning of period	60,263,029	104,095,654	273,933,378
At end of period	$71,044,457	$111,144,562	$294,532,326
Undistributed net investment income included in net assets at end of period	$10,873	$96,710	$90,312

See Notes to Financial Statements

42

Financial Statements

FINANCIAL HIGHLIGHTS

MFS ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011		2010	2009	2008
Class A
Net asset value, beginning of period	$10.50		$9.72	$10.25		$9.60	$10.17	$10.45

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.42		$0.44	$0.43	$0.48
Net realized and unrealized gain (loss) on investments	0.30		0.77	(0.54)		0.72	(0.50)	(0.28)
Total from investment operations	$0.50		$1.18	$(0.12)		$1.16	$(0.07)	$0.20

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.40)	$(0.41)		$(0.42)	$(0.44)	$(0.46)
From net realized gain on investments	—		—	(0.00	)(w)	(0.09)	(0.06)	(0.02)
Total distributions declared to shareholders	$(0.19)		$(0.40)	$(0.41)		$(0.51)	$(0.50)	$(0.48)
Net asset value, end of period (x)	$10.81		$10.50	$9.72		$10.25	$9.60	$10.17
Total return (%) (r)(s)(t)(x)	4.81	(n)	12.30	(1.21)		12.25	(0.59)	2.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.99	0.97		0.97	1.01	1.34
Expenses after expense reductions (f)	0.93	(a)	0.93	0.93		0.93	0.84	1.09
Net investment income	3.78	(a)	4.01	4.12		4.33	4.36	4.67
Portfolio turnover	6	(n)	21	20		27	35	17
Net assets at end of period (000 omitted)	$71,640		$69,887	$70,582		$78,842	$68,320	$71,315

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A		N/A	0.80	0.82

See Notes to Financial Statements

43

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011		2010	2009	2008
Class B
Net asset value, beginning of period	$10.50		$9.72	$10.24		$9.60	$10.17	$10.45

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.34		$0.36	$0.36	$0.40
Net realized and unrealized gain (loss) on investments	0.30		0.77	(0.52)		0.72	(0.50)	(0.27)
Total from investment operations	$0.46		$1.10	$(0.18)		$1.08	$(0.14)	$0.13

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.34)		$(0.35)	$(0.37)	$(0.39)
From net realized gain on investments	—		—	(0.00	)(w)	(0.09)	(0.06)	(0.02)
Total distributions declared to shareholders	$(0.15)		$(0.32)	$(0.34)		$(0.44)	$(0.43)	$(0.41)
Net asset value, end of period (x)	$10.81		$10.50	$9.72		$10.24	$9.60	$10.17
Total return (%) (r)(s)(t)(x)	4.42	(n)	11.47	(1.84)		11.31	(1.34)	1.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.74	1.72		1.72	1.76	2.09
Expenses after expense reductions (f)	1.68	(a)	1.68	1.68		1.68	1.58	1.84
Net investment income	3.03	(a)	3.28	3.37		3.60	3.62	3.92
Portfolio turnover	6	(n)	21	20		27	35	17
Net assets at end of period (000 omitted)	$1,285		$1,826	$3,179		$5,477	$6,884	$8,555

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A		N/A	1.55	1.57
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

44

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011		2010	2009	2008
Class A
Net asset value, beginning of period	$10.17		$9.49	$9.95		$9.43	$9.80	$10.08

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.41		$0.42	$0.43	$0.46
Net realized and unrealized gain (loss) on investments	0.18		0.68	(0.47)		0.53	(0.29)	(0.25)
Total from investment operations	$0.37		$1.06	$(0.06)		$0.95	$0.14	$0.21

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.38)	$(0.40)		$(0.41)	$(0.43)	$(0.47)
From net realized gain on investments	—		—	(0.00	)(w)	(0.02)	(0.08)	(0.02)
Total distributions declared to shareholders	$(0.18)		$(0.38)	$(0.40)		$(0.43)	$(0.51)	$(0.49)
Net asset value, end of period (x)	$10.36		$10.17	$9.49		$9.95	$9.43	$9.80
Total return (%) (r)(s)(t)(x)	3.69	(n)	11.34	(0.62)		10.17	1.61	2.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.87	0.87		0.84	0.83	1.06
Expenses after expense reductions (f)	0.70	(a)	0.72	0.72		0.74	0.66	0.81
Net investment income	3.62	(a)	3.86	4.20		4.32	4.48	4.60
Portfolio turnover	7	(n)	12	20		9	23	9
Net assets at end of period (000 omitted)	$231,328		$213,736	$178,685		$179,094	$141,100	$138,938

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A		N/A	0.60	0.60

See Notes to Financial Statements

45

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011		2010	2009	2008
Class B
Net asset value, beginning of period	$10.18		$9.50	$9.96		$9.44	$9.81	$10.09

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.33		$0.35	$0.35	$0.38
Net realized and unrealized gain (loss) on investments	0.18		0.67	(0.47)		0.52	(0.28)	(0.25)
Total from investment operations	$0.33		$0.98	$(0.14)		$0.87	$0.07	$0.13

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.32)		$(0.33)	$(0.36)	$(0.39)
From net realized gain on investments	—		—	(0.00	)(w)	(0.02)	(0.08)	(0.02)
Total distributions declared to shareholders	$(0.14)		$(0.30)	$(0.32)		$(0.35)	$(0.44)	$(0.41)
Net asset value, end of period (x)	$10.37		$10.18	$9.50		$9.96	$9.44	$9.81
Total return (%) (r)(s)(t)(x)	3.29	(n)	10.47	(1.43)		9.30	0.85	1.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.62		1.59	1.59	1.81
Expenses after expense reductions (f)	1.48	(a)	1.49	1.53		1.52	1.42	1.56
Net investment income	2.84	(a)	3.08	3.37		3.53	3.71	3.86
Portfolio turnover	7	(n)	12	20		9	23	9
Net assets at end of period (000 omitted)	$9,625		$8,749	$7,816		$8,129	$6,111	$6,727

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A		N/A	1.35	1.36
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

46

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$5.84		$5.23	$5.56	$5.15	$5.56	$5.88

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.26	$0.26	$0.27	$0.26
Net realized and unrealized gain (loss) on investments	0.20		0.61	(0.34)	0.41	(0.42)	(0.32)
Total from investment operations	$0.32		$0.85	$(0.08)	$0.67	$(0.15)	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.25)	$(0.26)	$(0.26)	$(0.26)
Net asset value, end of period (x)	$6.04		$5.84	$5.23	$5.56	$5.15	$5.56
Total return (%) (r)(s)(t)(x)	5.45	(n)	16.48	(1.53)	13.11	(2.66)	(1.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.86	0.85	0.81	0.81	0.99
Expenses after expense reductions (f)	0.71	(a)	0.71	0.70	0.71	0.63	0.74
Net investment income	3.95	(a)	4.26	4.79	4.78	5.05	4.46
Portfolio turnover	11	(n)	35	24	31	27	30
Net assets at end of period (000 omitted)	$284,775		$277,271	$263,306	$324,093	$291,509	$339,099

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.56	0.55

See Notes to Financial Statements

47

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$5.84		$5.23	$5.57	$5.15	$5.56	$5.88

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.22	$0.22	$0.23	$0.21
Net realized and unrealized gain (loss) on investments	0.20		0.60	(0.35)	0.41	(0.42)	(0.31)
Total from investment operations	$0.29		$0.80	$(0.13)	$0.63	$(0.19)	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.21)	$(0.21)	$(0.22)	$(0.22)
Net asset value, end of period (x)	$6.04		$5.84	$5.23	$5.57	$5.15	$5.56
Total return (%) (r)(s)(t)(x)	5.03	(n)	15.60	(2.46)	12.47	(3.39)	(1.80)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.61	1.60	1.56	1.57	1.75
Expenses after expense reductions (f)	1.49	(a)	1.47	1.47	1.47	1.39	1.50
Net investment income	3.16	(a)	3.51	4.01	4.03	4.29	3.70
Portfolio turnover	11	(n)	35	24	31	27	30
Net assets at end of period (000 omitted)	$5,471		$5,640	$6,769	$13,866	$19,477	$31,239

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.32	1.31

See Notes to Financial Statements

48

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class C
Net asset value, beginning of period	$5.86		$5.25	$5.58	$5.16	$5.58	$5.90

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.21	$0.21	$0.22	$0.20
Net realized and unrealized gain (loss) on investments	0.20		0.61	(0.34)	0.42	(0.42)	(0.31)
Total from investment operations	$0.29		$0.80	$(0.13)	$0.63	$(0.20)	$(0.11)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.20)	$(0.21)	$(0.22)	$(0.21)
Net asset value, end of period (x)	$6.06		$5.86	$5.25	$5.58	$5.16	$5.58
Total return (%) (r)(s)(t)(x)	4.96	(n)	15.38	(2.41)	12.27	(3.70)	(1.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.61	1.60	1.60	1.70	1.89
Expenses after expense reductions (f)	1.60	(a)	1.61	1.60	1.60	1.53	1.64
Net investment income	3.04	(a)	3.34	3.87	3.85	4.14	3.55
Portfolio turnover	11	(n)	35	24	31	27	30
Net assets at end of period (000 omitted)	$34,805		$33,626	$30,393	$37,810	$29,480	$27,862

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.46	1.45
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

49

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$10.96		$10.08	$10.59	$9.99	$10.64	$10.83

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.41	$0.44	$0.45	$0.47	$0.46
Net realized and unrealized gain (loss) on investments	0.34		0.88	(0.52)	0.62	(0.48)	(0.20)
Total from investment operations	$0.53		$1.29	$(0.08)	$1.07	$(0.01)	$0.26

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.43)	$(0.44)	$(0.44)	$(0.45)
From net realized gain on investments	—		—	—	(0.03)	(0.20)	—
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.43)	$(0.47)	$(0.64)	$(0.45)
Net asset value, end of period (x)	$11.30		$10.96	$10.08	$10.59	$9.99	$10.64
Total return (%) (r)(s)(t)(x)	4.84	(n)	12.98	(0.84)	10.84	0.04	2.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.02	1.02	1.03	1.06	1.41
Expenses after expense reductions (f)	0.95	(a)	0.95	0.98	1.00	0.89	1.16
Net investment income	3.46	(a)	3.89	4.16	4.26	4.55	4.29
Portfolio turnover	7	(n)	19	22	16	26	26
Net assets at end of period (000 omitted)	$77,919		$69,093	$57,878	$63,964	$53,156	$49,477

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.87	0.88

See Notes to Financial Statements

50

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$11.00		$10.12	$10.63	$10.02	$10.68	$10.87

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.36	$0.37	$0.39	$0.38
Net realized and unrealized gain (loss) on investments	0.34		0.88	(0.52)	0.63	(0.49)	(0.20)
Total from investment operations	$0.49		$1.21	$(0.16)	$1.00	$(0.10)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.33)	$(0.35)	$(0.36)	$(0.36)	$(0.37)
From net realized gain on investments	—		—	—	(0.03)	(0.20)	—
Total distributions declared to shareholders	$(0.14)		$(0.33)	$(0.35)	$(0.39)	$(0.56)	$(0.37)
Net asset value, end of period (x)	$11.35		$11.00	$10.12	$10.63	$10.02	$10.68
Total return (%) (r)(s)(t)(x)	4.52	(n)	12.09	(1.58)	10.08	(0.79)	1.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.78	1.77	1.78	1.80	2.16
Expenses after expense reductions (f)	1.70	(a)	1.70	1.72	1.75	1.62	1.91
Net investment income	2.67	(a)	3.14	3.39	3.51	3.78	3.54
Portfolio turnover	7	(n)	19	22	16	26	26
Net assets at end of period (000 omitted)	$2,332		$1,952	$2,385	$3,212	$4,344	$6,780

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.61	1.63
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

51

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011		2010		2009	2008
Class A
Net asset value, beginning of period	$11.34		$10.45	$10.93		$10.15		$10.83	$11.30

Income (loss) from investment operations
Net investment income (d)	$0.25		$0.46	$0.46		$0.48		$0.48	$0.50
Net realized and unrealized gain (loss) on investments	0.23		0.88	(0.49)		0.77		(0.65)	(0.48)
Total from investment operations	$0.48		$1.34	$(0.03)		$1.25		$(0.17)	$0.02

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)	$(0.45)		$(0.47)		$(0.47)	$(0.47)
From net realized gain on investments	—		—	(0.00	)(w)	(0.00	)(w)	(0.04)	(0.02)
Total distributions declared to shareholders	$(0.22)		$(0.45)	$(0.45)		$(0.47)		$(0.51)	$(0.49)
Net asset value, end of period (x)	$11.60		$11.34	$10.45		$10.93		$10.15	$10.83
Total return (%) (r)(s)(t)(x)	4.25	(n)	13.01	(0.35)		12.49		(1.57)	0.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.94	0.94		0.95		1.11	1.26
Expenses after expense reductions (f)	0.92	(a)	0.94	0.94		0.95		0.94	1.01
Net investment income	4.33	(a)	4.16	4.20		4.47		4.67	4.46
Portfolio turnover	14	(n)	13	14		24		24	7
Net assets at end of period (000 omitted)	$110,713		$107,738	$100,324		$107,182		$93,075	$103,894

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A		N/A		0.89	0.88

See Notes to Financial Statements

52

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011		2010		2009	2008
Class B
Net asset value, beginning of period	$11.33		$10.45	$10.93		$10.14		$10.83	$11.29

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.38	$0.38		$0.40		$0.42	$0.42
Net realized and unrealized gain (loss) on investments	0.24		0.86	(0.49)		0.78		(0.67)	(0.46)
Total from investment operations	$0.45		$1.24	$(0.11)		$1.18		$(0.25)	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.37)		$(0.39)		$(0.40)	$(0.40)
From net realized gain on investments	—		—	(0.00	)(w)	(0.00	)(w)	(0.04)	(0.02)
Total distributions declared to shareholders	$(0.18)		$(0.36)	$(0.37)		$(0.39)		$(0.44)	$(0.42)
Net asset value, end of period (x)	$11.60		$11.33	$10.45		$10.93		$10.14	$10.83
Total return (%) (r)(s)(t)(x)	3.96	(n)	12.07	(1.09)		11.77		(2.31)	(0.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.70	1.69		1.70		1.77	1.91
Expenses after expense reductions (f)	1.67	(a)	1.69	1.69		1.70		1.59	1.66
Net investment income	3.57	(a)	3.42	3.44		3.75		4.01	3.81
Portfolio turnover	14	(n)	13	14		24		24	7
Net assets at end of period (000 omitted)	$3,461		$3,406	$3,772		$6,251		$8,385	$12,153

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A		N/A		1.55	1.53
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

53

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$11.44		$10.42	$11.07	$10.35	$10.91	$11.25

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.47	$0.48	$0.49	$0.44
Net realized and unrealized gain (loss) on investments	0.33		1.01	(0.63)	0.77	(0.52)	(0.26)
Total from investment operations	$0.55		$1.46	$(0.16)	$1.25	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.44)	$(0.45)	$(0.47)	$(0.48)	$(0.47)
From net realized gain on investments	—		—	(0.04)	(0.06)	(0.05)	(0.05)
Total distributions declared to shareholders	$(0.20)		$(0.44)	$(0.49)	$(0.53)	$(0.53)	$(0.52)
Net asset value, end of period (x)	$11.79		$11.44	$10.42	$11.07	$10.35	$10.91
Total return (%) (r)(s)(t)(x)	4.88	(n)	14.21	(1.57)	12.31	(0.21)	1.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.85	0.86	0.87	1.04	1.35
Expenses after expense reductions (f)	0.87	(a)	0.85	0.86	0.87	0.87	1.10
Net investment income	3.69	(a)	4.04	4.25	4.44	4.69	4.00
Portfolio turnover	8	(n)	26	25	21	40	20
Net assets at end of period (000 omitted)	$300,304		$289,090	$266,600	$236,724	$185,105	$189,804

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.83	0.82
See Notes to Financial Statements

54

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$11.46		$10.44	$11.09	$10.37	$10.93	$11.27

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.39	$0.40	$0.42	$0.37
Net realized and unrealized gain (loss) on investments	0.34		1.02	(0.63)	0.77	(0.52)	(0.26)
Total from investment operations	$0.51		$1.38	$(0.24)	$1.17	$(0.10)	$0.11

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.36)	$(0.37)	$(0.39)	$(0.41)	$(0.40)
From net realized gain on investments	—		—	(0.04)	(0.06)	(0.05)	(0.05)
Total distributions declared to shareholders	$(0.16)		$(0.36)	$(0.41)	$(0.45)	$(0.46)	$(0.45)
Net asset value, end of period (x)	$11.81		$11.46	$10.44	$11.09	$10.37	$10.93
Total return (%) (r)(s)(t)(x)	4.47	(n)	13.33	(2.30)	11.45	(0.86)	1.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.60	1.60	1.62	1.70	2.00
Expenses after expense reductions (f)	1.61	(a)	1.60	1.60	1.62	1.53	1.75
Net investment income	2.93	(a)	3.29	3.50	3.70	4.01	3.35
Portfolio turnover	8	(n)	26	25	21	40	20
Net assets at end of period (000 omitted)	$5,543		$5,443	$7,333	$13,804	$17,166	$24,353

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.48	1.48
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

55

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

In this reporting period each fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to each fund, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

56

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments at Value
Municipal Bonds	$—	$71,330,882	$—	$71,330,882
Mutual Funds	1,261,839	—	—	1,261,839
Total Investments	$1,261,839	$71,330,882	$—	$72,592,721

Arkansas Fund
Investments at Value
Municipal Bonds	$—	$227,087,138	$—	$227,087,138
Mutual Funds	8,330,085	—	—	8,330,085
Total Investments	$8,330,085	$227,087,138	$—	$235,417,223

California Fund
Investments at Value
Municipal Bonds	$—	$316,847,390	$—	$316,847,390
Mutual Funds	6,254,331	—	—	6,254,331
Total Investments	$6,254,331	$316,847,390	$—	$323,101,721

Georgia Fund
Investments at Value
Municipal Bonds	$—	$76,010,947	$—	$76,010,947
Mutual Funds	1,807,960	—	—	1,807,960
Total Investments	$1,807,960	$76,010,947	$—	$77,818,907

Maryland Fund
Investments at Value
Municipal Bonds	$—	$108,004,981	$—	$108,004,981
Mutual Funds	3,134,353	—	—	3,134,353
Total Investments	$3,134,353	$108,004,981	$—	$111,139,334

Massachusetts Fund
Investments at Value
Municipal Bonds	$—	$294,392,344	$—	$294,392,344
Mutual Funds	9,792,654	—	—	9,792,654
Total Investments	$9,792,654	$294,392,344	$—	$304,184,998

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – Certain funds use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

57

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by each fund, with the exception of the Arkansas Fund, were futures contracts. At September 30, 2012, each fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by each fund, with the exception of the Arkansas Fund, for the six months ended September 30, 2012 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate	$(44,397)
California Fund	Interest Rate	(195,962)
Georgia Fund	Interest Rate	(44,091)
Maryland Fund	Interest Rate	(59,299)
Massachusetts Fund	Interest Rate	(149,013)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by each, with the exception of the Arkansas Fund, fund for the six months ended September 30, 2012 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate	$(26,176)
California Fund	Interest Rate	(117,088)
Georgia Fund	Interest Rate	(25,220)
Maryland Fund	Interest Rate	(35,220)
Massachusetts Fund	Interest Rate	(90,442)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolios of Investments.

Futures Contracts – Each fund, with the exception of the Arkansas Fund, entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Each fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund

58

Notes to Financial Statements (unaudited) – continued

enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. For the Maryland Fund and Massachusetts Fund, this amount, for the six months ended September 30, 2012, is shown as a reduction of total expenses on the Statements of Operations. For all other funds, for the six months ended September 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year Ended 3/31/12	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$—	$14,654	$—	$—	$—	$—
Tax-exempt income	2,766,439	7,686,901	12,838,950	2,458,315	4,329,991	11,201,993
Total distributions	$2,766,439	$7,701,555	$12,838,950	$2,458,315	$4,329,991	$11,201,993

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/12	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$66,213,588	$220,342,545	$296,969,593	$71,107,211	$101,609,636	$273,099,444
Gross appreciation	6,385,569	15,344,929	26,872,448	6,726,580	9,890,363	31,379,109
Gross depreciation	(6,436)	(270,251)	(740,320)	(14,884)	(360,665)	(293,555)
Net unrealized appreciation (depreciation)	$6,379,133	$15,074,678	$26,132,128	$6,711,696	$9,529,698	$31,085,554

As of 3/31/12
Undistributed ordinary income	—	28,432	164,760	8,530	—	348,639
Undistributed tax-exempt income	264,089	639,664	1,025,320	233,338	512,519	753,502
Capital loss carryforwards	(951,008)	(883,640)	(8,766,670)	(637,418)	(1,155,466)	(1,892,753)
Post-October capital loss deferral	—	—	(682,456)	—	—	(59,937)
Other temporary differences	(235,400)	(668,147)	(1,042,035)	(230,995)	(415,809)	(1,011,829)
Net unrealized appreciation (depreciation)	4,413,241	10,983,311	16,874,365	4,370,851	7,343,501	22,741,666

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

59

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2012, each fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
3/31/16	$—	$—	$(40,368)	$—	$—	$—
3/31/17	—	—	(1,063,041)	—	—	—
3/31/18	—	—	—	(153,718)	—	—
3/31/19	(674,377)	(535,106)	(2,804,636)	(266,409)	(674,376)	(1,080,647)
Total	$(674,377)	$(535,106)	$(3,908,045)	$(420,127)	$(674,376)	$(1,080,647)

Post-enactment losses:	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(252,990)	$(348,534)	$(642,552)	$—	$(162,895)	$—
Long-Term	(23,641)	—	(4,216,073)	(217,291)	(318,195)	(812,106)
Total	$(276,631)	$(348,534)	$(4,858,625)	$(217,291)	$(481,090)	$(812,106)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund
	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12
Class A	$1,270,988	$2,689,423	$3,954,593	$7,453,276	$5,459,696	$11,566,523
Class B	22,300	77,016	127,968	248,279	85,001	210,487
Class C	—	—	—	—	515,025	1,061,940
Total	$1,293,288	$2,766,439	$4,082,561	$7,701,555	$6,059,722	$12,838,950

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12
Class A	$1,232,112	$2,397,107	$2,089,945	$4,214,393	$5,164,553	$11,006,411
Class B	26,592	61,208	52,882	115,598	75,713	195,582
Total	$1,258,704	$2,458,315	$2,142,827	$4,329,991	$5,240,266	$11,201,993

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	0.95%	0.95%
Class B	1.68%	1.70%	1.70%

For the Alabama Fund and the Maryland Fund, these written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2013. For the Georgia Fund, this written agreement will continue

60

Notes to Financial Statements (unaudited) – continued

until at least July 31, 2013, after which MFS, under certain conditions, may increase such expense limitation to 1.00% of the fund’s average daily net assets annually for Class A shares and 1.75% of the fund’s average daily net assets annually for Class B shares without a vote of the fund’s Board of Trustees. Any increase above 1.00% and 1.75% of the fund’s average daily net assets annually for Class A and Class B shares, respectively, would require a vote of the fund’s Board of Trustees. For the six months ended September 30, 2012, these reductions amounted to $10,793 for the Alabama Fund and $4,839 for the Georgia Fund and are reflected as a reduction of total expenses in the Statements of Operations. The actual operating expenses for the Maryland Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the Maryland Fund expenses under this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the six months ended September 30, 2012, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$ 14,402	$87,798	$42,925	$38,602	$27,578	$39,891

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$88,230
Arkansas Fund	—	0.25%	0.25%	0.10%	277,923
California Fund	—	0.25%	0.25%	0.10%	350,981
Georgia Fund	—	0.25%	0.25%	0.25%	91,987
Maryland Fund	—	0.25%	0.25%	0.25%	137,029
Massachusetts Fund	—	0.25%	0.25%	0.25%	367,972

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$7,841
Arkansas Fund	0.75%	0.25%	1.00%	0.88%	46,266
California Fund	0.75%	0.25%	1.00%	0.88%	27,412
Georgia Fund	0.75%	0.25%	1.00%	1.00%	10,390
Maryland Fund	0.75%	0.25%	1.00%	1.00%	17,301
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	27,585

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$173,144

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$96,071	$324,189	$551,537	$102,377	$154,330	$395,557

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2012 based on each class’ average daily net assets.

Arkansas Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2013. This reduction amounted to $166,756 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2013. This reduction amounted to $5,672 which is shown as a reduction of total expenses in the Statements of Operations.

61

Notes to Financial Statements (unaudited) – continued

California Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2013. This reduction amounted to $210,590 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2013. This reduction amounted to $3,223 which is shown as a reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2012, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$1,212	$—	$—	$150
Class B	—	4,409	3,625	1,245	1,977	2,634
Class C	N/A	N/A	3,061	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2012, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$6,145	$18,017	$27,960	$6,423	$13,953	$31,609
Percentage of average daily net assets	0.0170%	0.0155%	0.0174%	0.0169%	0.0246%	0.0210%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$19,403	$56,630	$103,396	$21,848	$29,586	$108,070

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2012 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0286%	0.0186%	0.0174%	0.0279%	0.0233%	0.0176%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” on the Statements of Operations and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$7	$29	$289	$2	$242	$249

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$4,992	$4,823	$12,059	$5,609	$8,258	$8,217

62

Notes to Financial Statements (unaudited) – continued

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2012, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense on the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$343	$1,059	$1,507	$339	$528	$1,398

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$162	$515	$718	$167	$253	$670

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$4,721,808	$18,392,848	$34,010,012	$10,962,537	$15,670,154	$22,814,357
Sales	$4,075,480	$15,031,462	$36,122,062	$4,790,379	$18,644,185	$26,515,327

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six months ended 9/30/12		Year ended 3/31/12		Six months ended 9/30/12		Year ended 3/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	332,554	$3,546,696	703,578	$7,219,417	2,217,300	$22,809,418	3,501,369	$35,147,982
Class B	5,383	57,495	10,105	102,943	151,480	1,559,032	153,017	1,537,065
	337,937	$3,604,191	713,683	$7,322,360	2,368,780	$24,368,450	3,654,386	$36,685,047

Shares issued to shareholders in reinvestment of distributions
Class A	84,545	$905,645	163,919	$1,679,395	285,696	$2,947,375	485,489	$4,841,357
Class B	1,535	16,433	5,200	53,105	9,688	100,034	18,232	181,818
	86,080	$922,078	169,119	$1,732,500	295,384	$3,047,409	503,721	$5,023,175

Shares reacquired
Class A	(444,269)	$(4,734,440)	(1,471,611)	$(14,918,654)	(1,194,918)	$(12,293,508)	(1,806,304)	$(18,018,828)
Class B	(61,925)	(662,229)	(168,372)	(1,711,835)	(92,659)	(956,204)	(134,901)	(1,336,976)
	(506,194)	$(5,396,669)	(1,639,983)	$(16,630,489)	(1,287,577)	$(13,249,712)	(1,941,205)	$(19,355,804)

Net change
Class A	(27,170)	$(282,099)	(604,114)	$(6,019,842)	1,308,078	$13,463,285	2,180,554	$21,970,511
Class B	(55,007)	(588,301)	(153,067)	(1,555,787)	68,509	702,862	36,348	381,907
	(82,177)	$(870,400)	(757,181)	$(7,575,629)	1,376,587	$14,166,147	2,216,902	$22,352,418

63

Notes to Financial Statements (unaudited) – continued

	California Fund				Georgia Fund
	Six months ended 9/30/12		Year ended 3/31/12		Six months ended 9/30/12		Year ended 3/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,263,142	$13,488,019	3,851,119	$21,577,650	937,335	$10,467,528	1,138,606	$12,163,061
Class B	63,529	379,019	188,052	1,063,185	55,526	623,758	35,580	384,083
Class C	426,036	2,541,598	804,255	4,569,883	—	—	—	—
	2,752,707	$16,408,636	4,843,426	$27,210,718	992,861	$11,091,286	1,174,186	$12,547,144

Shares issued to shareholders in reinvestment of distributions
Class A	654,115	$3,909,078	1,209,901	$6,794,486	76,257	$853,671	128,481	$1,369,522
Class B	9,692	57,931	22,688	126,877	2,050	23,042	4,317	46,048
Class C	60,011	359,840	101,546	572,790	—	—	—	—
	723,818	$4,326,849	1,334,135	$7,494,153	78,307	$876,713	132,798	$1,415,570

Shares reacquired
Class A	(3,223,632)	$(19,197,820)	(7,973,623)	$(44,482,860)	(426,888)	$(4,769,937)	(700,057)	$(7,376,612)
Class B	(132,695)	(788,614)	(540,187)	(3,005,789)	(29,523)	(331,457)	(98,066)	(1,030,818)
Class C	(478,802)	(2,863,004)	(964,385)	(5,411,015)	—	—	—	—
	(3,835,129)	$(22,849,438)	(9,478,195)	$(52,899,664)	(456,411)	$(5,101,394)	(798,123)	$(8,407,430)

Net change
Class A	(306,375)	$(1,800,723)	(2,912,603)	$(16,110,724)	586,704	$6,551,262	567,030	$6,155,971
Class B	(59,474)	(351,664)	(329,447)	(1,815,727)	28,053	315,343	(58,169)	(600,687)
Class C	7,245	38,434	(58,584)	(268,342)	—	—	—	—
	(358,604)	$(2,113,953)	(3,300,634)	$(18,194,793)	614,757	$6,866,605	508,861	$5,555,284

	Maryland Fund				Massachusetts Fund
	Six months ended 9/30/12		Year ended 3/31/12		Six months ended 9/30/12		Year ended 3/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	535,452	$6,160,738	801,812	$8,888,395	1,373,209	$16,030,368	2,139,063	$23,802,974
Class B	50,681	582,518	42,075	470,694	51,699	604,010	69,369	775,955
	586,133	$6,743,256	843,887	$9,359,089	1,424,908	$16,634,378	2,208,432	$24,578,929

Shares issued to shareholders in reinvestment of distributions
Class A	124,315	$1,433,839	230,545	$2,541,617	264,320	$3,093,166	452,098	$5,022,252
Class B	3,872	44,630	7,388	81,344	4,170	48,833	10,474	116,058
	128,187	$1,478,469	237,933	$2,622,961	268,490	$3,141,999	462,572	$5,138,310

Shares reacquired
Class A	(621,742)	$(7,161,592)	(1,129,932)	$(12,384,961)	(1,455,526)	$(16,979,867)	(2,890,274)	$(31,756,927)
Class B	(56,714)	(653,179)	(109,952)	(1,202,637)	(61,809)	(723,614)	(307,096)	(3,376,978)
	(678,456)	$(7,814,771)	(1,239,884)	$(13,587,598)	(1,517,335)	$(17,703,481)	(3,197,370)	$(35,133,905)

Net change
Class A	38,025	$432,985	(97,575)	$(954,949)	182,003	$2,143,667	(299,113)	$(2,931,701)
Class B	(2,161)	(26,031)	(60,489)	(650,599)	(5,940)	(70,771)	(227,253)	(2,484,965)
	35,864	$406,954	(158,064)	$(1,605,548)	176,063	$2,072,896	(526,366)	$(5,416,666)

64

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2012, each fund’s commitment fee and interest expense were as follows, and are included in “Miscellaneous” expense on the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$244	$738	$1,068	$235	$371	$991
Interest Expense	—	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2012, are as follows:

	Underlying Affiliated Fund – MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Alabama Fund	2,200,178	6,920,044	(7,858,383)	1,261,839
Arkansas Fund	6,384,699	30,893,188	(28,947,802)	8,330,085
California Fund	1,908,727	41,147,376	(36,801,772)	6,254,331
Georgia Fund	3,210,147	12,403,951	(13,806,138)	1,807,960
Maryland Fund	2,918,509	20,661,444	(20,445,600)	3,134,353
Massachusetts Fund	6,347,027	32,704,483	(29,258,856)	9,792,654

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$808	$1,261,839
Arkansas Fund	—	—	4,773	8,330,085
California Fund	—	—	4,115	6,254,331
Georgia Fund	—	—	1,970	1,807,960
Maryland Fund	—	—	1,459	3,134,353
Massachusetts Fund	—	—	5,616	9,792,654

65

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Municipal Series Trust

MFS Alabama Municipal Bond Fund

MFS Arkansas Municipal Bond Fund

MFS California Municipal Bond Fund

MFS Georgia Municipal Bond Fund

MFS Maryland Municipal Bond Fund

MFS Massachusetts Municipal Bond Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison

66

Board Review of Investment Advisory Agreement – continued

to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst

67

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

68

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

69

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Website at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

70

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2012

MFS® MUNICIPAL SERIES TRUST

For the states of:

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets face major economic and political challenges. While the European debt crisis continues, there are signs of improvement given the European Central Bank's willingness to backstop troubled sovereigns and the agreement to provide direct financial aid to struggling banks. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year-end. At the same time, global consumer and producer confidence is weak. And a search for safe havens by nervous investors has kept yields historically low on highly rated government bonds, including those issued by Germany and the United States.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the Fed extended its quantitative easing program. Equity markets have started to build in expectations of further stimulus activity by the US, European and Chinese central banks. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	18.3%
Universities – Colleges	16.7%
Healthcare Revenue – Hospitals	12.1%
Water & Sewer Utility Revenue	10.5%
General Obligations – General Purpose	9.8%

Composition including fixed income credit quality (a)(i)
AAA	5.2%
AA	48.7%
A	22.1%
BBB	18.6%
BB	1.0%
B	1.5%
Not Rated	2.2%
Cash & Other	0.7%

Portfolio facts (i)
Average Duration (d)	8.4
Average Effective Maturity (m)	17.3 yrs.

MFS New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.5%
State & Local Agencies	12.9%
Tax – Other	11.4%
Healthcare Revenue – Hospitals	9.7%
General Obligations – General Purpose	4.6%

Composition including fixed income credit quality (a)(i)
AAA	2.6%
AA	37.1%
A	30.6%
BBB	21.9%
BB	1.3%
B	1.9%
Not Rated	1.9%
Cash & Other	2.7%

Portfolio facts (i)
Average Duration (d)	8.5
Average Effective Maturity (m)	18.2 yrs.

MFS North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.2%
Universities – Colleges	12.4%
State & Local Agencies	9.1%
Utilities – Municipal Owned	9.1%
Water & Sewer Utility Revenue	8.5%

Composition including fixed income credit quality (a)(i)
AAA	11.4%
AA	44.0%
A	21.3%
BBB	16.6%
B	0.7%
Not Rated	2.2%
Cash & Other	3.8%

Portfolio facts (i)
Average Duration (d)	8.1
Average Effective Maturity (m)	17.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	20.9%
Healthcare Revenue – Hospitals	20.3%
General Obligations – Schools	9.0%
General Obligations – General Purpose	7.7%
Water & Sewer Utility Revenue	7.5%

Composition including fixed income credit quality (a)(i)
AAA	1.5%
AA	36.1%
A	27.6%
BBB	27.3%
BB	1.2%
B	1.5%
Not Rated	3.3%
Cash & Other	1.5%

Portfolio facts (i)
Average Duration (d)	9.1
Average Effective Maturity (m)	18.8 yrs.

MFS South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	17.8%
Healthcare Revenue – Hospitals	17.2%
Utilities – Municipal Owned	9.3%
Universities – Colleges	8.2%
General Obligations – Schools	7.5%

Composition including fixed income credit quality (a)(i)
AAA	5.6%
AA	50.4%
A	22.7%
BBB	16.6%
BB	0.2%
B	1.7%
Not Rated	1.1%
Cash & Other	1.7%

Portfolio facts (i)
Average Duration (d)	8.4
Average Effective Maturity (m)	18.5 yrs.

MFS Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.9%
General Obligations – General Purpose	16.2%
Water & Sewer Utility Revenue	10.9%
State & Local Agencies	9.0%
Utilities – Municipal Owned	7.7%

Composition including fixed income credit quality (a)(i)
AAA	4.1%
AA	56.4%
A	14.7%
BBB	19.6%
B	0.6%
Not Rated	2.1%
Cash & Other	2.5%

Portfolio facts (i)
Average Duration (d)	8.9
Average Effective Maturity (m)	18.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	17.6%
Healthcare Revenue – Hospitals	16.0%
State & Local Agencies	13.4%
Universities – Colleges	6.8%
Single Family – Housing State	5.0%

Composition including fixed income credit quality (a)(i)
AAA	18.5%
AA	40.7%
A	17.4%
BBB	18.1%
BB	1.2%
B	0.9%
Not Rated	3.1%
Cash & Other	0.1%

Portfolio facts (i)
Average Duration (d)	8.9
Average Effective Maturity (m)	18.8 yrs.

MFS West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.8%
Healthcare Revenue – Hospitals	12.1%
Water & Sewer Utility Revenue	11.9%
State & Local Agencies	9.8%
General Obligations – General Purpose	9.1%

Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	26.6%
A	41.3%
BBB	15.9%
BB	0.4%
B	0.7%
Not Rated	10.8%
Cash & Other	2.5%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	17.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2012 through September 30, 2012

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2012 through September 30, 2012.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.75%	$1,000.00	$1,046.82	$3.85
	Hypothetical (h)	0.75%	$1,000.00	$1,021.31	$3.80
B	Actual	1.44%	$1,000.00	$1,043.14	$7.38
	Hypothetical (h)	1.44%	$1,000.00	$1,017.85	$7.28

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.86%	$1,000.00	$1,051.07	$4.42
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.61%	$1,000.00	$1,047.28	$8.26
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
C	Actual	1.61%	$1,000.00	$1,046.30	$8.26
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.84%	$1,000.00	$1,049.63	$4.32
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,045.77	$8.15
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
C	Actual	1.59%	$1,000.00	$1,044.89	$8.15
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04

Expenses Impacting the Table:

Expense ratios include 0.01% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.75%	$1,000.00	$1,050.19	$3.85
	Hypothetical (h)	0.75%	$1,000.00	$1,021.31	$3.80
B	Actual	1.51%	$1,000.00	$1,046.04	$7.74
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64

Expenses Impacting the Table:

Expense ratios include 0.01% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.86%	$1,000.00	$1,045.76	$4.41
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.60%	$1,000.00	$1,042.69	$8.19
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09

MFS TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.90%	$1,000.00	$1,045.93	$4.62
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.64%	$1,000.00	$1,042.06	$8.40
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29

MFS VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.85%	$1,000.00	$1,043.38	$4.35
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
B	Actual	1.60%	$1,000.00	$1,039.53	$8.18
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
C	Actual	1.60%	$1,000.00	$1,039.48	$8.18
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09

Expenses Impacting the Table:

Expense ratios include 0.01% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/12	Ending Account Value 9/30/12	Expenses Paid During Period (p) 4/01/12-9/30/12
A	Actual	0.87%	$1,000.00	$1,039.75	$4.45
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.62%	$1,000.00	$1,035.01	$8.26
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)

Airport Revenue - 1.3%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,593,213

General Obligations - General Purpose - 9.7%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 2031	$625,000	$739,594
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	455,000	472,640
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	231,794
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	396,065
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	1,000,000	1,103,920
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,250,000	1,387,025
Desoto County, MS, 4%, 2022	1,000,000	1,188,920
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	758,620
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,000,000	1,126,620
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2026	1,270,000	1,591,450
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	422,718
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	386,650
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	453,505
State of California, 5.125%, 2033	530,000	592,349
State of California, 6%, 2039	700,000	844,396
		$11,696,266
General Obligations - Improvement - 5.3%
Guam Government, “A”, 6.75%, 2029	$35,000	$39,228
Guam Government, “A”, 5.25%, 2037	155,000	157,001
Guam Government, “A”, 7%, 2039	40,000	45,070
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	215,000	215,084
State of Mississippi, “A”, 5%, 2018	500,000	615,430
State of Mississippi, “B”, 5%, 2013	1,000,000	1,054,790
State of Mississippi, “B”, 5%, 2024	580,000	697,705
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2030	1,000,000	1,204,730
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2036	2,000,000	2,323,540
		$6,352,578
General Obligations - Schools - 0.5%
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2023	$1,000,000	$562,770

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 11.9%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$270,000	$270,999
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	1,425,000	1,430,900
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,004,280
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,700
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	121,821
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	389,929
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	380,000	450,593
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	335,354
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	185,000	203,493
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	95,766
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 2036	500,000	584,480
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,046,920
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	2,197,380
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	1,045,800
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,096,320
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	520,985
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	255,010
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	254,350

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$215,000	$251,286
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	622,127
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	163,434
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	89,277
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	215,135
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	758,842
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	449,685
		$14,354,866
Industrial Revenue - Other - 0.5%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$510,000	$601,856

Industrial Revenue - Paper - 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$856,545
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	797,813
		$1,654,358
Miscellaneous Revenue - Other - 0.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	$500,000	$587,025

Multi-Family Housing Revenue - 0.9%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	$150,000	$96,774
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 2048	1,000,000	1,006,360
		$1,103,134
Sales & Excise Tax Revenue - 2.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$520,731
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	295,000	333,468
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	750,000	1,019,618
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	765,288

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	$315,000	$336,480
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	194,668
		$3,170,253
Single Family Housing - State - 4.0%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2 “, GNMA, 5.3%, 2034	$185,000	$198,949
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	220,000	231,233
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	345,000	346,825
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	300,000	303,141
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	145,000	153,146
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	155,000	162,959
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	345,000	349,292
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	1,915,000	2,033,136
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	75,000	79,026
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	984,180
		$4,841,887
State & Agency - Other - 0.9%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,094,090

State & Local Agencies - 18.1%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	$190,000	$217,425
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,282,190
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,439,539
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,177,260
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2023	345,000	414,155
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2024	360,000	429,660

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2025	$380,000	$450,908
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,113,390
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,277,707
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 2022	500,000	581,405
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 2036	500,000	561,260
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,122,710
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,089,870
Mississippi Development Bank Special Obligation (Mississippi Highway), 5%, 2025	1,000,000	1,279,280
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 2036	500,000	559,520
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	855,645
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,342,404
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,464,260
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	968,938
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,032,910
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	787,905
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,783,411
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	567,585
		$21,799,337
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$138,391

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	$40,000	$44,723
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	128,371
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	142,557
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	858,872
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	98,515
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	93,402
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	330,117
		$1,834,948
Tobacco - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$126,228
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	545,000	636,898
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	420,000	491,681
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	530,000	439,073
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	370,000	413,967
		$2,107,847
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$110,000	$119,978
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	195,000	223,827
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	310,000	341,152
		$684,957
Transportation - Special Tax - 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,307,452
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,211,178
		$2,518,630
Universities - Colleges - 16.5%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,121,770
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	1,029,425

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	$15,000	$16,274
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	135,000	147,775
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,272,856
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,693,740
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,283,050
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	360,000	420,851
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “A”, 5%, 2041	1,000,000	1,125,510
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,215,280
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	1,500,000	1,580,385
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	2,100,240
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,664,340
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 2034	715,000	784,677
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	545,865
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	811,845
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,070,740
		$19,884,623
Universities - Dormitories - 1.0%
Mississippi State University, Educational Building Corp., 5%, 2036	$1,000,000	$1,132,500
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	40,000	42,965
		$1,175,465
Utilities - Investor Owned - 1.0%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$410,000	$459,348
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	370,000	454,445

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$265,000	$308,476
		$1,222,269
Utilities - Municipal Owned - 4.4%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,001,440
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	189,821
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	1,088,040
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	176,864
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	113,948
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	553,700
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	1,057,370
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,077,880
		$5,259,063
Utilities - Other - 1.3%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$505,000	$542,118
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	255,000	278,537
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	375,000	424,553
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	207,938
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	105,538
		$1,558,684
Water & Sewer Utility Revenue - 10.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$2,106,780
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	460,000	524,704
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,062,220
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	302,114
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,340,764
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,693,173

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029	$2,000,000	$2,177,780
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 2023	1,220,000	1,461,194
North Texas Municipal Water District, Water System Rev., 4%, 2030	915,000	995,785
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	695,000	822,220
		$12,486,734
Total Municipal Bonds (Identified Cost, $109,113,415)		$118,144,853

Issuer	Shares/Par	Value ($)

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	820,040	$820,040
Total Investments (Identified Cost, $109,933,455)		$118,964,893

Other Assets, Less Liabilities - 1.2%		1,468,775
Net Assets - 100.0%		$120,433,668

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.9%

Issuer	Shares/Par	Value ($)

Airport Revenue - 1.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$555,000	$651,825
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	1,000,000	1,052,310
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), NATL, 6.25%, 2015	1,000,000	1,112,290
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,356,184
		$4,172,609
General Obligations - General Purpose - 4.6%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$495,000	$521,537
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	916,918
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,600,000	1,775,392
New York, NY, “B”, 5%, 2018	3,000,000	3,652,980
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,252,030
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,018
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	392,421
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	855,000	924,323
State of California, 5.125%, 2033	990,000	1,106,464
		$10,547,083
General Obligations - Improvement - 0.2%
Guam Government, “A”, 5.25%, 2037	$290,000	$293,744
Guam Government, “A”, 7%, 2039	105,000	118,308
		$412,052
General Obligations - Schools - 0.7%
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	$500,000	$525,130
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	560,150
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	594,340
		$1,679,620
Healthcare Revenue - Hospitals - 9.6%
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	$550,000	$599,566
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	488,785
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	365,000	396,313

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	$215,000	$249,695
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	715,000	831,188
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,458,074
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	197,517
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	166,421
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,038,899
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	38,617
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,751,931
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “A”, 4.75%, 2039	325,000	331,848
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 5%, 2032	385,000	411,303
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 4.75%, 2039	300,000	306,321
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,484,720
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	2,000,000	2,226,260
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Obligated Group), “B”, 5%, 2039	1,000,000	1,108,260
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 2025	750,000	898,155
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 2037	750,000	819,045
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,159,020
Onondaga, NY, Civic Develpoment Corp. Rev. (St. Joseph’s Hospital Health Center), 4.5%, 2032	500,000	487,820
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 2028	1,000,000	1,136,300

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	$165,000	$196,409
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	459,342
Westchester County, NY, Health Care Corp. Rev.,”B”, 6%, 2030	1,000,000	1,186,160
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	700,000	749,224
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	988,262
		$22,165,455
Healthcare Revenue - Long Term Care - 1.7%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$383,232
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	550,000	376,822
New York Dormitory Authority Rev., Non-State Supported Debt (Miriam Osborn Memorial Home Association), 5%, 2042	500,000	528,665
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 2040	1,000,000	1,116,630
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	380,000	392,988
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	141,102
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	210,368
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	359,825
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	304,548
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	23,277
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	150,816
		$3,988,273
Human Services - 0.7%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$207,107
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	702,506

Issuer	Shares/Par	Value ($)

Human Services - continued
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 2032	$705,000	$819,675
		$1,729,288
Industrial Revenue - Airlines - 0.2%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport), 7.625%, 2025 (d)(q)	$350,000	$369,380
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport), 7.75%, 2031 (d)(q)	100,000	105,538
		$474,918
Industrial Revenue - Other - 1.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$2,180,000	$2,572,640
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	513,455
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,276,290
		$4,362,385
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,714
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	701,050
		$1,171,764
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$2,016,823

Miscellaneous Revenue - Other - 4.5%
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$2,500,000	$2,887,125
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	3,000,000	3,316,470
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 2028	3,000,000	3,175,350
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal - Federation of Jewish Philanthropies of NY, Inc.), “A”, 5%, 2027	1,000,000	1,046,580
		$10,425,525
Multi-Family Housing Revenue - 2.2%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$1,520,000	$1,595,438
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	775,000	784,424

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - continued
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	$1,000,000	$1,054,010
New York, NY, City Housing Development Corp., 5.5%, 2034	15,000	15,057
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	513,015
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	1,050,440
		$5,012,384
Port Revenue - 1.0%
Port Authority of NY & NJ, “173”, 4%, 2027	$2,000,000	$2,225,140

Sales & Excise Tax Revenue - 3.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,000,000	$1,168,240
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	395,000	436,827
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,195,000	1,584,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,993
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,060,000	1,196,634
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	672,960
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	930,000	1,048,566
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	930,000	984,972
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	6,385,000	519,292
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	479,940
		$8,105,054
Single Family Housing - State - 1.1%
New York Mortgage Agency Rev., 5.1%, 2024	$315,000	$325,811
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,710,878
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	508,820
		$2,545,509
Solid Waste Revenue - 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$852,244

State & Agency - Other - 1.1%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$937,032
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	718,225

Issuer	Shares/Par	Value ($)

State & Agency - Other - continued
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$715,000	$822,407
		$2,477,664
State & Local Agencies - 12.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.032%, 2037	$1,405,000	$947,068
New York City Educational Construction Fund Rev., “A”, 5.75%, 2033	1,860,000	2,225,620
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,545,000	1,551,458
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 2016	2,430,000	2,744,661
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	726,747
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,207,380
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2030	25,000	25,070
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 2017	1,130,000	1,343,118
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,033,280
New York Thruway Authority, Personal Income Tax Rev., “A”, 5%, 2018	1,710,000	2,084,097
New York Tobacco Settlement Financing Corp., “A-1”, 5.5%, 2018	140,000	140,542
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,407,440
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	2,939,338
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,325,260
New York Urban Development Corp. Rev., Personal Income Tax, “C”, 5%, 2018	3,000,000	3,721,650
New York Urban Development Corp. Rev., Service Contract, “A-2”, 5%, 2020	2,000,000	2,426,760
United Nations Development Corp., “A”, 5%, 2026	500,000	568,805
		$29,418,294
Tax - Other - 11.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$298,925
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	100,627
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,000,000	3,543,030
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	2,000,000	2,492,520
New York Dormitory Authority, State Personal Income Tax Rev., “E”, 5%, 2018	3,000,000	3,648,240
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 2040	2,000,000	2,242,740
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,227,980

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	$3,000,000	$3,538,560
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,136,400
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2027	3,000,000	3,593,010
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	711,958
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,296,250
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,181,876
		$26,012,116
Tobacco - 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$269,286
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	765,000	644,589
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,370,000	1,163,267
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	991,940
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	355,000	415,588
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,040,000	861,578
New York County Tobacco Trust II, 5.625%, 2035	800,000	734,328
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 2032	750,000	797,633
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	500,000	532,720
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	391,195
		$6,802,124
Toll Roads - 1.5%
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2028	$1,000,000	$1,203,340
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,327,500
		$3,530,840
Transportation - Special Tax - 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$900,000	$964,458
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	2,125,060
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,566,140

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	$65,000	$67,677
New York Thruway Authority, General Rev., Highway & Bridges, “A-1”, 5%, 2020	1,750,000	2,149,228
		$7,872,563
Universities - Colleges - 19.2%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 2031	$1,000,000	$1,122,770
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	1,000,000	1,061,400
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 2030	1,515,000	1,594,053
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	543,635
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	1,000,000	1,142,860
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	2,198,317
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,671,272
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami),”B”, 5.25%, 2029	1,325,000	1,655,482
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2023	500,000	598,920
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2024	1,000,000	1,195,240
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	1,085,030
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,171,401
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,043,600
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	676,986
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), “A”, 5%, 2028	1,000,000	1,140,630
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,260,160
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,178,580
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,955,000	2,173,432
New York Dormitory Authority Rev., Non-State Supported Debt (Rockefeller University), “A”, 5%, 2037	1,000,000	1,168,780

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 2027	$1,000,000	$1,184,570
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	2,218,340
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), “A”, 5%, 2031	1,750,000	2,050,213
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 2020	2,000,000	2,418,260
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2035	500,000	550,735
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	2,187,040
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	80,000	80,869
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	135,000	136,148
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2013 (c)	2,000,000	2,071,220
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	535,040
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,403,957
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	1,000,000	1,104,870
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnical Institute), “E”, 5%, 2031	1,000,000	1,137,740
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	676,985
		$44,438,535
Universities - Dormitories - 1.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$2,000,000	$2,289,300

Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$535,000	$631,637

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 2.6%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$551,400
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 2021	1,500,000	1,813,620
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,247,280
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,449,300
		$6,061,600
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,382,757
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	480,000	524,304
		$1,907,061
Water & Sewer Utility Revenue - 3.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	$475,000	$500,674
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	1,240,000	1,310,010
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	333,916
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,484,176
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,410,373
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	500,000	532,720
North Texas Municipal Water District, Water System Rev., 4%, 2030	1,735,000	1,888,183
		$8,460,052
Total Municipal Bonds (Identified Cost, $200,981,498)		$221,787,912

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	6,651,149	$6,651,149
Total Investments (Identified Cost, $207,632,647)		$228,439,061

Other Assets, Less Liabilities - 1.2%		2,683,870
Net Assets - 100.0%		$231,122,931

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.0%

Issuer	Shares/Par	Value ($)

Airport Revenue - 3.9%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,609,408
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,408,400
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,091,740
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,663,324
Charlotte, NC, Airport Rev., “A”, 5%, 2036	3,000,000	3,458,340
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	1,055,000	1,239,055
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,870,894
		$18,341,161
General Obligations - General Purpose - 4.8%
Cary, NC, Public Improvement, “B”, 4%, 2017	$3,305,000	$3,843,913
Charlotte, NC, “C”, 5%, 2014	1,000,000	1,078,160
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	1,790,000	1,847,065
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	749,980
Mecklenburg County, NC, “A”, 5%, 2018	5,100,000	6,330,375
Mecklenburg County, NC, “C”, 5.25%, 2025	1,415,000	1,940,842
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	1,044,533
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,777,104
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	1,695,000	1,832,431
State of California, 5.25%, 2029	1,980,000	2,334,044
		$22,778,447
General Obligations - Improvement - 1.7%
Guam Government, “A”, 6.75%, 2029	$240,000	$268,990
Guam Government, “A”, 7%, 2039	265,000	298,586
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,418,200
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,759,648
North Carolina Capital Improvement Obligation, “C”, 5%, 2025	2,710,000	3,319,154
		$8,064,578
General Obligations - Schools - 3.5%
Johnston County, NC, “B”, 5%, 2018	$1,425,000	$1,716,712
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	2,885,000	3,220,352
Wake County, NC, “C”, 5%, 2020	3,000,000	3,801,180
Wake County, NC, “C”, 5%, 2021	3,000,000	3,840,420
Wake County, NC, “C”, 5%, 2024	3,000,000	3,953,580
		$16,532,244

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 20.9%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$2,018,340
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2031	1,000,000	1,091,140
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 2034	4,000,000	4,463,200
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2043	2,500,000	2,763,600
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2047	1,000,000	1,067,250
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	725,000	787,198
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	440,876
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,367,749
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	360,000	418,093
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,385,000	1,610,063
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,907,324
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	371,092
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	245,000	281,194
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,450,000	1,623,841
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	923,328
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,255,565
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	60,683
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	2,000,000	2,192,400
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 2026	2,000,000	2,332,980

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 2031	$1,000,000	$1,173,990
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 2035	800,000	899,832
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), “A”, AMBAC, 5%, 2035	1,155,000	1,176,933
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	3,000,000	3,418,830
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,877,467
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,500,000	3,872,890
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,234,160
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	2,038,341
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 2040	3,000,000	3,313,230
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,798,625
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), “A”, 5%, 2036	2,000,000	2,206,060
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 2031	3,000,000	3,431,190
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, ASSD GTY, 5.625%, 2038	500,000	552,585
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,793,904
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	2,136,000
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,365,931
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	2,215,000	2,581,782
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 2034	4,000,000	4,422,600

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	$1,000,000	$969,450
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	1,028,576
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,083,340
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,257,691
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	11,466,030
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,626,316
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	568,991
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	321,397
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	738,435
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	1,395,000	1,493,096
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,602,590
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,563,441
		$98,989,619
Healthcare Revenue - Long Term Care - 0.7%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	$800,000	$844,960
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	527,534
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,647,771
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	40,734
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	255,226
		$3,316,225
Industrial Revenue - Paper - 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,112,220

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 0.3%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	$1,000,000	$1,295,840
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	111,052
		$1,406,892
Multi-Family Housing Revenue - 1.2%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$2,034,580
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,420,845
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	965,000	977,410
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,058,440
		$5,491,275
Port Revenue - 0.2%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	$1,000,000	$1,110,150

Sales & Excise Tax Revenue - 3.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$1,675,000	$2,026,097
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	1,140,000	1,288,656
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	805,000	890,241
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	2,865,000	3,892,418
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,867,403
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	15,000	19,490
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,725,000	1,947,352
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	1,925,000	2,118,924
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	840,000	889,652
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	1,320,050
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,970,000	2,008,967
		$18,269,250
Single Family Housing - State - 2.8%
, 5.1%, 2030	$2,115,000	$2,137,186
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	315,000	315,148
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	1,775,000	1,790,318

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	$1,705,000	$1,738,759
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	480,000	494,381
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,685,000	1,720,503
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,870,000	1,933,954
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	140,000	140,454
North Carolina Housing Finance Agency, Home Ownership Rev., “2”, 4%, 2025	2,855,000	3,054,907
		$13,325,610
State & Agency - Other - 2.0%
Charlotte, NC, COP (Transit Projects), 5%, 2033	$3,000,000	$3,339,870
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,101,440
Charlotte, NC, COP, “E”, 5%, 2026	760,000	870,375
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,250,080
Harnett County, NC, COP, AGM, 5.25%, 2015	1,020,000	1,038,533
		$9,600,298
State & Local Agencies - 9.0%
Asheville, NC, Limited Obligation, 5%, 2028	$400,000	$471,096
Asheville, NC, Limited Obligation, 5%, 2030	300,000	350,061
Asheville, NC, Limited Obligation, 5%, 2032	250,000	288,810
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	5,130,000	5,699,276
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.032%, 2037	2,260,000	1,523,398
Duplin, NC, Limited Obligation (County Water Districts), 5%, 2037	3,595,000	4,021,151
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,389,160
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	455,992
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,656,651
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	401,125
Mooresville, NC, COP, 5%, 2032	3,120,000	3,388,039
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,335,040
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2024	750,000	912,323
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	2,276,760
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	864,914
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,173,040
Wake County, NC, 5%, 2033	6,000,000	6,983,760
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,564,780

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Wilmington, NC, COP, “A”, 5%, 2038	$2,650,000	$2,897,960
		$42,653,336
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$464,995
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	162,122
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,182,674
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	331,590
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	362,950
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	335,149
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	2,287,150
		$5,126,630
Tobacco - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$433,383
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	1,295,000	1,091,167
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	2,020,000	2,360,612
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,975,000	2,312,073
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,480,000	1,226,091
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,390,000	1,555,174
		$8,978,500
Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$430,000	$469,005
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	725,000	832,177
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,160,000	1,276,568
		$2,577,750
Transportation - Special Tax - 4.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	$5,040,000	$5,966,402
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	2,053,438

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 2018 (c)	$5,810,000	$7,230,719
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2028	2,300,000	2,765,060
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	3,000,000	3,460,860
		$21,476,479
Universities - Colleges - 12.2%
Appalachian State University, NC, Rev., NATL, 5%, 2015 (c)	$370,000	$417,060
Appalachian State University, NC, Rev., 4%, 2019	1,080,000	1,261,775
Appalachian State University, NC, Rev., 4%, 2026	1,445,000	1,647,069
Appalachian State University, NC, Rev., NATL, 5%, 2030	630,000	672,248
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	60,000	65,096
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	515,000	563,734
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,217,130
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,260,480
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,837,376
North Carolina Capital Facilities Finance Agency Rev. (Methodist University), 5%, 2034	1,000,000	1,081,830
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5%, 2032	500,000	537,490
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 2033	1,000,000	1,087,010
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,156,165
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	1,016,591
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,335,160
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,141,190
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 2040	1,565,000	1,843,820
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,905,050

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	$1,870,000	$1,888,382
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,617,298
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	450,000	520,371
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,188,219
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	170,000	171,846
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	275,000	277,337
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2014 (c)	960,000	1,026,326
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2029	445,000	466,307
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,110,320
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,737,825
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	228,386
University of North Carolina, Charlotte, “A”, 5%, 2037	2,000,000	2,339,160
University of North Carolina, Greensboro, 5%, 2026	3,000,000	3,598,710
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	2,130,219
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,281,185
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,311,380
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,973,595
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2025	1,705,000	2,067,739
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2014 (c)	595,000	636,573
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,950,596
		$57,568,048
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$160,000	$171,861

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 0.5%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,533,100

Utilities - Municipal Owned - 9.0%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	$520,000	$636,818
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	17,734,740
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, BHAC, 5.25%, 2019	10,000,000	10,122,300
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, BHAC, 5.25%, 2020	6,000,000	6,071,760
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,787,200
Raleigh, NC, “A”, 5%, 2020	4,000,000	5,105,720
		$42,458,538
Utilities - Other - 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$2,200,161
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	1,905,000	2,045,018
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,194,408
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,425,811
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	879,374
		$7,744,772
Water & Sewer Utility Revenue - 8.4%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,114,440
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,465,900
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2036	4,410,000	5,262,938
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,892,046
Charlotte, NC, Water & Sewer Systems Rev., 5%, 2021	1,800,000	2,330,190
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	960,000	1,011,888
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,710,000	1,950,529
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,727,746
Durham County, NC, Enterprise Systems Rev., 5%, 2029	1,590,000	1,936,493
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,994,300
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,703,144

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	$2,000,000	$2,326,800
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 2030	500,000	593,980
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,161,520
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 2036	800,000	940,640
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	2,590,000	3,064,099
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,746,832
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,380,640
		$39,604,125
Total Municipal Bonds (Identified Cost, $409,712,177)		$449,231,108

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	11,207,155	$11,207,155
Total Investments (Identified Cost, $420,919,332)		$460,438,263

Other Assets, Less Liabilities - 2.7%		12,583,117
Net Assets - 100.0%		$473,021,380

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)

Airport Revenue - 2.7%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,052,811
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	335,000	393,444
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	2,000,000	2,193,780
Sacramento County, CA, Airport Systems Rev., 5%, 2040	470,000	519,453
		$4,159,488
General Obligations - General Purpose - 7.6%
Allegheny County, PA, “C-70”, 5%, 2037	$1,000,000	$1,103,680
Berks County, PA, 5%, 2022	1,700,000	2,014,806
Commonwealth of Pennsylvania, 5%, 2015	1,515,000	1,688,437
Commonwealth of Pennsylvania, 5%, 2019	1,000,000	1,240,220
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	263,403
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	461,172
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	1,860,000	2,117,554
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	502,930
Luzerne County, PA, AGM, 6.75%, 2023	500,000	592,470
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	519,381
State of Maryland, “C”, 5%, 2019	1,000,000	1,266,410
		$11,770,463
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$84,059
Guam Government, “A”, 7%, 2039	90,000	101,407
		$185,466
General Obligations - Schools - 8.9%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,051,540
Carlisle, PA, School District, 5%, 2026	1,000,000	1,207,540
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	566,076
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	330,494
Daniel Boone, PA, School District, 5%, 2032	500,000	551,995
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,455,719
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,051,270
Gettysburg, PA, School District, 5.25%, 2024	2,000,000	2,399,100
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	50,868
Reading, PA, School District, “A”, 5%, 2018	1,000,000	1,153,110
Reading, PA, School District, “A”, 5%, 2020	665,000	767,656

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Scranton, PA, School District, “A”, AGM, 5%, 2027	$1,340,000	$1,484,479
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	525,485
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,131,280
		$13,726,612
Healthcare Revenue - Hospitals - 20.0%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$1,000,000	$1,171,390
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	598,320
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	381,350
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 2040	1,500,000	1,656,015
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	787,328
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	605,050
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	541,575
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 2041	500,000	616,620
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	1,106,540
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	868,260
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	352,824
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	677,558
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	798,307
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,109,550
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	576,445

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	$165,000	$191,626
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	445,000	517,313
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	335,000	388,178
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	462,450
Lancaster County, PA, Hospital Authority Health System Rev. (Lancaster General Hospital), 5%, 2042	1,500,000	1,646,490
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	524,005
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	202,460
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	856,401
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	363,486
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	160,000	173,368
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	614,808
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	626,712
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	823,148
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	125,692
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	86,080
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	801,983
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	264,458
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	261,758
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	750,000	791,993
Montgomery County, PA, Higher Education & Health Authority Rev. (Abington Memorial Hospital Obligated Group), 5%, 2031	1,000,000	1,131,650
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	20,000	22,067
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	532,660

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), 5.5%, 2026	$500,000	$529,870
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	300,000	318,099
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 2025	1,000,000	1,170,390
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “D”, 5%, 2032	1,000,000	1,162,810
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	881,678
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	546,295
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	187,646
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	500,000	565,545
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	1,076,990
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	705,000	754,576
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	507,203
		$30,957,020
Healthcare Revenue - Long Term Care - 2.2%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$253,108
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	301,986
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	257,608
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	112,977
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	41,082
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	500,000	526,305
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	557,120
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	502,265

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	$250,000	$286,693
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	254,240
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	76,430
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	122,715
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	11,638
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	81,208
		$3,385,375
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$150,105

Industrial Revenue - Other - 0.8%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	$1,000,000	$1,287,800

Sales & Excise Tax Revenue - 2.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$580,000	$701,574
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	250,000	276,473
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	920,000	1,249,921
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	570,000	642,669
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	570,000	603,693
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	735,000	230,775
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	4,070,000	331,013
		$4,036,118
Single Family Housing - Local - 0.6%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$185,000	$189,044

Issuer	Shares/Par	Value ($)

Single Family Housing - Local - continued
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	$715,000	$733,175
		$922,219
Single Family Housing - State - 4.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,085,000	$1,085,586
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	1,000,000	1,089,510
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	525,975
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “91-A”, 4.875%, 2026	350,000	356,535
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,000,000	1,012,660
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	190,000	192,755
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	415,000	425,371
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	1,011,230
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	1,018,660
		$6,718,282
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,225
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	571,125
		$871,350
State & Agency - Other - 0.5%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$675,000	$776,399

State & Local Agencies - 2.4%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$831,052
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.032%, 2037	730,000	492,071
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.944%, 2018 (p)	50,000	66,231
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2018 (c)	60,000	75,878
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2023	440,000	510,206
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	578,295

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	$1,000,000	$1,085,030
		$3,638,763
Student Loan Revenue - 1.0%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,500,705

Tax - Other - 0.8%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$750,000	$786,030
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	140,000	154,998
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	50,314
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	145,876
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	142,557
		$1,279,775
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$235,000	$240,494

Tobacco - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$134,643
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	755,000	641,071
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	665,000	534,121
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	755,000	883,856
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	500,000	414,220
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	90,000	90,008
		$2,697,919
Toll Roads - 0.7%
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	$1,000,000	$1,096,830

Transportation - Special Tax - 2.5%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$655,000	$818,344
Pennsylvania Turnpike Commission, NATL, 5%, 2024	1,775,000	1,845,574
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 2030	1,000,000	1,166,970
		$3,830,888

Issuer	Shares/Par	Value ($)

Universities - Colleges - 20.6%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$258,100
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,337,213
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,070,060
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	271,540
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	545,255
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	287,540
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,117,240
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	326,811
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 2031	565,000	615,336
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 2034	750,000	826,230
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	402,098
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2040	1,000,000	1,088,330
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	538,255
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,186,752
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	540,825
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), 5%, 2032	1,000,000	1,099,770
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	420,000	490,993
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,202,421
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	600,566
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	278,910
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	580,680
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	524,610

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	$500,000	$501,045
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	679,064
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), 5%, 2037	500,000	541,555
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	500,000	539,645
Pennsylvania Higher Educational Facilities Authority Rev. (LaSalle University), “A”, 5%, 2037	500,000	522,990
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	541,390
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	500,000	550,885
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	1,500,000	1,643,820
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 5%, 2035	2,000,000	2,276,940
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 2024	1,945,000	2,337,618
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	309,132
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,064,540
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,021,760
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), “A”, 5%, 2037	1,000,000	1,150,800
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,105,060
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	1,101,770
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	768,135
		$31,845,684
Universities - Dormitories - 1.6%
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	$1,000,000	$1,125,620
Pennsylvania Higher Educational Facilities Authority Rev. (Indiana University Foundation), “A”, 5%, 2041	750,000	796,913

Issuer	Shares/Par	Value ($)

Universities - Dormitories - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	$500,000	$558,650
		$2,481,183
Universities - Secondary Schools - 1.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$345,000	$407,317
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	500,000	549,560
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	526,960
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	724,205
		$2,208,042
Utilities - Cogeneration - 0.8%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$50,000	$51,323
Pennsylvania Economic Development Financing Authority Rev., Water Facilities Rev. (Aqua Pennsylvania, Inc.), “B”, 5%, 2043	1,000,000	1,120,720
		$1,172,043
Utilities - Investor Owned - 2.3%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,114,940
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	415,000	509,715
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	110,000	128,047
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	717,780
Pennsylvania Economic Development Financing Authority, Water Facility Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,111,340
		$3,581,822
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$337,264
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	1,066,620
		$1,403,884
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$707,426
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	625,000	670,938
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	356,840

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$420,000	$475,499
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	261,069
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	278,559
		$2,750,331
Water & Sewer Utility Revenue - 7.4%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$1,104,150
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,001,970
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 2033	1,000,000	1,161,730
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 2042	1,000,000	1,029,660
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	290,000	305,675
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,053,390
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	1,079,560
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	260,000	275,613

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	$1,000,000	$903,560
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	470,743
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,130,250
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,121,020
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	804,765
		$11,442,086
Total Municipal Bonds (Identified Cost, $138,823,714)		$150,117,146

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	6,461,679	$6,461,679
Total Investments (Identified Cost, $145,285,393)		$156,578,825

Other Assets, Less Liabilities - (1.3)%		(1,963,642)
Net Assets - 100.0%		$154,615,183

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS SOUTH CAROLINA MUNCIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.9%

Issuer	Shares/Par	Value ($)

Airport Revenue - 1.8%
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 2040	$2,250,000	$2,437,402
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,560,989
		$3,998,391
General Obligations - General Purpose - 4.4%
Charleston County, SC, Capital Improvement, Transportation Sales Tax Rev., 4%, 2029	$2,000,000	$2,257,859
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	1,000,000	1,257,989
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	607,661
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	840,000	866,778
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,007,889
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	649,542
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,287,227
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	755,000	816,214
State of California, 5.25%, 2029	890,000	1,049,140
		$9,800,299
General Obligations - Improvement - 5.2%
Aiken County, SC, County Administration Building Project, 5%, 2025	$910,000	$1,121,165
Guam Government, “A”, 5.25%, 2037	280,000	283,615
Guam Government, “A”, 7%, 2039	50,000	56,337
South Carolina, State Highway, “A”, 5%, 2017	3,000,000	3,602,760
South Carolina, State Highway, “A”, 5%, 2018	5,150,000	6,344,800
		$11,408,677
General Obligations - Schools - 7.4%
Chesterfield County, SC, School District, 5%, 2025	$3,000,000	$3,667,650
Orangeburg County, SC, Consolidated School District, 4%, 2019	1,315,000	1,520,350
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2022	2,050,000	2,093,481
Richland County, SC, School District No. 1, N, 5%, 2014	1,255,000	1,337,629
Richland County, SC, School District No. 1, “A”, 5%, 2025	2,000,000	2,491,160
Richland County, SC, School District No. 1, “A”, 5%, 2029	3,000,000	3,635,760
York County, SC, School District, 5%, 2030	1,570,000	1,673,589
		$16,419,619

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 17.0%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$462,720
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	1,047,424
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,089,050
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	3,285,450
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	4,118,862
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,091,450
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 2031	2,000,000	2,226,900
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,126,023
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	634,090
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	179,831
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	575,894
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	155,000	180,012
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	605,000	703,313
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	465,000	538,814
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	605,000	717,391
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	1,030,327
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	270,405
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	270,405
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,629,975
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,056,690
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 2026	500,000	575,935

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$465,000	$487,311
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	315,000	346,487
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	467,508
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	503,357
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	674,487
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,177,980
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	261,638
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	995,801
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,676,100
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	776,648
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	375,000	388,511
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	275,000	310,140
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 2032	2,000,000	2,250,000
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 2037	2,000,000	2,192,080
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	124,988
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	296,537
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,120,477
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	669,299
		$37,530,310
Healthcare Revenue - Long Term Care - 0.5%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	$356,475	$258,730

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	$152,775	$5,581
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	398,616
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	405,868
		$1,068,795
Human Services - 0.3%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$640,000	$650,266

Industrial Revenue - Chemicals - 0.4%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$978,010

Industrial Revenue - Other - 0.6%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,258,180

Industrial Revenue - Paper - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,027,560

Miscellaneous Revenue - Other - 1.0%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	$775,000	$322,912
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	570,000	570,764
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,702
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,662
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	49,973
		$2,170,013
Multi-Family Housing Revenue - 1.0%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$1,028,990
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,238,568
		$2,267,558

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Port Revenue - 0.1%
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	$250,000	$279,980

Sales & Excise Tax Revenue - 3.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$725,000	$838,956
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	1,235,000	1,677,883
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	781,232
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	745,000	839,980
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	820,000	887,412
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	845,000	930,125
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,500,000	1,588,665
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	534,998
		$8,079,251
Single Family Housing - State - 2.5%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$5,000	$5,123
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	675,000	682,344
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	910,000	944,835
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,280,000	1,291,622
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	950,000	997,975
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,500,000	1,527,270
		$5,449,169
Solid Waste Revenue - 0.5%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,086,320

State & Local Agencies - 4.1%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	$3,720,000	$4,116,292
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027	500,000	570,545
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	772,990
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	331,859

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
North Charleston, SC, Public Facilities Corp., Installment Purchase Rev., 5%, 2035	$2,000,000	$2,281,000
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	910,000	1,082,227
		$9,154,913
Tax - Other - 3.0%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 2022	$1,025,000	$1,221,749
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	750,000	819,083
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	546,750
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	199,283
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	67,085
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	665,000	706,150
New Jersey Economic Development Authority Rev., 5%, 2025	215,000	238,334
New Jersey Economic Development Authority Rev., 5%, 2026	110,000	120,901
New Jersey Economic Development Authority Rev., 5%, 2028	45,000	49,039
New Jersey Economic Development Authority Rev., 5%, 2029	45,000	48,850
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	186,722
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	190,076
Virgin Islands Public Finance Authority Rev., “A”, 5%, 2032	2,100,000	2,275,203
		$6,669,225
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$435,000	$411,097

Tobacco - 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$189,342
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	930,000	789,663
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	840,000	674,680
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	910,000	1,063,444
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	850,000	995,070
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	845,000	700,032
		$4,412,231

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$200,000	$218,142
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	335,000	384,523
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	535,000	588,762
		$1,191,427
Transportation - Special Tax - 3.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$735,000	$787,641
South Carolina Transportation Infrastructure Rev., “A”, 5%, 2023	2,825,000	3,418,561
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,082,420
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,758,044
		$8,046,666
Universities - Colleges - 8.1%
California Educational Facilities Authority Rev. (Pitzer College), “A”, 5%, 2030	$900,000	$950,949
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	800,000	829,992
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,064,020
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,191,201
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	555,000	617,404
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	200,000	231,276
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	75,000	75,815
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	125,000	126,063
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,073,050
University of California Rev., “G”, 4%, 2029	1,155,000	1,262,958
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,136,820
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,145,740
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,250,520

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	$2,555,000	$2,915,485
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,103,380
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,865,167
		$17,839,840
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$90,000	$94,269
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	220,000	232,076
		$326,345
Utilities - Investor Owned - 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$800,000	$982,584
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	150,000	174,609
		$1,157,193
Utilities - Municipal Owned - 9.2%
Easley, SC, Utility Rev., AGM, 5%, 2012 (c)	$1,000,000	$1,007,610
Easley, SC, Utility Rev., AGM, 5.25%, 2031	2,500,000	2,833,725
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,669,356
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	181,773
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,499,011
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 2030	1,000,000	1,151,120
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	530,000	554,528
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 2033	1,000,000	1,149,170
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,262,800
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,945,250
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,077,860
		$20,332,203
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$889,151
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	156,706
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	303,477
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	322,170
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	630,010

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	$330,000	$360,489
		$2,662,003
Water & Sewer Utility Revenue - 17.6%
Charleston, SC, Waterworks & Sewer Rev., 5%, 2023	$2,000,000	$2,542,740
Charleston, SC, Waterworks & Sewer Rev., 5%, 2033	3,000,000	3,612,780
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,172,980
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,011,820
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,129,099
Columbia, SC, Waterworks & Sewer Systems Rev., 5%, 2030	1,000,000	1,212,380
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2025	580,000	706,887
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2036	3,000,000	3,491,970
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,106,780
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,119,990
Grand Strand, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2041	3,000,000	3,476,850
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,183,590
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,129,460
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	333,916

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 2032	$1,405,000	$1,513,635
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,320,860
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,929,353
North Texas Municipal Water District, Water System Rev., 4%, 2030	1,625,000	1,768,471
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, AGM, 5.375%, 2023	500,000	506,305
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,314,113
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,255,260
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 2017	2,040,000	2,434,312
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	598,342
		$38,871,893
Total Municipal Bonds (Identified Cost, $198,646,817)		$214,547,434

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	1,516,423	$1,516,423
Total Investments (Identified Cost, $200,163,240)		$216,063,857

Other Assets, Less Liabilities - 2.4%		5,228,452
Net Assets - 100.0%		$221,292,309

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.1%

Issuer	Shares/Par	Value ($)

Airport Revenue - 1.8%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	$1,000,000	$1,116,020
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 2025	1,000,000	1,175,480
		$2,291,500
General Obligations - General Purpose - 16.0%
Chattanooga, TN, “B”, 4%, 2026	$1,270,000	$1,448,943
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	284,475
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	493,725
Johnson City, TN, 5%, 2031	1,000,000	1,157,810
Metropolitan Government of Nashville & Davidson County, TN, General Obilgation, 5%, 2021	2,000,000	2,488,460
Metropolitan Government of Nashville & Davidson County, TN, General Obilgation, 5%, 2028	2,000,000	2,275,880
Morristown, TN, 4%, 2026	1,235,000	1,369,739
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 2034	1,000,000	1,160,610
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	494,890
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,082,080
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	554,006
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	643,487
Shelby County, TN, “A”, 5%, 2028	2,000,000	2,456,480
State of California, 5.25%, 2029	535,000	630,663
State of California, 5.125%, 2033	525,000	586,761
State of Tennessee, “A”, 5%, 2029	1,500,000	1,836,930
Sumner County, TN, 5%, 2021	1,300,000	1,651,312
		$20,616,251
General Obligations - Improvement - 3.3%
Bartlett, TN, 3%, 2020	$250,000	$279,258
Bartlett, TN, 3%, 2020	625,000	698,144
Guam Government, “A”, 5.25%, 2037	215,000	217,776
Montgomery County, TN, 4%, 2025	600,000	687,654
Williamson County, TN, “A”, 4%, 2022	1,030,000	1,237,555
Williamson County, TN, School District, “A”, 4%, 2019	1,015,000	1,199,476
		$4,319,863
General Obligations - Schools - 0.8%
Williamson County, TN, School District, 5%, 2026	$740,000	$994,138

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 19.6%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$280,000	$281,036
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	1,000,000	1,222,510
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	341,256
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	769,998
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	145,025
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	485,911
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 2038	1,000,000	1,111,710
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	225,000	225,506
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	428,552
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	636,324
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	790,000	936,758
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	315,649
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,000,000	639,620
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 2041	900,000	236,115
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,466,450
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	1,055,160
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2013 (c)	545,000	551,306
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2022	455,000	457,425

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$675,000	$707,387
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	190,000	208,992
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	101,751
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	596,073
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascencion Health Senior Credit Group), “C”, 5%, 2047	1,000,000	1,106,310
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 2040	1,500,000	1,670,580
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,661,850
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	1,000,000	1,090,530
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2031	500,000	541,605
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2036	1,250,000	1,352,150
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	205,805
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	663,454
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	12,500
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	580,000	620,786
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	930,767
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	559,492
		$25,336,343
Healthcare Revenue - Long Term Care - 1.4%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$512,585
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 2037	1,000,000	1,041,430

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	$250,000	$252,117
		$1,806,132
Industrial Revenue - Other - 0.5%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$510,000	$601,856

Miscellaneous Revenue - Entertainment & Tourism - 2.2%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	$2,500,000	$2,855,475

Miscellaneous Revenue - Other - 2.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$1,082,010
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	525,000	527,352
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	960,000	995,837
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	570,000	237,496
		$2,842,695
Multi-Family Housing Revenue - 1.2%
Knoxville, TN, Community Development Corp., 5%, 2024	$1,000,000	$1,050,440
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	478,787
		$1,529,227
Sales & Excise Tax Revenue - 2.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$480,000	$580,613
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	300,000	339,120
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	558,022
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,303,192
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	556,964
		$3,337,911
Single Family Housing - State - 4.9%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	$1,390,000	$1,425,862
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	905,000	960,522
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	155,000	158,408
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,420,000	1,511,902

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	$1,475,000	$1,553,853
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	730,000	739,753
		$6,350,300
State & Agency - Other - 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,087,630

State & Local Agencies - 8.8%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	$700,000	$839,559
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,188,110
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,007,700
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,671,710
Tennessee School Bond Authority, “A”, 4%, 2042	1,000,000	1,063,830
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,304,320
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,276,220
		$11,351,449
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$166,070
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	55,904
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	425,000	451,299
New Jersey Economic Development Authority Rev., 5%, 2025	125,000	138,566
New Jersey Economic Development Authority Rev., 5%, 2026	65,000	71,442
New Jersey Economic Development Authority Rev., 5%, 2028	25,000	27,244
New Jersey Economic Development Authority Rev., 5%, 2029	25,000	27,139
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	683,956
		$1,621,620
Tobacco - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$155,681
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	200,000	234,134
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	410,000	339,660
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	375,000	419,561
Tobacco Settlement Financing Corp., 5%, 2031	750,000	687,780
		$1,836,816

Issuer	Shares/Par	Value ($)

Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$120,000	$130,885
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	200,000	229,566
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	320,000	352,157
		$712,608
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$718,404

Universities - Colleges - 5.4%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$565,715
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	278,980
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	15,000	16,274
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	140,000	153,248
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	942,799
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	335,000	372,667
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	370,000	432,541
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,867,675
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2029	515,000	563,714
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2030	600,000	654,342
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	120,000	138,766
		$6,986,721
Universities - Dormitories - 0.9%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$40,000	$42,965
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 2040	1,000,000	1,190,020
		$1,232,985

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$55,000	$57,609
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	130,000	137,136
		$194,745
Utilities - Municipal Owned - 7.7%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,426,270
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	1,092,950
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,441,988
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	321,204
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,147,900
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	238,807
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,000,000	1,056,340
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, 5%, 2036	1,000,000	1,172,380
		$9,897,839
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$252,898
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	127,757
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	94,397
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,326,336
		$1,801,388
Water & Sewer Utility Revenue - 10.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,000,000	$1,053,390

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	$460,000	$524,704
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,100,090
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., “A”, 5%, 2040	1,000,000	1,158,260
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	1,000,000	1,117,600
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,823,600
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 2022	1,365,000	1,754,967
North Texas Municipal Water District, Water System Rev., 4%, 2030	955,000	1,039,317
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	815,622
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,455,457
		$13,843,007
Total Municipal Bonds (Identified Cost, $114,156,105)		$124,166,903

Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	4,544,431	$4,544,431
Total Investments (Identified Cost, $118,700,536)		$128,711,334

Other Assets, Less Liabilities - 0.4%		459,257
Net Assets - 100.0%		$129,170,591

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.5%

Issuer	Shares/Par	Value ($)

Airport Revenue - 3.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$855,000	$1,004,160
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	1,500,000	1,702,920
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,031,220
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	726,072
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,542,387
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,119,940
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2023	2,000,000	2,330,660
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2024	1,000,000	1,155,280
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,060,000	1,171,533
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	721,102
		$14,505,274
General Obligations - General Purpose - 4.2%
Chesapeake, VA, “B”, 5%, 2019	$550,000	$679,437
Chesapeake, VA, “B”, 5%, 2023	1,930,000	2,386,561
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,161,068
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	1,405,000	1,449,791
Isle Wight County, VA, “A”, 4%, 2020	1,045,000	1,223,883
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	969,511
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,127,635
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,631,184
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,102,993
State of California, 5.25%, 2029	1,595,000	1,880,202
		$15,612,265
General Obligations - Improvement - 3.7%
Arlington County, VA, 4.5%, 2013 (c)	$205,000	$207,519
Arlington County, VA, 4.5%, 2013 (c)	50,000	50,607
Arlington County, VA, “A”, 5%, 2026	1,000,000	1,263,380
Guam Government, “A”, 6.75%, 2029	925,000	1,036,731
Guam Government, “A”, 5.25%, 2037	540,000	546,971
Guam Government, “A”, 7%, 2039	110,000	123,941
Loudoun County, VA, “B”, 5%, 2018	5,500,000	6,834,465
Lynchburg, VA, Public Improvement, 5%, 2023	1,000,000	1,219,790
Prince William County, VA, Public Improvement, “A”, 5%, 2026	1,000,000	1,329,420

Issuer	Shares/Par	Value ($)

General Obligations - Improvement - continued
Prince William County, VA, Public Improvement, “A”, 5%, 2028	$800,000	$1,080,104
		$13,692,928
General Obligations - Schools - 0.9%
Norfolk, VA, Capital Improvement, “C”, 5%, 2042	$2,825,000	$3,239,060

Healthcare Revenue - Hospitals - 15.8%
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	$2,000,000	$2,189,080
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	830,000	833,071
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	1,034,240
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), 4%, 2042	3,000,000	3,050,280
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,065,960
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,716,705
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	579,415
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	2,145,840
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	1,125,000	1,319,265
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	750,600
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	85,538
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,926,164
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	1,750,000	1,914,833
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,781,775
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,163,787
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	375,000	435,514

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	$1,110,000	$1,290,375
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,713,447
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	550,000	604,978
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	229,546
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	742,169
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	1,315,000	1,505,241
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	1,068,770
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,385,000	2,615,558
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 2020 (c)	45,000	57,190
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 2038	2,955,000	3,154,019
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,449,310
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,323,775
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,444,040
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	2,114,060
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,761,676
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	261,879
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	616,332
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,197,820
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	1,715,000	1,835,599

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$1,880,000	$2,229,097
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,338,598
		$58,545,546
Healthcare Revenue - Long Term Care - 1.6%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$782,220
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2024	395,000	423,428
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2025	385,000	409,859
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	822,630
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	1,008,560
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,248,333
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	762,660
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	205,774
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	309,708
		$5,973,172
Industrial Revenue - Environmental Services - 0.5%
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	$1,750,000	$1,821,575

Industrial Revenue - Other - 0.8%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,005,580
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,017,280
		$3,022,860

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - 0.0%
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	$1,750,000	$36,750

Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	$80,000	$88,842

Multi-Family Housing Revenue - 4.6%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$2,925,000	$2,963,142
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,407,073
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	1,018,340
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,578,659
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,220,617
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	3,196,080
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 2037	1,330,000	1,401,820
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,237,625
		$17,023,356
Parking - 0.4%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,632,722

Port Revenue - 1.2%
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	$1,000,000	$1,005,520
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	3,332,790
		$4,338,310
Sales & Excise Tax Revenue - 3.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$1,320,000	$1,527,478
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	625,000	691,181
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,550,803
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	2,269,292
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	40,000	51,973
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,430,000	1,614,327
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,967,084

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	$3,795,000	$1,103,434
		$13,775,572
Single Family Housing - State - 4.9%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,077,440
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,027,080
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	2,043,880
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,283,729
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,300,754
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,660,298
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,818,891
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	3,770,000	4,033,259
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,029,250
		$18,274,581
State & Agency - Other - 1.3%
Fairfax County, VA, “A”, 5%, 2019	$4,000,000	$4,989,400

State & Local Agencies - 13.3%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,010,380
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.032%, 2037	1,915,000	1,290,844
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,659,775
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,104,930
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,069,870
Fairfax County, VA, Economic Development Authority Transportation District Improvement Rev. (Silver Line Phase I Project), 5%, 2037	2,500,000	2,822,625
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	3,075,876
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	2,131,960
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,075,740
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	556,695
Powhatan County, VA, 5%, 2032	2,500,000	2,897,475

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	$1,720,000	$1,728,136
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,298,650
Virginia Beach, VA, Development Authority Facility Rev., “A”, 4%, 2030	905,000	982,902
Virginia College Building Authority, Educational Facilities Rev., 5%, 2023	2,140,000	2,734,000
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,751,610
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 2027	3,000,000	3,625,020
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 4.5%, 2028	3,000,000	3,440,430
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,169,520
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,264,946
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 2021	1,000,000	1,170,790
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2019	1,175,000	1,462,487
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,179,820
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	1,670,000	1,986,064
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2022	3,000,000	3,817,710
		$49,308,255
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$404,102
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	134,170
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	1,265,000	1,343,278
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	976,736
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	271,795
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	295,545
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	274,713
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,800,173
		$5,500,512
Tobacco - 1.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$175,000	$148,593

Issuer	Shares/Par	Value ($)

Tobacco - continued
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$1,575,000	$1,843,805
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,105,000	1,236,307
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,136,730
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	340,000	340,031
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,445,220
		$6,150,686
Toll Roads - 1.3%
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	$2,500,000	$2,628,275
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	340,000	370,841
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	565,000	648,524
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	905,000	995,943
		$4,643,583
Transportation - Special Tax - 4.7%
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 2026	$4,000,000	$4,477,160
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2019	2,200,000	2,722,324
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	1,635,000	2,042,736
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2025	3,000,000	3,682,410
Virginia Port Authority, Port Fund Rev., 5%, 2032	1,200,000	1,400,796
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,731,941
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,558,762
		$17,616,129
Universities - Colleges - 6.8%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,865,545
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	45,000	48,822
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	405,000	443,325
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,404,983
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	678,831

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 2034	$1,000,000	$1,147,820
University of California Rev., “G”, 4%, 2029	1,910,000	2,088,528
University of Virginia (University Rev.), 5%, 2025	3,760,000	4,711,318
University of Virginia (University Rev.), “B”, 5%, 2013 (c)	2,255,000	2,326,777
University of Virginia (University Rev.), “B”, 5%, 2027	435,000	443,052
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	2,131,900
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 2021	2,115,000	2,661,728
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,241,585
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 2031	1,000,000	1,328,870
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 2033	500,000	559,825
		$25,082,909
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$120,000	$128,896

Universities - Secondary Schools - 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$2,092,375

Utilities - Investor Owned - 1.0%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,111,960
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	701,365
		$3,813,325
Utilities - Municipal Owned - 1.8%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$287,162
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,022,990
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	840,484
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	575,586
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	2,073,460

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	$1,000,000	$1,046,260
		$6,845,942
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$1,069,872
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	623,814
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	322,170
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	238,323
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,260,019
		$3,514,198
Water & Sewer Utility Revenue - 17.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,885,000	$1,991,427
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,160,170
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,375,000	1,568,408
Fairfax County, VA, Water Authority Rev., 5%, 2028	1,000,000	1,239,700
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	657,231
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,263,980
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	4,181,588
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,421,103
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,367,600
Norfolk, VA, Water Rev., 4%, 2039	4,400,000	4,600,860
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	1,047,410
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,215,700
Virginia Resources Authority Rev., 5%, 2013 (c)	55,000	57,853
Virginia Resources Authority Rev., 5%, 2013 (c)	60,000	63,112
Virginia Resources Authority Rev., 5%, 2013 (c)	375,000	394,451
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,399,420
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,207,230
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	231,411
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	231,411
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	305,000	320,482

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	$1,880,000	$1,975,429
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	60,000	63,046
Virginia Resources Authority, Infrastructure Rev., 5%, 2023	2,395,000	2,501,122
Virginia Resources Authority, Infrastructure Rev., 5%, 2033	2,765,000	2,862,300
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,449,670
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,593,046
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2025	1,595,000	1,982,904
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,928,406
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2025 (u)	1,245,000	1,547,784

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2027 (u)	$5,755,000	$7,079,628
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2028 (u)	3,000,000	3,676,680
		$64,280,562
Total Municipal Bonds (Identified Cost, $340,838,231)		$365,549,585

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	4,505,707	$4,505,707
Total Investments (Identified Cost, $345,343,938)		$370,055,292

Other Assets, Less Liabilities - 0.3%		1,215,061
Net Assets - 100.0%		$371,270,353

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.1%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 9.0%
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	$1,500,000	$1,555,611
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	789,290
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,102,460
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	761,759
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	888,625
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	771,295
State of California, 5.125%, 2033	650,000	726,466
State of West Virginia, NATL, 5%, 2015	1,500,000	1,676,085
State of West Virginia, 4%, 2022	2,000,000	2,290,420
State of West Virginia, 4%, 2023	2,000,000	2,272,120
		$13,834,131
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$39,228
Guam Government, “A”, 5.25%, 2037	250,000	253,228
Guam Government, “A”, 7%, 2039	45,000	50,703
		$343,159
General Obligations - Schools - 6.7%
Hancock County, WV, Board of Education, 5%, 2019	$1,130,000	$1,376,837
Monongalia County, WV, Board of Education, NATL, 5%, 2027	2,350,000	2,546,719
Monongalia County, WV, Board of Education, 5%, 2031	2,000,000	2,334,420
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,903,325
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,117,590
		$10,278,891
Healthcare Revenue - Hospitals - 12.0%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$820,954
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	1,008,617
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	518,801
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	503,908
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	340,000	393,972

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	$410,000	$486,166
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	345,428
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	759,786
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	675,000	735,264
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	97,557
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	957,506
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 2041	1,100,000	1,255,793
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 2027	750,000	803,610
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,125,340
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,715,180
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,054,080
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	519,045
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,723,675
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,105,710
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	460,000	492,347
		$18,422,739
Industrial Revenue - Other - 0.5%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$630,000	$743,469

Miscellaneous Revenue - Other - 7.8%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	$605,000	$710,300

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	$8,040,000	$9,017,825
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039	2,000,000	2,242,500
		$11,970,625
Sales & Excise Tax Revenue - 3.9%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	$335,000	$378,684
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,000,000	1,326,050
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,015,000	1,078,844
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	716,852
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	659,582
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	615,000	665,559
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	555,000	610,911
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	585,000	619,579
		$6,056,061
Single Family Housing - State - 1.0%
West Virginia Housing Development Fund Rev., “A”, 2.75%, 2020	$1,000,000	$1,016,700
West Virginia Housing Development Fund Rev., “A”, 2.95%, 2021	300,000	303,636
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	185,000	189,936
		$1,510,272
State & Local Agencies - 9.7%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$618,586
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	680,000	808,697
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 2018	2,200,000	2,324,102
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,024,820
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 2022	1,000,000	1,198,740
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, NATL, 5%, 2029	1,530,000	1,648,254
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 2029	2,000,000	2,324,140
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection), 5.5%, 2022	2,000,000	2,048,280

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	$645,000	$670,213
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,402,696
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	803,658
		$14,872,186
Tax - Other - 6.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$177,141
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	61,494
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	423,644
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	119,590
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	124,440
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	120,874
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	426,789
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	2,271,640
West Virginia Housing Development Fund, “A”, 3.8%, 2024	1,200,000	1,265,748
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 2020	2,000,000	2,297,600
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,154,960
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	860,970
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	1,000,000	1,178,080
		$10,482,970
Tax Assessment - 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$455,000	$459,045
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	314,142
		$773,187
Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$155,681
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	620,000	725,815
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	650,000	538,486
		$1,419,982

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - 0.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$560,000	$600,107

Universities - Colleges - 19.5%
Fairmont State College, WV, Board of Governors Rev., “A”, 5%, 2032	$4,035,000	$4,600,102
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,248,418
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,321,438
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	20,000	21,699
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	155,000	169,668
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	375,000	417,165
Marshall University, WV, University Rev., 5%, 2030	2,000,000	2,297,040
Marshall University, WV, University Rev., 5%, 2041	1,000,000	1,116,580
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	405,000	473,457
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 2021	1,270,000	1,273,823
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	110,000	118,425
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,747,779
University of California Rev., “G”, 4%, 2029	755,000	825,570
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,517,055
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,139,740
West Virginia School Building Authority Rev., “A”, NATL, 5%, 2021	1,250,000	1,425,588
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 2020	1,700,000	2,143,224
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 2028	2,000,000	2,571,660
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	3,230,000	3,455,680
		$29,884,111
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$45,000	$48,336

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 2.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$470,000	$577,268
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	340,000	395,780
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	319,470
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	3,000,000	3,000,780
		$4,293,298
Utilities - Municipal Owned - 1.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$347,971
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,099,376
		$1,447,347
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$798,288
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	630,000	676,305
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	543,427
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	275,378
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	138,866
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	316,793
		$2,749,057
Water & Sewer Utility Revenue - 11.6%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$1,028,630
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,112,047
Fairmont WV, Waterworks Rev., “D”, AGM, 3.2%, 2029	500,000	493,590
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	224,808
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	545,926
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	2,102,880
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,315,951
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,002,280
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,023,300
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,915,351
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	2,009,378

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
West Virginia Water Development Authority, Infrastructure Rev., “A”, AGM, 4.75%, 2045	$2,000,000	$2,114,600
		$17,888,741
Total Municipal Bonds (Identified Cost, $136,911,534)		$147,618,669

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.15%, at Cost and Net Asset Value (v)	4,370,302	$4,370,302
Total Investments (Identified Cost, $141,281,836)		$151,988,971

Other Assets, Less Liabilities - 1.1%		1,697,683
Net Assets - 100.0%		$153,686,654

Portfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/12 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$109,113,415	$200,981,498	$409,712,177	$138,823,714
Underlying affiliated funds, at cost and net asset value	820,040	6,651,149	11,207,155	6,461,679
Total investments, at identified cost	$109,933,455	$207,632,647	$420,919,332	$145,285,393
Unrealized appreciation (depreciation)	9,031,438	20,806,414	39,518,931	11,293,432
Total investments, at value	$118,964,893	$228,439,061	$460,438,263	$156,578,825
Receivables for
Investments sold	50,963	—	6,429,599	152,107
Fund shares sold	165,905	249,410	1,261,665	282,861
Interest	1,499,346	3,007,336	6,054,032	2,178,959
Other assets	166	277	493	185
Total assets	$120,681,273	$231,696,084	$474,184,052	$159,192,937

Liabilities
Payables for
Distributions	$78,379	$155,214	$278,586	$91,279
Investments purchased	—	—	—	4,131,260
Fund shares reacquired	76,105	265,270	627,647	232,555
Payable to affiliates
Investment adviser	6,205	11,806	24,044	7,929
Shareholder servicing costs	34,987	69,604	134,630	48,105
Distribution and service fees	1,752	9,842	20,413	5,693
Payable for independent Trustees’ compensation	4,478	5,648	8,281	4,442
Accrued expenses and other liabilities	45,699	55,769	69,071	56,491
Total liabilities	$247,605	$573,153	$1,162,672	$4,577,754
Net assets	$120,433,668	$231,122,931	$473,021,380	$154,615,183

Net assets consist of
Paid-in capital	$110,544,042	$212,273,189	$428,932,419	$144,328,397
Unrealized appreciation (depreciation) on investments	9,031,438	20,806,414	39,518,931	11,293,432
Accumulated net realized gain (loss) on investments	756,068	(2,169,942)	4,034,924	(1,155,113)
Undistributed net investment income	102,120	213,270	535,106	148,467
Net assets	$120,433,668	$231,122,931	$473,021,380	$154,615,183

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$117,635,600	$187,798,681	$380,989,869	$143,630,894
Class B	2,798,068	6,614,331	8,153,050	10,984,289
Class C	—	36,709,919	83,878,461	—
Total net assets	$120,433,668	$231,122,931	$473,021,380	$154,615,183

Shares of beneficial interest outstanding
Class A	11,326,626	16,218,858	30,329,810	13,447,823
Class B	269,097	572,748	649,860	1,025,872
Class C	—	3,174,291	6,681,303	—
Total shares of beneficial interest outstanding	11,595,723	19,965,897	37,660,973	14,473,695

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.39	$11.58	$12.56	$10.68
Offering price per share (100 / 95.25 × net asset value per share)	$10.91	$12.16	$13.19	$11.21

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.40	$11.55	$12.55	$10.71

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$11.56	$12.55	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/12	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$198,646,817	$114,156,105	$340,838,231	$136,911,534
Underlying affiliated funds, at cost and net asset value	1,516,423	4,544,431	4,505,707	4,370,302
Total investments, at identified cost	$200,163,240	$118,700,536	$345,343,938	$141,281,836
Unrealized appreciation (depreciation)	15,900,617	10,010,798	24,711,354	10,707,135
Total investments, at value	$216,063,857	$128,711,334	$370,055,292	$151,988,971
Receivables for
Investments sold	2,218,320	392,548	4,209,266	—
Fund shares sold	542,341	294,383	350,908	275,197
Interest	2,969,226	1,740,216	5,258,473	2,216,168
Other assets	242	168	411	193
Total assets	$221,793,986	$131,138,649	$379,874,350	$154,480,529

Liabilities
Payables for
Distributions	$111,824	$81,882	$239,317	$66,066
Investments purchased	—	1,658,173	2,811,175	490,455
Fund shares reacquired	248,231	130,844	303,512	133,183
Payable to the holder of the floating rate certificate from trust assets	—	—	5,004,297	—
Payable for interest expense and fees	—	—	16,285	—
Payable to affiliates
Investment adviser	11,310	6,654	18,896	7,893
Shareholder servicing costs	64,105	40,444	116,389	41,077
Distribution and service fees	6,679	3,750	13,252	4,367
Payable for independent Trustees’ compensation	8,294	5,619	8,295	8,276
Accrued expenses and other liabilities	51,234	40,692	72,579	42,558
Total liabilities	$501,677	$1,968,058	$8,603,997	$793,875
Net assets	$221,292,309	$129,170,591	$371,270,353	$153,686,654

Net assets consist of
Paid-in capital	$206,336,650	$118,637,621	$345,772,983	$143,502,708
Unrealized appreciation (depreciation) on investments	15,900,617	10,010,798	24,711,354	10,707,135
Accumulated net realized gain (loss) on investments	(1,082,063)	126,869	580,565	(582,047)
Undistributed net investment income	137,105	395,303	205,451	58,858
Net assets	$221,292,309	$129,170,591	$371,270,353	$153,686,654

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$213,337,598	$126,393,499	$332,917,173	$151,521,107
Class B	7,954,711	2,777,092	3,634,169	2,165,547
Class C	—	—	34,719,011	—
Total net assets	$221,292,309	$129,170,591	$371,270,353	$153,686,654

Shares of beneficial interest outstanding
Class A	16,755,546	11,432,135	28,189,433	12,896,797
Class B	625,037	251,377	307,917	184,400
Class C	—	—	2,940,506	—
Total shares of beneficial interest outstanding	17,380,583	11,683,512	31,437,856	13,081,197

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.73	$11.06	$11.81	$11.75
Offering price per share (100 / 95.25 × net asset value per share)	$13.36	$11.61	$12.40	$12.34

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.73	$11.05	$11.80	$11.74

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$11.81	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/12 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$2,697,013	$5,388,220	$10,047,901	$3,474,739
Dividends from underlying affiliated funds	1,117	3,074	6,594	2,577
Total investment income	$2,698,130	$5,391,294	$10,054,495	$3,477,316
Expenses
Management fee	$267,838	$511,372	$1,032,811	$337,522
Distribution and service fees	158,147	439,169	903,385	227,775
Shareholder servicing costs	39,438	74,786	161,259	59,188
Administrative services fee	13,658	21,314	37,705	15,848
Independent Trustees’ compensation	3,328	6,497	7,292	3,378
Custodian fee	14,247	21,614	30,591	18,162
Shareholder communications	4,316	6,877	11,972	6,731
Audit and tax fees	23,042	23,042	23,042	23,041
Legal fees	3,956	4,169	3,839	3,472
Interest expense and fees	—	—	23,549	2,108
Miscellaneous	19,617	24,875	32,197	17,008
Total expenses	$547,587	$1,133,715	$2,267,642	$714,233
Fees paid indirectly	(3)	(1)	(9)	(3)
Reduction of expenses by investment adviser and distributor	(90,295)	(507)	(1,021)	(111,707)
Net expenses	$457,289	$1,133,207	$2,266,612	$602,523
Net investment income	$2,240,841	$4,258,087	$7,787,883	$2,874,793

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$389,796	$364,089	$1,574,559	$452,173
Futures contracts	—	(100,839)	(114,308)	(62,463)
Net realized gain (loss) on investments	$389,796	$263,250	$1,460,251	$389,710
Change in unrealized appreciation (depreciation)
Investments	$2,823,105	$6,642,114	$12,505,689	$4,059,776
Futures contracts	—	(59,970)	(57,050)	(37,603)
Net unrealized gain (loss) on investments	$2,823,105	$6,582,144	$12,448,639	$4,022,173
Net realized and unrealized gain (loss) on investments	$3,212,901	$6,845,394	$13,908,890	$4,411,883
Change in net assets from operations	$5,453,742	$11,103,481	$21,696,773	$7,286,676
See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/12	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income
Interest	$4,641,515	$2,812,510	$8,159,333	$3,225,704
Dividends from underlying affiliated funds	2,704	1,733	4,315	2,157
Total investment income	$4,644,219	$2,814,243	$8,163,648	$3,227,861
Expenses
Management fee	$476,385	$280,298	$815,887	$336,805
Distribution and service fees	291,852	165,501	593,162	195,251
Shareholder servicing costs	70,647	44,251	132,160	48,842
Administrative services fee	20,213	14,049	30,887	15,826
Independent Trustees’ compensation	3,731	3,276	7,045	3,566
Custodian fee	19,229	13,303	28,226	14,173
Shareholder communications	6,118	4,497	10,255	4,643
Audit and tax fees	23,042	23,042	23,042	23,042
Legal fees	3,486	2,155	3,309	2,310
Interest expense and fees	—	—	19,080	—
Miscellaneous	21,819	19,240	29,685	20,150
Total expenses	$936,522	$569,612	$1,692,738	$664,608
Fees paid indirectly	(1)	—	(2)	(4)
Reduction of expenses by investment adviser	(469)	(277)	(808)	(334)
Net expenses	$936,052	$569,335	$1,691,928	$664,270
Net investment income	$3,708,167	$2,244,908	$6,471,720	$2,563,591

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$476,786	$13,106	$378,984	$233,152
Futures contracts	(48,581)	(40,008)	(195,962)	(40,008)
Net realized gain (loss) on investments	$428,205	$(26,902)	$183,022	$193,144
Change in unrealized appreciation (depreciation)
Investments	$5,376,683	$3,314,479	$8,754,400	$3,034,381
Futures contracts	(24,246)	(19,967)	(117,088)	(19,967)
Net unrealized gain (loss) on investments	$5,352,437	$3,294,512	$8,637,312	$3,014,414
Net realized and unrealized gain (loss) on investments	$5,780,642	$3,267,610	$8,820,334	$3,207,558
Change in net assets from operations	$9,488,809	$5,512,518	$15,292,054	$5,771,149

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/12 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$2,240,841	$4,258,087	$7,787,883	$2,874,793
Net realized gain (loss) on investments	389,796	263,250	1,460,251	389,710
Net unrealized gain (loss) on investments	2,823,105	6,582,144	12,448,639	4,022,173
Change in net assets from operations	$5,453,742	$11,103,481	$21,696,773	$7,286,676

Distributions declared to shareholders
From net investment income	$(2,195,504)	$(4,007,679)	$(7,449,008)	$(2,752,771)
Change in net assets from fund share transactions	$350,120	$1,577,191	$17,292,277	$6,229,660
Total change in net assets	$3,608,358	$8,672,993	$31,540,042	$10,763,565

Net assets
At beginning of period	116,825,310	222,449,938	441,481,338	143,851,618
At end of period	$120,433,668	$231,122,931	$473,021,380	$154,615,183
Accumulated undistributed net investment income included in net assets at end of period	$102,120	$213,270	$535,106	$148,467

Six months ended 9/30/12 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$3,708,167	$2,244,908	$6,471,720	$2,563,591
Net realized gain (loss) on investments	428,205	(26,902)	183,022	193,144
Net unrealized gain (loss) on investments	5,352,437	3,294,512	8,637,312	3,014,414
Change in net assets from operations	$9,488,809	$5,512,518	$15,292,054	$5,771,149

Distributions declared to shareholders
From net investment income	$(3,553,512)	$(2,166,349)	$(6,267,169)	$(2,485,108)
Change in net assets from fund share transactions	$13,819,728	$6,194,423	$8,829,164	$4,391,418
Total change in net assets	$19,755,025	$9,540,592	$17,854,049	$7,677,459

Net assets
At beginning of period	201,537,284	119,629,999	353,416,304	146,009,195
At end of period	$221,292,309	$129,170,591	$371,270,353	$153,686,654
Accumulated undistributed net investment income included in net assets at end of period	$137,105	$395,303	$205,451	$58,858

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/12	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$4,488,080	$8,298,133	$15,364,047	$5,628,599
Net realized gain (loss) on investments	58,153	(1,448,108)	1,075,201	(581,076)
Net unrealized gain (loss) on investments	8,241,415	18,637,221	33,416,985	11,734,981
Change in net assets from operations	$12,787,648	$25,487,246	$49,856,233	$16,782,504

Distributions declared to shareholders
From net investment income	$(4,414,895)	$(8,085,698)	$(14,764,189)	$(5,515,201)
Change in net assets from fund share transactions	$1,328,016	$(3,051,997)	$12,729,631	$1,124,883
Total change in net assets	$9,700,769	$14,349,551	$47,821,675	$12,392,186

Net assets
At beginning of period	107,124,541	208,100,387	393,659,663	131,459,432
At end of period	$116,825,310	$222,449,938	$441,481,338	$143,851,618
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$56,783	$(37,138)	$196,231	$26,445

Year ended 3/31/12	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$7,185,676	$4,632,344	$13,278,479	$5,246,848
Net realized gain (loss) on investments	(790,198)	123,996	(172,589)	(140,234)
Net unrealized gain (loss) on investments	14,115,109	8,352,331	25,414,474	10,727,899
Change in net assets from operations	$20,510,587	$13,108,671	$38,520,364	$15,834,513

Distributions declared to shareholders
From net investment income	$(6,940,669)	$(4,534,415)	$(12,849,907)	$(5,028,417)
Change in net assets from fund share transactions	$14,626,386	$605,599	$834,049	$3,828,587
Total change in net assets	$28,196,304	$9,179,855	$26,504,506	$14,634,683

Net assets
At beginning of period	173,340,980	110,450,144	326,911,798	131,374,512
At end of period	$201,537,284	$119,629,999	$353,416,304	$146,009,195
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(17,550)	$316,744	$900	$(19,625)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$10.11		$9.37	$9.82	$9.30	$9.58	$9.80

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.41	$0.41	$0.43	$0.44
Net realized and unrealized gain (loss) on investments	0.28		0.74	(0.44)	0.52	(0.30)	(0.23)
Total from investment operations	$0.47		$1.13	$(0.03)	$0.93	$0.13	$0.21

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.40)	$(0.41)	$(0.41)	$(0.43)
From net realized gain on investments	—		—	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.19)		$(0.39)	$(0.42)	$(0.41)	$(0.41)	$(0.43)
Net asset value, end of period (x)	$10.39		$10.11	$9.37	$9.82	$9.30	$9.58
Total return (%) (r)(s)(t)(x)	4.68	(n)	12.23	(0.36)	10.10	1.47	2.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.92	0.92	0.88	0.74	1.03
Expenses after expense reductions (f)	0.75	(a)	0.77	0.77	0.77	0.57	0.78
Net investment income	3.78	(a)	4.01	4.20	4.28	4.55	4.51
Portfolio turnover	9	(n)	14	15	11	24	13
Net assets at end of period (000 omitted)	$117,636		$114,748	$104,478	$107,625	$89,793	$80,893

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.54	0.56

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$10.12		$9.38	$9.83	$9.32	$9.59	$9.81

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.34	$0.35	$0.36	$0.36
Net realized and unrealized gain (loss) on investments	0.27		0.73	(0.44)	0.50	(0.29)	(0.22)
Total from investment operations	$0.43		$1.06	$(0.10)	$0.85	$0.07	$0.14

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.33)	$(0.34)	$(0.34)	$(0.36)
From net realized gain on investments	—		—	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.15)		$(0.32)	$(0.35)	$(0.34)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$10.40		$10.12	$9.38	$9.83	$9.32	$9.59
Total return (%) (r)(s)(t)(x)	4.31	(n)	11.47	(1.05)	9.22	0.80	1.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.67	1.67	1.61	1.51	1.80
Expenses after expense reductions (f)	1.44	(a)	1.44	1.46	1.46	1.33	1.55
Net investment income	3.06	(a)	3.35	3.49	3.59	3.79	3.75
Portfolio turnover	9	(n)	14	15	11	24	13
Net assets at end of period (000 omitted)	$2,798		$2,078	$2,647	$4,425	$5,374	$8,169

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.31	1.33
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$11.22		$10.34	$10.93	$10.23	$10.82	$11.15

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.43	$0.47	$0.47	$0.44	$0.46
Net realized and unrealized gain (loss) on investments	0.35		0.87	(0.60)	0.69	(0.50)	(0.26)
Total from investment operations	$0.57		$1.30	$(0.13)	$1.16	$(0.06)	$0.20

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.46)	$(0.45)	$(0.46)	$(0.48)
From net realized gain on investments	—		—	—	(0.01)	(0.07)	(0.05)
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.46)	$(0.46)	$(0.53)	$(0.53)
Net asset value, end of period (x)	$11.58		$11.22	$10.34	$10.93	$10.23	$10.82
Total return (%) (r)(s)(t)(x)	5.11	(n)	12.80	(1.31)	11.53	(0.46)	1.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.87	0.88	0.94	1.25
Expenses after expense reductions (f)	0.86	(a)	0.88	0.87	0.88	0.78	1.00
Net investment income	3.87	(a)	3.99	4.30	4.35	4.29	4.16
Portfolio turnover	9	(n)	28	27	26	29	22
Net assets at end of period (000 omitted)	$187,799		$183,191	$171,142	$177,429	$169,525	$126,126

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.75	0.77

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$11.19		$10.31	$10.90	$10.20	$10.79	$11.11

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	$0.39	$0.39	$0.37	$0.38
Net realized and unrealized gain (loss) on investments	0.35		0.87	(0.60)	0.69	(0.51)	(0.25)
Total from investment operations	$0.53		$1.22	$(0.21)	$1.08	$(0.14)	$0.13

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.38)	$(0.37)	$(0.38)	$(0.40)
From net realized gain on investments	—		—	—	(0.01)	(0.07)	(0.05)
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.38)	$(0.38)	$(0.45)	$(0.45)
Net asset value, end of period (x)	$11.55		$11.19	$10.31	$10.90	$10.20	$10.79
Total return (%) (r)(s)(t)(x)	4.73	(n)	12.00	(2.04)	10.73	(1.23)	1.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.63	1.62	1.63	1.70	2.00
Expenses after expense reductions (f)	1.61	(a)	1.63	1.62	1.63	1.52	1.75
Net investment income	3.12	(a)	3.26	3.56	3.61	3.55	3.43
Portfolio turnover	9	(n)	28	27	26	29	22
Net assets at end of period (000 omitted)	$6,614		$6,298	$8,178	$14,229	$16,285	$20,053

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.50	1.52

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class C
Net asset value, beginning of period	$11.21		$10.33	$10.92	$10.22	$10.81	$11.13

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	$0.38	$0.39	$0.37	$0.37
Net realized and unrealized gain (loss) on investments	0.34		0.87	(0.59)	0.69	(0.51)	(0.24)
Total from investment operations	$0.52		$1.22	$(0.21)	$1.08	$(0.14)	$0.13

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.38)	$(0.37)	$(0.38)	$(0.40)
From net realized gain on investments	—		—	—	(0.01)	(0.07)	(0.05)
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.38)	$(0.38)	$(0.45)	$(0.45)
Net asset value, end of period (x)	$11.56		$11.21	$10.33	$10.92	$10.22	$10.81
Total return (%) (r)(s)(t)(x)	4.63	(n)	11.97	(2.04)	10.70	(1.22)	1.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.63	1.62	1.63	1.70	2.00
Expenses after expense reductions (f)	1.61	(a)	1.63	1.62	1.63	1.53	1.75
Net investment income	3.12	(a)	3.24	3.55	3.59	3.54	3.40
Portfolio turnover	9	(n)	28	27	26	29	22
Net assets at end of period (000 omitted)	$36,710		$32,962	$28,780	$31,421	$21,874	$19,855

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.50	1.52
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011		2010	2009	2008
Class A
Net asset value, beginning of period	$12.17		$11.18	$11.71		$11.15	$11.44	$11.86

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.49		$0.51	$0.45	$0.52
Net realized and unrealized gain (loss) on investments	0.38		0.97	(0.55)		0.55	(0.21)	(0.42)
Total from investment operations	$0.60		$1.42	$(0.06)		$1.06	$0.24	$0.10

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.47)		$(0.48)	$(0.48)	$(0.48)
From net realized gain on investments	—		—	(0.00	)(w)	(0.02)	(0.05)	(0.04)
Total distributions declared to shareholders	$(0.21)		$(0.43)	$(0.47)		$(0.50)	$(0.53)	$(0.52)
Net asset value, end of period (x)	$12.56		$12.17	$11.18		$11.71	$11.15	$11.44
Total return (%) (r)(s)(t)(x)	4.96	(n)	12.92	(0.55)		9.55	2.22	0.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.85		0.87	1.08	1.32
Expenses after expense reductions (f)	0.84	(a)	0.85	0.85		0.87	0.91	1.07
Net investment income	3.53	(a)	3.82	4.22		4.42	4.05	4.48
Portfolio turnover	8	(n)	24	20		12	20	17
Net assets at end of period (000 omitted)	$380,990		$357,793	$320,834		$346,345	$274,487	$257,884

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.83	(a)	0.83	0.84		0.85	0.81	0.81

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011		2010	2009	2008
Class B
Net asset value, beginning of period	$12.16		$11.17	$11.69		$11.14	$11.42	$11.84

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.40		$0.43	$0.38	$0.45
Net realized and unrealized gain (loss) on investments	0.38		0.98	(0.53)		0.53	(0.20)	(0.43)
Total from investment operations	$0.55		$1.34	$(0.13)		$0.96	$0.18	$0.02

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.39)		$(0.39)	$(0.41)	$(0.40)
From net realized gain on investments	—		—	(0.00	)(w)	(0.02)	(0.05)	(0.04)
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.39)		$(0.41)	$(0.46)	$(0.44)
Net asset value, end of period (x)	$12.55		$12.16	$11.17		$11.69	$11.14	$11.42
Total return (%) (r)(s)(t)(x)	4.58	(n)	12.09	(1.20)		8.65	1.63	0.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60	1.60		1.62	1.74	1.97
Expenses after expense reductions (f)	1.59	(a)	1.60	1.60		1.62	1.56	1.72
Net investment income	2.78	(a)	3.08	3.46		3.68	3.39	3.83
Portfolio turnover	8	(n)	24	20		12	20	17
Net assets at end of period (000 omitted)	$8,153		$7,793	$8,296		$11,331	$13,652	$21,537

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58	(a)	1.58	1.59		1.60	1.46	1.47

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011		2010	2009	2008
Class C
Net asset value, beginning of period	$12.17		$11.17	$11.70		$11.15	$11.43	$11.85

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.40		$0.42	$0.38	$0.45
Net realized and unrealized gain (loss) on investments	0.37		0.98	(0.54)		0.54	(0.20)	(0.43)
Total from investment operations	$0.54		$1.34	$(0.14)		$0.96	$0.18	$0.02

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.39)		$(0.39)	$(0.41)	$(0.40)
From net realized gain on investments	—		—	(0.00	)(w)	(0.02)	(0.05)	(0.04)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.39)		$(0.41)	$(0.46)	$(0.44)
Net asset value, end of period (x)	$12.55		$12.17	$11.17		$11.70	$11.15	$11.43
Total return (%) (r)(s)(t)(x)	4.49	(n)	12.18	(1.29)		8.63	1.63	0.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60	1.60		1.62	1.73	1.97
Expenses after expense reductions (f)	1.59	(a)	1.60	1.60		1.62	1.56	1.72
Net investment income	2.78	(a)	3.06	3.46		3.64	3.39	3.83
Portfolio turnover	8	(n)	24	20		12	20	17
Net assets at end of period (000 omitted)	$83,878		$75,895	$64,530		$68,989	$37,668	$30,946

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58	(a)	1.58	1.59		1.60	1.47	1.47
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$10.36		$9.53	$10.04	$9.40	$9.90	$10.24

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.43	$0.43	$0.45	$0.44
Net realized and unrealized gain (loss) on investments	0.31		0.82	(0.52)	0.64	(0.52)	(0.36)
Total from investment operations	$0.52		$1.24	$(0.09)	$1.07	$(0.07)	$0.08

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.42)	$(0.43)	$(0.43)	$(0.42)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.20)		$(0.41)	$(0.42)	$(0.43)	$(0.43)	$(0.42)
Net asset value, end of period (x)	$10.68		$10.36	$9.53	$10.04	$9.40	$9.90
Total return (%) (r)(s)(t)(x)	5.02	(n)	13.27	(0.97)	11.49	(0.69)	0.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	0.93	0.91	0.88	1.11
Expenses after expense reductions (f)	0.75	(a)	0.78	0.78	0.79	0.66	0.80
Net investment income	3.88	(a)	4.20	4.34	4.40	4.67	4.32
Portfolio turnover	8	(n)	21	21	12	28	17
Net assets at end of period (000 omitted)	$143,631		$133,328	$118,709	$113,411	$84,422	$77,866

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.74	(a)	0.78	0.78	0.79	0.61	0.60

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$10.39		$9.55	$10.06	$9.43	$9.93	$10.27

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.36	$0.36	$0.37	$0.36
Net realized and unrealized gain (loss) on investments	0.32		0.83	(0.53)	0.62	(0.51)	(0.35)
Total from investment operations	$0.48		$1.18	$(0.17)	$0.98	$(0.14)	$0.01

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.34)	$(0.35)	$(0.36)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.34)	$(0.35)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$10.71		$10.39	$9.55	$10.06	$9.43	$9.93
Total return (%) (r)(s)(t)(x)	4.60	(n)	12.49	(1.74)	10.51	(1.42)	0.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.68	1.68	1.65	1.64	1.86
Expenses after expense reductions (f)	1.51	(a)	1.55	1.56	1.54	1.41	1.56
Net investment income	3.10	(a)	3.44	3.55	3.64	3.91	3.56
Portfolio turnover	8	(n)	21	21	12	28	17
Net assets at end of period (000 omitted)	$10,984		$10,524	$12,750	$20,864	$22,721	$28,848

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.51	(a)	1.54	1.56	1.54	1.37	1.36
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009		2008
Class A
Net asset value, beginning of period	$12.38		$11.48	$12.04	$11.33	$11.85		$12.29

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47	$0.50	$0.53	$0.50		$0.53
Net realized and unrealized gain (loss) on investments	0.34		0.89	(0.56)	0.68	(0.50)		(0.45)
Total from investment operations	$0.56		$1.36	$(0.06)	$1.21	$(0.00	)(w)	$0.08

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.46)	$(0.50)	$(0.49)	$(0.50)		$(0.52)
From net realized gain on investments	—		—	—	(0.01)	(0.02)		—
Total distributions declared to shareholders	$(0.21)		$(0.46)	$(0.50)	$(0.50)	$(0.52)		$(0.52)
Net asset value, end of period (x)	$12.73		$12.38	$11.48	$12.04	$11.33		$11.85
Total return (%) (r)(s)(t)(x)	4.58	(n)	12.02	(0.59)	10.77	0.03		0.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.88	0.90	1.10		1.31
Expenses after expense reductions (f)	0.86	(a)	0.88	0.88	0.90	0.93		1.06
Net investment income	3.52	(a)	3.94	4.20	4.47	4.38		4.36
Portfolio turnover	9	(n)	19	26	14	19		13
Net assets at end of period (000 omitted)	$213,338		$194,840	$166,413	$165,017	$129,510		$134,422

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.85		0.85

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$12.37		$11.47	$12.04	$11.33	$11.84	$12.29

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.38	$0.41	$0.44	$0.43	$0.45
Net realized and unrealized gain (loss) on investments	0.36		0.89	(0.57)	0.68	(0.50)	(0.46)
Total from investment operations	$0.53		$1.27	$(0.16)	$1.12	$(0.07)	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.41)	$(0.40)	$(0.42)	$(0.44)
From net realized gain on investments	—		—	—	(0.01)	(0.02)	—
Total distributions declared to shareholders	$(0.17)		$(0.37)	$(0.41)	$(0.41)	$(0.44)	$(0.44)
Net asset value, end of period (x)	$12.73		$12.37	$11.47	$12.04	$11.33	$11.84
Total return (%) (r)(s)(t)(x)	4.27	(n)	11.20	(1.41)	9.95	(0.54)	(0.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.63	1.63	1.65	1.76	1.96
Expenses after expense reductions (f)	1.60	(a)	1.63	1.63	1.65	1.58	1.71
Net investment income	2.76	(a)	3.20	3.45	3.73	3.72	3.71
Portfolio turnover	9	(n)	19	26	14	19	13
Net assets at end of period (000 omitted)	$7,955		$6,698	$6,928	$9,438	$11,640	$15,496

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.50	1.50
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$10.76		$9.97	$10.40	$9.84	$10.25	$10.58

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.43	$0.45	$0.44	$0.48
Net realized and unrealized gain (loss) on investments	0.29		0.78	(0.44)	0.56	(0.37)	(0.34)
Total from investment operations	$0.49		$1.21	$(0.01)	$1.01	$0.07	$0.14

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.42)	$(0.42)	$(0.42)	$(0.44)	$(0.44)
From net realized gain on investments	—		—	—	(0.03)	(0.04)	(0.03)
Total distributions declared to shareholders	$(0.19)		$(0.42)	$(0.42)	$(0.45)	$(0.48)	$(0.47)
Net asset value, end of period (x)	$11.06		$10.76	$9.97	$10.40	$9.84	$10.25
Total return (%) (r)(s)(t)(x)	4.59	(n)	12.31	(0.14)	10.46	0.84	1.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.91	0.91	0.91	1.02	1.13
Expenses after expense reductions (f)	0.90	(a)	0.91	0.91	0.91	0.85	0.88
Net investment income	3.61	(a)	4.08	4.13	4.36	4.42	4.61
Portfolio turnover	11	(n)	14	18	20	23	26
Net assets at end of period (000 omitted)	$126,393		$117,095	$107,334	$125,641	$108,763	$101,028

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$10.75		$9.97	$10.39	$9.83	$10.24	$10.57

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.35	$0.37	$0.37	$0.41
Net realized and unrealized gain (loss) on investments	0.29		0.77	(0.43)	0.57	(0.36)	(0.34)
Total from investment operations	$0.45		$1.12	$(0.08)	$0.94	$0.01	$0.07

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.34)	$(0.34)	$(0.35)	$(0.38)	$(0.37)
From net realized gain on investments	—		—	—	(0.03)	(0.04)	(0.03)
Total distributions declared to shareholders	$(0.15)		$(0.34)	$(0.34)	$(0.38)	$(0.42)	$(0.40)
Net asset value, end of period (x)	$11.05		$10.75	$9.97	$10.39	$9.83	$10.24
Total return (%) (r)(s)(t)(x)	4.21	(n)	11.37	(0.78)	9.65	0.17	0.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.66	1.66	1.66	1.69	1.78
Expenses after expense reductions (f)	1.64	(a)	1.66	1.65	1.66	1.51	1.53
Net investment income	2.85	(a)	3.34	3.38	3.63	3.76	3.93
Portfolio turnover	11	(n)	14	18	20	23	26
Net assets at end of period (000 omitted)	$2,777		$2,535	$3,116	$4,907	$7,956	$9,983
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010		2009	2008
Class A
Net asset value, beginning of period	$11.52		$10.67	$11.24	$10.54		$11.07	$11.43

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.45	$0.47	$0.49		$0.50	$0.53
Net realized and unrealized gain (loss) on investments	0.29		0.83	(0.57)	0.69		(0.47)	(0.38)
Total from investment operations	$0.50		$1.28	$(0.10)	$1.18		$0.03	$0.15

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.46)	$(0.48)		$(0.47)	$(0.48)
From net realized gain on investments	—		—	(0.01)	(0.00	)(w)	(0.09)	(0.03)
Total distributions declared to shareholders	$(0.21)		$(0.43)	$(0.47)	$(0.48)		$(0.56)	$(0.51)
Net asset value, end of period (x)	$11.81		$11.52	$10.67	$11.24		$10.54	$11.07
Total return (%) (r)(s)(t)(x)	4.34	(n)	12.21	(1.03)	11.34		0.40	1.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.86	0.86	0.87		1.08	1.27
Expenses after expense reductions (f)	0.85	(a)	0.86	0.86	0.87		0.91	1.02
Net investment income	3.64	(a)	3.99	4.23	4.40		4.69	4.72
Portfolio turnover	7	(n)	24	21	15		22	27
Net assets at end of period (000 omitted)	$332,917		$317,117	$292,027	$302,736		$254,234	$257,133

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.84	(a)	0.85	0.85	0.86		0.82	0.82

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010		2009	2008
Class B
Net asset value, beginning of period	$11.51		$10.66	$11.24	$10.53		$11.06	$11.42

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.39	$0.40		$0.43	$0.46
Net realized and unrealized gain (loss) on investments	0.28		0.84	(0.58)	0.70		(0.47)	(0.38)
Total from investment operations	$0.45		$1.20	$(0.19)	$1.10		$(0.04)	$0.08

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.38)	$(0.39)		$(0.40)	$(0.41)
From net realized gain on investments	—		—	(0.01)	(0.00	)(w)	(0.09)	(0.03)
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.39)	$(0.39)		$(0.49)	$(0.44)
Net asset value, end of period (x)	$11.80		$11.51	$10.66	$11.24		$10.53	$11.06
Total return (%) (r)(s)(t)(x)	3.95	(n)	11.38	(1.85)	10.62		(0.26)	0.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.61	1.61	1.62		1.74	1.92
Expenses after expense reductions (f)	1.60	(a)	1.61	1.61	1.62		1.56	1.67
Net investment income	2.89	(a)	3.25	3.47	3.66		4.04	4.07
Portfolio turnover	7	(n)	24	21	15		22	27
Net assets at end of period (000 omitted)	$3,634		$3,781	$4,159	$6,558		$7,401	$9,941

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.59	(a)	1.60	1.60	1.61		1.47	1.47

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010		2009	2008
Class C
Net asset value, beginning of period	$11.51		$10.67	$11.24	$10.54		$11.06	$11.43

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.39	$0.40		$0.43	$0.46
Net realized and unrealized gain (loss) on investments	0.29		0.83	(0.58)	0.69		(0.46)	(0.39)
Total from investment operations	$0.46		$1.19	$(0.19)	$1.09		$(0.03)	$0.07

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.37)	$(0.39)		$(0.40)	$(0.41)
From net realized gain on investments	—		—	(0.01)	(0.00	)(w)	(0.09)	(0.03)
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.38)	$(0.39)		$(0.49)	$(0.44)
Net asset value, end of period (x)	$11.81		$11.51	$10.67	$11.24		$10.54	$11.06
Total return (%) (r)(s)(t)(x)	4.04	(n)	11.27	(1.77)	10.50		(0.17)	0.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.61	1.61	1.62		1.73	1.93
Expenses after expense reductions (f)	1.60	(a)	1.61	1.61	1.62		1.56	1.67
Net investment income	2.89	(a)	3.24	3.47	3.63		4.02	4.06
Portfolio turnover	7	(n)	24	21	15		22	27
Net assets at end of period (000 omitted)	$34,719		$32,519	$30,726	$29,660		$19,745	$15,105

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.59	(a)	1.60	1.60	1.61		1.48	1.47
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009		2008
Class A
Net asset value, beginning of period	$11.49		$10.61	$10.98	$10.36	$11.01		$11.45

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.44	$0.45	$0.47	(b)	$0.49
Net realized and unrealized gain (loss) on investments	0.25		0.86	(0.39)	0.60	(0.58	)(b)	(0.45)
Total from investment operations	$0.45		$1.29	$0.05	$1.05	$(0.11)		$0.04

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.42)	$(0.42)	$(0.43)		$(0.47)
From net realized gain on investments	—		—	—	(0.01)	(0.11)		(0.01)
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.42)	$(0.43)	$(0.54)		$(0.48)
Net asset value, end of period (x)	$11.75		$11.49	$10.61	$10.98	$10.36		$11.01
Total return (%) (r)(s)(t)(x)	3.97	(n)	12.32	0.41	10.22	(0.87)		0.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.89	0.90	1.03		1.35
Expenses after expense reductions (f)	0.87	(a)	0.88	0.89	0.90	0.86		1.10
Net investment income	3.43	(a)	3.81	3.98	4.12	4.39(b	)	4.33
Portfolio turnover	6	(n)	14	17	12	14		14
Net assets at end of period (000 omitted)	$151,521		$143,789	$128,450	$133,244	$116,564		$124,948

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	0.85		0.85

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/12 (unaudited)		Years ended 3/31
			2012	2011	2010	2009		2008
Class B
Net asset value, beginning of period	$11.49		$10.61	$10.97	$10.36	$11.01		$11.44

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.36	$0.37	$0.40	(b)	$0.42
Net realized and unrealized gain (loss) on investments	0.24		0.86	(0.38)	0.59	(0.58	)(b)	(0.44)
Total from investment operations	$0.40		$1.20	$(0.02)	$0.96	$(0.18)		$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.34)	$(0.34)	$(0.36)		$(0.40)
From net realized gain on investments	—		—	—	(0.01)	(0.11)		(0.01)
Total distributions declared to shareholders	$(0.15)		$(0.32)	$(0.34)	$(0.35)	$(0.47)		$(0.41)
Net asset value, end of period (x)	$11.74		$11.49	$10.61	$10.97	$10.36		$11.01
Total return (%) (r)(s)(t)(x)	3.50	(n)	11.48	(0.24)	9.31	(1.52)		(0.21)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.64	1.66	1.69		2.00
Expenses after expense reductions (f)	1.62	(a)	1.63	1.64	1.65	1.52		1.75
Net investment income	2.68	(a)	3.08	3.23	3.39	3.75	(b)	3.69
Portfolio turnover	6	(n)	14	17	12	14		14
Net assets at end of period (000 omitted)	$2,166		$2,220	$2,925	$4,639	$6,454		$8,096

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	1.51		1.50
(a)	Annualized.
(b)	Amounts reflect a correction which reclassifies income and gains previously reported relating to activity for certain municipal bonds held in connection with self-deposited inverse floating rate securities. The corrected amounts resulted in an increase of $0.11 per share to previously reported net investment income, a decrease of $0.11 per share to previously reported net realized and unrealized gain (loss) on investments, and an increase of 1.02% to the previously reported net investment income ratio of each class. There is no impact on previously reported income from operations.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

In this reporting period each fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to each fund, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is

Notes to Financial Statements (unaudited) – continued

principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments at Value
Municipal Bonds	$—	$118,144,853	$—	$118,144,853
Mutual Funds	820,040	—	—	820,040
Total Investments	$820,040	$118,144,853	$—	$18,964,893

New York Fund
Investments at Value
Municipal Bonds	$—	$221,787,912	$—	$221,787,912
Mutual Funds	6,651,149	—	—	6,651,149
Total Investments	$6,651,149	$221,787,912	$—	$228,439,061

North Carolina Fund
Investments at Value
Municipal Bonds	$—	$449,231,108	$—	$449,231,108
Mutual Funds	11,207,155	—	—	11,207,155
Total Investments	$11,207,155	$449,231,108	$—	$460,438,263

Pennsylvania Fund
Investments at Value
Municipal Bonds	$—	$150,117,146	$—	$150,117,146
Mutual Funds	6,461,679	—	—	6,461,679
Total Investments	$6,461,679	$150,117,146	$—	$156,578,825

South Carolina Fund
Investments at Value
Municipal Bonds	$—	$214,547,434	$—	$214,547,434
Mutual Funds	1,516,423	—	—	1,516,423
Total Investments	$1,516,423	$214,547,434	$—	$216,063,857

Tennessee Fund
Investments at Value
Municipal Bonds	$—	$124,166,903	$—	$124,166,903
Mutual Funds	4,544,431	—	—	4,544,431
Total Investments	$4,544,431	$124,166,903	$—	$128,711,334

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Virginia Fund
Investments at Value
Municipal Bonds	$—	$365,549,586	$—	$365,549,586
Mutual Funds	4,505,707	—	—	4,505,707
Total Investments	$4,505,707	$365,549,586	$—	$370,055,292

West Virginia Fund
Investments at Value
Municipal Bonds	$—	$147,618,669	$—	$147,618,669
Mutual Funds	4,370,302	—	—	4,370,302
Total Investments	$4,370,302	$147,618,669	$—	$151,988,971

For further information regarding security characteristics, see the Portfolios of Investments.

Derivatives – Certain funds use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by each fund, with the exception of the Mississippi Fund, were futures contracts. At September 30, 2012, each fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by each fund, with the exception of the Mississippi Fund, for the six months ended September 30, 2012 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
New York Fund	Interest Rate	$(100,839)
North Carolina Fund	Interest Rate	(114,308)
Pennsylvania Fund	Interest Rate	(62,463)
South Carolina Fund	Interest Rate	(48,581)
Tennessee Fund	Interest Rate	(40,008)
Virginia Fund	Interest Rate	(195,962)
West Virginia Fund	Interest Rate	(40,008)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by each fund, with the exception of the Mississippi Fund, for the six months ended September 30, 2012 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
New York Fund	Interest Rate	$(59,970)
North Carolina Fund	Interest Rate	(57,050)
Pennsylvania Fund	Interest Rate	(37,603)
South Carolina Fund	Interest Rate	(24,246)
Tennessee Fund	Interest Rate	(19,967)
Virginia Fund	Interest Rate	(117,088)
West Virginia Fund	Interest Rate	(19,967)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolios of Investments.

Futures Contracts – Each fund, with the exception of the Mississippi Fund, entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Each fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – During the six months ended September 30, 2012, the North Carolina Fund, Pennsylvania Fund, and Virginia Fund invested in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by each fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of each fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of each fund in the Statements of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of Virginia Fund’s payable to the holder of the floating rate certificate from trust assets as reported on its Statement of Assets and Liabilities approximates its fair value. The payable to the holder of floating rate certificate from trust assets value as of reporting date is considered Level 2 under the fair value hierarchy. At September 30, 2012, the Virginia Fund’s payable to the holder of the floating rate certificate from trust assets was $5,004,297 and the interest rate on the floating rate certificates issued by the trust was 0.19%. At September 30, 2012, the North Carolina Fund and Pennsylvania Fund did not have any outstanding floating rate certificates.

For the six months ended September 30, 2012, the average payable to the holder of the floating rate certificate from trust assets; the weighted average interest rate related to this payable; and the interest expense and fees related to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets were as follows:

	Average payable to the holder of the floating rate certificate from trust assets for the six months ended 9/30/12	Weighted average interest rate for the six months ended 9/30/12 on floating rate certificates issued by the trust	Interest expense and fees in connection with self-deposited inverse floaters for the six months ended 9/30/12
Fund
North Carolina Fund	$5,118,209	0.19%	$23,549
Pennsylvania Fund	447,213	0.12%	2,108
Virginia Fund	5,002,719	0.19%	19,080

Notes to Financial Statements (unaudited) – continued

Primary and externally deposited inverse floaters held by certain fund are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. For Tennessee Fund, for the six months ended September 30, 2012, custody fees were not reduced. For all other funds, this amount, for the six months ended September 30, 2012, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/12	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Tax-exempt income	$4,414,895	$8,085,698	$14,764,189	$5,515,201	$6,940,669	$4,534,415	$2,849,907	$5,028,417

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/12	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$109,553,347	$206,862,326	$419,237,838	$145,023,073
Gross appreciation	9,465,934	22,066,744	41,349,587	11,779,457
Gross depreciation	(54,388)	(490,009)	(149,162)	(223,705)
Net unrealized appreciation (depreciation)	$9,411,546	$21,576,735	$41,200,425	$11,555,752

As of 3/31/12
Undistributed ordinary income	33,170	—	616,939	—
Undistributed tax-exempt income	449,862	674,422	1,436,016	499,908
Undistributed long-term capital gain	—	—	490,845	—
Capital loss carryforwards	—	(2,384,421)	—	(1,906,932)
Post-October capital loss deferral	—	(710,272)	—	(2,987)
Other temporary differences	(393,079)	(711,560)	(1,239,785)	(473,463)
Net unrealized appreciation (depreciation)	6,541,435	14,885,771	28,537,181	7,636,355

As of 9/30/12	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$200,163,816	$118,360,151	$338,906,650	$141,280,055
Gross appreciation	16,102,677	10,652,375	29,368,509	10,738,863
Gross depreciation	(202,636)	(301,192)	(3,224,164)	(29,947)
Net unrealized appreciation (depreciation)	$15,900,041	$10,351,183	$26,144,345	$10,708,916

As of 3/31/12
Undistributed ordinary income	13,912	—	—	—
Undistributed tax-exempt income	566,719	787,748	1,051,828	411,491
Capital loss carryforwards	(2,397,098)	(113,554)	(829,894)	(769,504)
Post-October capital loss deferral	(134,515)	—	—	—
Other temporary differences	(598,181)	(471,004)	(1,050,928)	(431,116)
Net unrealized appreciation (depreciation)	11,569,525	6,983,611	17,301,479	7,687,034

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2012, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:	New York Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
3/31/16	$—	$(17,684)	$—	$—	$—	$—
3/31/17	—	(327,327)	—	—	—	—
3/31/18	—	(139,728)	(620,248)	—	—	(675,100)
3/31/19	(1,676,455)	(847,239)	(825,001)	(113,554)	(829,894)	—
Total	$(1,676,455)	$(1,331,978)	$(1,445,249)	$(113,554)	$(829,894)	$(675,100)

Post-enactment losses:	New York Fund	Pennsylvania Fund	South Carolina Fund	West Virginia Fund
Short-Term	$—	$(304,836)	$(203,747)	$—
Long-Term	(707,966)	(270,118)	(748,102)	(94,404)
Total	$(707,966)	$(574,954)	$(951,849)	$(94,404)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12
Class A	$2,158,374	$4,339,245	$3,405,613	$6,902,586	$6,290,311	$12,522,830	$2,594,746	$5,147,054
Class B	37,130	75,650	92,892	221,647	105,265	228,042	158,025	368,147
Class C	—	—	509,174	961,465	1,053,432	2,013,317	—	—
Total	$2,195,504	$4,414,895	$4,007,679	$8,085,698	$7,449,008	$14,764,189	$2,752,771	$5,515,201

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12	Six months ended 9/30/12	Year ended 3/31/12
Class A	$3,458,455	$6,747,737	$2,130,691	$4,444,672	$5,748,248	$11,731,510	$2,457,062	$4,954,844
Class B	95,057	192,932	35,658	89,743	51,962	122,047	28,046	73,573
Class C	—	—	—	—	466,959	996,350	—	—
Total	$3,553,512	$6,940,669	$2,166,349	$4,534,415	$6,267,169	$12,849,907	$2,485,108	$5,028,417

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.91%	0.94%	0.89%	0.90%
Class B	1.65%	1.68%	1.66%	1.69%	1.64%	1.65%
Class C	1.65%	1.68%	N/A	N/A	1.64%	N/A

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until July 31, 2013. For the six months ended September 30, 2012, the actual operating expenses for each fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses under these arrangements.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2012, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$31,917	$29,166	$79,235	$51,365	$104,330	$36,311	$40,791	$35,485

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$145,686
New York Fund	—	0.25%	0.25%	0.25%	232,404
North Carolina Fund	—	0.25%	0.25%	0.25%	463,917
Pennsylvania Fund	—	0.25%	0.25%	0.10%	174,103
South Carolina Fund	—	0.25%	0.25%	0.25%	255,593
Tennessee Fund	—	0.25%	0.25%	0.25%	152,461
Virginia Fund	—	0.25%	0.25%	0.25%	406,639
West Virginia Fund	—	0.25%	0.25%	0.25%	184,402

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.79%	$12,461
New York Fund	0.75%	0.25%	1.00%	1.00%	31,908
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	39,824
Pennsylvania Fund	0.75%	0.25%	1.00%	0.87%	53,672
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	36,259
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	13,040
Virginia Fund	0.75%	0.25%	1.00%	1.00%	18,640
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	10,849

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$174,857
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	399,644
Virginia Fund	0.75%	0.25%	1.00%	1.00%	167,883

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$158,147	$439,169	$903,385	$227,775	$291,852	$165,501	$593,162	$195,251

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2012 based on each class’ average daily net assets.

Mississippi Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2013. This reduction amounted to $87,412 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2013. This reduction amounted to $2,617, which is shown as a reduction of total expenses in the Statement of Operations.

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2013. This reduction amounted to $104,463 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2013. This reduction amounted to $6,910 which is shown as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2012, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$5,389	$14,229	$2,176	$44	$2,815	$—	$500	$—
Class B	40	3,508	6,529	4,838	2,176	505	880	279
Class C	N/A	2,008	1,382	N/A	N/A	N/A	608	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2012, each fund paid the following, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$9,601	$22,530	$40,766	$19,511	$18,205	$10,528	$33,762	$13,378
Percent of average daily net assets	0.0161%	0.0198%	0.0177%	0.0259%	0.0171%	0.0169%	0.0186%	0.0178%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$29,837	$52,256	$120,493	$39,677	$52,442	$33,723	$98,398	$35,464

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2012 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0229%	0.0187%	0.0164%	0.0211%	0.0190%	0.0225%	0.0170%	0.0211%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” on the Statements of Operations and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$62	$5	$253	$62	$243	$7	$251	$242

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$4,454	$5,620	$8,269	$4,415	$8,264	$5,596	$8,283	$8,259

Notes to Financial Statements (unaudited) – continued

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2012, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense on the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$555	$1,056	$2,106	$689	$965	$572	$1,683	$692

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$266	$507	$1,021	$334	$469	$277	$808	$334

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$10,429,158	$20,323,759	$35,868,054	$17,651,125	$36,466,609	$19,148,425	$29,534,125	$12,949,383
Sales	$11,761,124	$23,619,759	$36,642,615	$12,286,564	$18,112,616	$13,718,869	$24,015,529	$9,017,314

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six months ended 9/30/12		Year ended 3/31/12		Six months ended 9/30/12		Year ended 3/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	670,614	$6,887,679	1,530,886	$15,106,849	745,137	$8,516,673	1,329,909	$14,531,111
Class B	80,122	824,715	15,183	150,159	92,322	1,055,055	81,993	898,564
Class C	—	—	—	—	331,050	3,782,913	463,436	5,072,436
	750,736	$7,712,394	1,546,069	$15,257,008	1,168,509	$13,354,641	1,875,338	$20,502,111

Shares issued to shareholders in reinvestment of distributions
Class A	152,737	$1,573,238	290,841	$2,870,488	229,406	$2,631,549	455,182	$4,968,745
Class B	2,882	29,725	5,673	55,937	5,656	64,701	13,891	150,822
Class C	—	—	—	—	32,256	369,632	55,834	609,238
	155,619	$1,602,963	296,514	$2,926,425	267,318	$3,065,882	524,907	$5,728,805

Shares reacquired
Class A	(851,734)	$(8,766,567)	(1,618,118)	$(15,898,828)	(1,080,946)	$(12,350,830)	(2,011,543)	$(21,802,897)
Class B	(19,260)	(198,670)	(97,647)	(956,589)	(87,967)	(1,003,938)	(326,184)	(3,527,211)
Class C	—	—	—	—	(130,115)	(1,488,564)	(365,075)	(3,952,805)
	(870,994)	$(8,965,237)	(1,715,765)	$(16,855,417)	(1,299,028)	$(14,843,332)	(2,702,802)	$(29,282,913)

Net change
Class A	(28,383)	$(305,650)	203,609	$2,078,509	(106,403)	$(1,202,608)	(226,452)	$(2,303,041)
Class B	63,744	655,770	(76,791)	(750,493)	10,011	115,818	(230,300)	(2,477,825)
Class C	—	—	—	—	233,191	2,663,981	154,195	1,728,869
	35,361	$350,120	126,818	$1,328,016	136,799	$1,577,191	(302,557)	$(3,051,997)

	North Carolina Fund				Pennsylvania Fund
	Six months ended 9/30/12		Year ended 3/31/12		Six months ended 9/30/12		Year ended 3/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,588,959	$32,141,748	3,709,642	$43,955,439	1,212,813	$12,790,546	2,133,900	$21,428,400
Class B	72,673	899,648	140,795	1,662,724	90,578	958,929	125,191	1,264,472
Class C	783,615	9,718,696	1,249,576	14,822,023	—	—	—	—
	3,445,247	$42,760,092	5,100,013	$60,440,186	1,303,391	$13,749,475	2,259,091	$22,692,872

Shares issued to shareholders in reinvestment of distributions
Class A	355,434	$4,423,485	646,559	$7,643,337	184,855	$1,957,123	349,151	$3,510,332
Class B	7,322	90,981	13,866	163,575	12,849	136,311	28,459	286,380
Class C	59,536	740,218	104,907	1,240,106	—	—	—	—
	422,292	$5,254,684	765,332	$9,047,018	197,704	$2,093,434	377,610	$3,796,712

Shares reacquired
Class A	(2,002,767)	$(24,893,488)	(3,668,036)	$(43,336,913)	(819,817)	$(8,652,062)	(2,070,561)	$(20,644,781)
Class B	(71,042)	(878,063)	(256,780)	(2,993,305)	(90,898)	(961,187)	(474,861)	(4,719,920)
Class C	(399,369)	(4,950,948)	(892,898)	(10,427,355)	—	—	—	—
	(2,473,178)	$(30,722,499)	(4,817,714)	$(56,757,573)	(910,715)	$(9,613,249)	(2,545,422)	$(25,364,701)

Net change
Class A	941,626	$11,671,745	688,165	$8,261,863	577,851	$6,095,607	412,490	$4,293,951
Class B	8,953	112,566	(102,119)	(1,167,006)	12,529	134,053	(321,211)	(3,169,068)
Class C	443,782	5,507,966	461,585	5,634,774	—	—	—	—
	1,394,361	$17,292,277	1,047,631	$12,729,631	590,380	$6,229,660	91,279	$1,124,883

Notes to Financial Statements (unaudited) – continued

	South Carolina Fund				Tennessee Fund
	Six months ended 9/30/12		Year ended 3/31/12		Six months ended 9/30/12		Year ended 3/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,643,472	$20,698,075	2,749,437	$33,339,613	916,645	$10,010,699	1,081,396	$11,380,543
Class B	113,505	1,429,196	139,916	1,705,571	43,373	475,674	53,872	565,382
	1,756,977	$22,127,271	2,889,353	$35,045,184	960,018	$10,486,373	1,135,268	$11,945,925

Shares issued to shareholders in reinvestment of distributions
Class A	213,882	$2,698,588	385,099	$4,646,912	140,343	$1,539,392	259,084	$2,714,861
Class B	6,596	83,183	12,145	146,237	2,359	25,845	5,727	59,869
	220,478	$2,781,771	397,244	$4,793,149	142,702	$1,565,237	264,811	$2,774,730

Shares reacquired
Class A	(844,084)	$(10,630,911)	(1,890,185)	$(22,660,239)	(505,503)	$(5,526,366)	(1,221,691)	$(12,695,932)
Class B	(36,454)	(458,403)	(214,513)	(2,551,708)	(30,136)	(330,821)	(136,465)	(1,419,124)
	(880,538)	$(11,089,314)	(2,104,698)	$(25,211,947)	(535,639)	$(5,857,187)	(1,358,156)	$(14,115,056)

Net change
Class A	1,013,270	$12,765,752	1,244,351	$15,326,286	551,485	$6,023,725	118,789	$1,399,472
Class B	83,647	1,053,976	(62,452)	(699,900)	15,596	170,698	(76,866)	(793,873)
	1,096,917	$13,819,728	1,181,899	$14,626,386	567,081	$6,194,423	41,923	$605,599

	Virginia Fund				West Virginia Fund
	Six months ended 9/30/12		Year ended 3/31/12		Six months ended 9/30/12		Year ended 3/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,565,214	$18,303,574	3,015,011	$34,047,802	678,226	$7,906,330	995,753	$11,198,271
Class B	10,426	122,956	38,351	431,864	6,513	75,932	47,307	531,103
Class C	316,346	3,709,747	385,512	4,345,338	—	—	—	—
	1,891,986	$22,136,277	3,438,874	$38,825,004	684,739	$7,982,262	1,043,060	$11,729,374

Shares issued to shareholders in reinvestment of distributions
Class A	350,228	$4,109,204	632,749	$7,109,951	166,501	$1,944,618	305,792	$3,422,524
Class B	3,347	39,234	7,635	85,564	1,666	19,443	3,922	43,743
Class C	27,742	325,421	54,485	611,698	—	—	—	—
	381,317	$4,473,859	694,869	$7,807,213	168,167	$1,964,061	309,714	$3,466,267

Shares reacquired
Class A	(1,258,570)	$(14,715,461)	(3,484,058)	$(38,999,618)	(459,997)	$(5,356,446)	(891,403)	$(9,881,502)
Class B	(34,354)	(402,377)	(107,502)	(1,197,849)	(17,069)	(198,459)	(133,584)	(1,485,552)
Class C	(227,603)	(2,663,134)	(496,366)	(5,600,701)	—	—	—	—
	(1,520,527)	$(17,780,972)	(4,087,926)	$(45,798,168)	(477,066)	$(5,554,905)	(1,024,987)	$(11,367,054)

Net change
Class A	656,872	$7,697,317	163,702	$2,158,135	384,730	$4,494,502	410,142	$4,739,293
Class B	(20,581)	(240,187)	(61,516)	(680,421)	(8,890)	(103,084)	(82,355)	(910,706)
Class C	116,485	1,372,034	(56,369)	(643,665)	—	—	—	—
	752,776	$8,829,164	45,817	$834,049	375,840	$4,391,418	327,787	$3,828,587

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

Notes to Financial Statements (unaudited) – continued

rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2012, each fund’s commitment fee and interest expense were as follows, and are included in “Miscellaneous” expense on the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$395	$747	$1,479	$479	$669	$399	$1,185	$489
Interest Expense	—	—	—	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2012, are as follows:

	Underlying Affiliated Fund – MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Mississippi Fund	409,619	11,559,614	(11,149,193)	820,040
New York Fund	2,701,616	31,036,085	(27,086,552)	6,651,149
North Carolina Fund	7,019,962	58,365,222	(54,178,029)	11,207,155
Pennsylvania Fund	4,148,879	21,863,085	(19,550,285)	6,461,679
South Carolina Fund	9,094,418	31,943,876	(39,521,871)	1,516,423
Tennessee Fund	2,440,114	19,285,119	(17,180,802)	4,544,431
Virginia Fund	5,186,428	34,776,460	(35,457,181)	4,505,707
West Virginia Fund	3,411,024	17,138,088	(16,178,810)	4,370,302

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$—	$—	$1,117	$820,040
New York Fund	—	—	3,074	6,651,149
North Carolina Fund	—	—	6,594	11,207,155
Pennsylvania Fund	—	—	2,577	6,461,679
South Carolina Fund	—	—	2,704	1,156,423
Tennessee Fund	—	—	1,733	4,544,431
Virginia Fund	—	—	4,315	4,505,707
West Virginia Fund	—	—	2,157	4,370,302

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Municipal Series Trust

MFS Mississippi Municipal Bond Fund

MFS New York Municipal Bond Fund

MFS North Carolina Municipal Bond Fund

MFS Pennsylvania Municipal Bond Fund

MFS South Carolina Municipal Bond Fund

MFS Tennessee Municipal Bond Fund

MFS Virginia Municipal Bond Fund

MFS West Virginia Municipal Bond Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and

Board Review of Investment Advisory Agreement – continued

total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data

Board Review of Investment Advisory Agreement – continued

(which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data

Board Review of Investment Advisory Agreement – continued

(which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2011 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the independent Trustees noted the relatively small size of the Lipper performance universe for certain state tax-exempt funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was higher than the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request the copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. The Registrant has not granted a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2012

*	Print name and title of each signing officer under his or her signature.